EQUITABLE AMERICA VARIABLE ACCOUNT 70A

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account 70A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account 70A indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account 70A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/INVESCO MODERATE ALLOCATION(1)
1290 VT EQUITY INCOME(1)	EQ/INVESCO MODERATE GROWTH ALLOCATION(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/JANUS ENTERPRISE(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/JPMORGAN GROWTH ALLOCATION(1)
1290 VT HIGH YIELD BOND(1)	EQ/JPMORGAN VALUE OPPORTUNITIES(1)
1290 VT MICRO CAP(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(3)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT NATURAL RESOURCES(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT REAL ESTATE(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT SOCIALLY RESPONSIBLE(3)	EQ/MFS MID CAP FOCUSED GROWTH(1)
AB VPS GROWTH AND INCOME PORTFOLIO(3)	EQ/MFS TECHNOLOGY(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(3)	EQ/MFS UTILITIES SERIES(1)
AMERICAN CENTURY VP INFLATION PROTECTION FUND(3)	EQ/MID CAP INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(3)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(3)	EQ/MODERATE ALLOCATION(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/MODERATE GROWTH STRATEGY(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND(3)	EQ/MODERATE-PLUS ALLOCATION(3)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(3)	EQ/MONEY MARKET(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/PIMCO REAL RETURN(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/PIMCO ULTRA SHORT BOND(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQ/SMALL COMPANY INDEX(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQ/T. ROWE PRICE GROWTH STOCK(1)
DELAWARE IVY VIP HIGH INCOME(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
DELAWARE VIP EMERGING MARKETS SERIES(3)	EQ/VALUE EQUITY(1)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	EQ/WELLINGTON ENERGY(1)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
EQ/AB DYNAMIC GROWTH(1)	EQUITABLE GROWTH MF/ETF(3)
EQ/AB DYNAMIC MODERATE GROWTH(1)	EQUITABLE MODERATE GROWTH MF/ETF(3)
EQ/AB SHORT DURATION GOVERNMENT BOND(3)	FEDERATED HERMES HIGH INCOME BOND FUND II(3)
EQ/AB SMALL CAP GROWTH(1)	FEDERATED HERMES KAUFMANN FUND II(3)
EQ/AGGRESSIVE ALLOCATION(3)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(4)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)

FSA-2

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/BALANCED STRATEGY(1)	FRANKLIN INCOME VIP FUND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/COMMON STOCK INDEX(1)	INVESCO V.I. HEALTH CARE FUND(3)
EQ/CONSERVATIVE ALLOCATION(3)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CONSERVATIVE STRATEGY(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CORE BOND INDEX(1)	JANUS HENDERSON BALANCED PORTFOLIO(3)
EQ/CORE PLUS BOND(2)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(3)
EQ/EMERGING MARKETS EQUITY PLUS(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	MFS® VALUE SERIES(3)
EQ/FRANKLIN RISING DIVIDENDS(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/GROWTH STRATEGY(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(3)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	PUTNAM VT RESEARCH FUND(3)
EQ/INVESCO COMSTOCK(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(3)
EQ/INVESCO GLOBAL(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	TEMPLETON GLOBAL BOND VIP FUND(1)

(1)   Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period February 22,2021 (commencement of operations) through December 31, 2021

(2)   Statement of operations and statement of changes in net assets for the period November 11, 2022 (commencement of operations) through December 31, 2022

(3)   Statement of operations and statement of changes in net assets for the period November 14, 2022 (commencement of operations) through December 31, 2022

(4)   Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account 70A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account 70A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account 70A since 2021.

FSA-3

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT MICRO CAP*
Assets:
Investments in shares of the Portfolios, at fair value	$1,092,984	$163,452	$180,631	$2,430,378	$553,849	$187,318
Receivable for shares of the Portfolios sold	33	—	7	—	20	—
Receivable for policy-related transactions	1	4,037	1	5,398	—	2,518

Total assets	1,093,018	167,489	180,639	2,435,776	553,869	189,836

Liabilities:
Payable for shares of the Portfolios purchased	—	4,037	—	5,398	—	2,500

Total liabilities	—	4,037	—	5,398	—	2,500

Net Assets	$1,093,018	$163,452	$180,639	$2,430,378	$553,869	$187,336

Net Assets:
Accumulation unit values	$1,093,018	$163,423	$180,639	$2,430,237	$553,869	$187,336
Retained by Equitable Financial in Equitable America Variable Account 70A	—	29	—	141	—	—

Total Net Assets	$1,093,018	$163,452	$180,639	$2,430,378	$553,869	$187,336

Investments in shares of the Portfolios, at cost	$1,151,941	$166,658	$194,593	$2,722,346	$615,424	$294,029

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-4

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$22,851,032	$5,940	$667,293	$303,802	$1,051,857	$920,798
Receivable for shares of the Portfolios sold	—	—	23	—	—	—
Receivable for policy-related transactions	8,500	—	31	1,287	401,045	264,429

Total assets	22,859,532	5,940	667,347	305,089	1,452,902	1,185,227

Liabilities:
Payable for shares of the Portfolios purchased	8,218	—	—	1,275	401,045	264,404
Payable for policy-related transactions	—	—	—	—	—	—

Total liabilities	8,218	—	—	1,275	401,045	264,404

Net Assets	$22,851,314	$5,940	$667,347	$303,814	$1,051,857	$920,823

Net Assets:
Accumulation unit values	$22,851,314	$5,940	$667,347	$303,814	$1,051,793	$920,823
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	—	64	—

Total Net Assets	$22,851,314	$5,940	$667,347	$303,814	$1,051,857	$920,823

Investments in shares of the Portfolios, at cost	$24,985,254	$5,950	$629,894	$435,671	$1,117,459	$994,234

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-5

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	1290 VT SOCIALLY RESPONSIBLE*	AB VPS GROWTH AND INCOME PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**	AMERICAN CENTURY VP INFLATION PROTECTION FUND	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND
Assets:
Investments in shares of the Portfolios, at fair value	$509	$3,294	$122,494	$10,656	$142,516	$5,629
Receivable for shares of the Portfolios sold	—	—	3	—	4	—
Receivable for policy-related transactions	—	—	2	—	1	1,649

Total assets	509	3,294	122,499	10,656	142,521	7,278

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	1,649

Total liabilities	—	—	—	—	—	1,649

Net Assets	$509	$3,294	$122,499	$10,656	$142,521	$5,629

Net Assets:
Accumulation unit values	$509	$3,294	$122,499	$10,656	$142,521	$5,629

Total Net Assets	$509	$3,294	$122,499	$10,656	$142,521	$5,629

Investments in shares of the Portfolios, at cost	$515	$3,261	$123,051	$10,662	$142,338	$5,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.

FSA-6

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$148,623	$85,248	$105,129	$617,309	$819,114	$851,698
Receivable for shares of the Portfolios sold	—	—	—	—	29	31
Receivable for policy-related transactions	601	22,294	3,300	203,362	3	1

Total assets	149,224	107,542	108,429	820,671	819,146	851,730

Liabilities:
Payable for shares of the Portfolios purchased	595	22,291	3,296	203,274	—	—

Total liabilities	595	22,291	3,296	203,274	—	—

Net Assets	$148,629	$85,251	$105,133	$617,397	$819,146	$851,730

Net Assets:
Accumulation unit values	$148,629	$85,251	$105,133	$617,397	$819,146	$851,730

Total Net Assets	$148,629	$85,251	$105,133	$617,397	$819,146	$851,730

Investments in shares of the Portfolios, at cost	$215,491	$86,200	$104,515	$709,016	$919,213	$888,753

The accompanying notes are an integral part of these financial statements.

FSA-7

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	DELAWARE VIP EMERGING MARKETS SERIES	EATON VANCE VT FLOATING-RATE INCOME FUND
Assets:
Investments in shares of the Portfolios, at fair value	$892,242	$11,734	$171,811	$1,599,455	$18,962	$508,581
Receivable for shares of the Portfolios sold	—	—	6	—	1	—
Receivable for policy-related transactions	3,345	12	2	8,741	—	198,310

Total assets	895,587	11,746	171,819	1,608,196	18,963	706,891

Liabilities:
Payable for shares of the Portfolios purchased	3,312	—	—	8,678	—	198,310
Payable for policy-related transactions	—	—	—	—	1	—

Total liabilities	3,312	—	—	8,678	1	198,310

Net Assets	$892,275	$11,746	$171,819	$1,599,518	$18,962	$508,581

Net Assets:
Accumulation unit values	$892,275	$11,746	$171,819	$1,599,518	$18,962	$508,581

Total Net Assets	$892,275	$11,746	$171,819	$1,599,518	$18,962	$508,581

Investments in shares of the Portfolios, at cost	$1,480,841	$12,135	$229,650	$1,771,937	$19,258	$516,708

The accompanying notes are an integral part of these financial statements.

FSA-8

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$30,080,312	$30,406,586	$27,263,065	$383,573	$1,420,577	$110,394
Receivable for shares of the Portfolios sold	—	—	—	—	—	3
Receivable for policy-related transactions	256,596	23,312	103,890	198,323	2,763	2

Total assets	30,336,908	30,429,898	27,366,955	581,896	1,423,340	110,399

Liabilities:
Payable for shares of the Portfolios purchased	256,333	23,023	103,548	198,315	3,770	—

Total liabilities	256,333	23,023	103,548	198,315	3,770	—

Net Assets	$30,080,575	$30,406,875	$27,263,407	$383,581	$1,419,570	$110,399

Net Assets:
Accumulation unit values	$30,079,986	$30,406,468	$27,263,175	$383,581	$1,419,050	$110,399
Retained by Equitable Financial in Equitable America Variable Account 70A	589	407	232	—	520	—

Total Net Assets	$30,080,575	$30,406,875	$27,263,407	$383,581	$1,419,570	$110,399

Investments in shares of the Portfolios, at cost	$32,484,815	$34,389,122	$30,504,303	$383,247	$1,814,943	$115,806

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable America.

FSA-9

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$130,413,868	$188,957	$1,247,213	$10,892,377	$65,351,018	$102,767
Receivable for shares of the Portfolios sold	—	—	—	—	8,167	4
Receivable for policy-related transactions	63,403	2,495	430,241	8,827	—	—

Total assets	130,477,271	191,452	1,677,454	10,901,204	65,359,185	102,771

Liabilities:
Payable for shares of the Portfolios purchased	62,980	2,487	430,241	8,367	—	—
Payable for policy-related transactions	—	—	—	—	7,408	4

Total liabilities	62,980	2,487	430,241	8,367	7,408	4

Net Assets	$130,414,291	$188,965	$1,247,213	$10,892,837	$65,351,777	$102,767

Net Assets:
Accumulation unit values	$130,413,892	$188,965	$1,247,135	$10,892,837	$65,350,953	$102,767
Retained by Equitable Financial in Equitable America Variable Account 70A	399	—	78	—	824	—

Total Net Assets	$130,414,291	$188,965	$1,247,213	$10,892,837	$65,351,777	$102,767

Investments in shares of the Portfolios, at cost	$153,245,732	$235,189	$1,342,992	$12,398,152	$73,643,678	$147,625

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-10

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$562,719	$2,575,283	$51,981	$33,276,867	$14,533,369	$1,218,773
Receivable for shares of the Portfolios sold	20	—	2	—	—	—
Receivable for policy-related transactions	8	8,514	1	11,618	9,068	11,771

Total assets	562,747	2,583,797	51,984	33,288,485	14,542,437	1,230,544

Liabilities:
Payable for shares of the Portfolios purchased	—	8,514	—	11,163	8,923	11,727

Total liabilities	—	8,514	—	11,163	8,923	11,727

Net Assets	$562,747	$2,575,283	$51,984	$33,277,322	$14,533,514	$1,218,817

Net Assets:
Accumulation unit values	$562,747	$2,574,594	$51,984	$33,276,977	$14,533,291	$1,218,817
Retained by Equitable Financial in Equitable America Variable Account 70A	—	689	—	345	223	—

Total Net Assets	$562,747	$2,575,283	$51,984	$33,277,322	$14,533,514	$1,218,817

Investments in shares of the Portfolios, at cost	$633,840	$3,178,329	$53,512	$37,868,425	$15,607,334	$1,295,512

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-11

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*
Assets:
Investments in shares of the Portfolios, at fair value	$408,301	$240,080	$7,831,959	$545,749	$8,328,547	$1,242,499
Receivable for shares of the Portfolios sold	—	9	—	368	—	—
Receivable for policy-related transactions	6,245	27	27,352	—	24,440	36,718

Total assets	414,546	240,116	7,859,311	546,117	8,352,987	1,279,217

Liabilities:
Payable for shares of the Portfolios purchased	6,239	—	27,245	—	24,266	36,674
Payable for policy-related transactions	—	—	—	349	—	—

Total liabilities	6,239	—	27,245	349	24,266	36,674

Net Assets	$408,307	$240,116	$7,832,066	$545,768	$8,328,721	$1,242,543

Net Assets:
Accumulation unit values	$408,307	$240,116	$7,831,837	$545,768	$8,328,569	$1,242,543
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	229	—	152	—

Total Net Assets	$408,307	$240,116	$7,832,066	$545,768	$8,328,721	$1,242,543

Investments in shares of the Portfolios, at cost	$408,368	$310,149	$8,834,783	$675,834	$8,876,134	$1,268,721

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-12

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$32,412,557	$571,659	$24,971,555	$94,921,947	$154,630	$163,361
Receivable for shares of the Portfolios sold	—	—	—	—	6	—
Receivable for policy-related transactions	5,543	2,577	27,014	7,675	1	2,060

Total assets	32,418,100	574,236	24,998,569	94,929,622	154,637	165,421

Liabilities:
Payable for shares of the Portfolios purchased	5,110	2,466	26,754	7,250	—	2,052

Total liabilities	5,110	2,466	26,754	7,250	—	2,052

Net Assets	$32,412,990	$571,770	$24,971,815	$94,922,372	$154,637	$163,369

Net Assets:
Accumulation unit values	$32,412,354	$571,770	$24,971,659	$94,922,026	$154,637	$163,369
Retained by Equitable Financial in Equitable America Variable Account 70A	636	—	156	346	—	—

Total Net Assets	$32,412,990	$571,770	$24,971,815	$94,922,372	$154,637	$163,369

Investments in shares of the Portfolios, at cost	$35,345,373	$678,463	$27,442,306	$114,484,184	$155,329	$183,805

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-13

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$973,878	$489,169	$801,655	$293,377	$13,707,662	$29,153,607
Receivable for shares of the Portfolios sold	—	—	—	11	3,073	—
Receivable for policy-related transactions	941	2,480	4,219	—	—	26,680

Total assets	974,819	491,649	805,874	293,388	13,710,735	29,180,287

Liabilities:
Payable for shares of the Portfolios purchased	930	2,480	4,207	—	—	26,504
Payable for policy-related transactions	—	—	—	11	2,929	—

Total liabilities	930	2,480	4,207	11	2,929	26,504

Net Assets	$973,889	$489,169	$801,667	$293,377	$13,707,806	$29,153,783

Net Assets:
Accumulation unit values	$973,889	$489,123	$801,667	$293,368	$13,707,736	$29,153,733
Retained by Equitable Financial in Equitable America Variable Account 70A	—	46	—	9	70	50

Total Net Assets	$973,889	$489,169	$801,667	$293,377	$13,707,806	$29,153,783

Investments in shares of the Portfolios, at cost	$1,085,271	$533,115	$1,014,834	$325,871	$14,677,487	$31,807,154

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-14

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,520,090	$40,978,472	$3,322,404	$1,878,411	$1,231,555	$649,533
Receivable for policy-related transactions	399,093	4,716	866,083	334,626	970	3,064

Total assets	1,919,183	40,983,188	4,188,487	2,213,037	1,232,525	652,597

Liabilities:
Payable for shares of the Portfolios purchased	399,093	4,360	865,656	334,626	958	3,064

Total liabilities	399,093	4,360	865,656	334,626	958	3,064

Net Assets	$1,520,090	$40,978,828	$3,322,831	$1,878,411	$1,231,567	$649,533

Net Assets:
Accumulation unit values	$1,519,996	$40,978,367	$3,322,831	$1,878,297	$1,231,567	$649,451
Retained by Equitable Financial in Equitable America Variable Account 70A	94	461	—	114	—	82

Total Net Assets	$1,520,090	$40,978,828	$3,322,831	$1,878,411	$1,231,567	$649,533

Investments in shares of the Portfolios, at cost	$1,764,671	$45,034,195	$3,667,431	$2,287,728	$1,298,278	$739,516

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-15

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$173,599	$958,217	$1,211,555	$1,306,109	$546,369	$1,960,585
Receivable for shares of the Portfolios sold	7	—	—	48	—	—
Receivable for policy-related transactions	—	330,512	270,820	—	651	2,679

Total assets	173,606	1,288,729	1,482,375	1,306,157	547,020	1,963,264

Liabilities:
Payable for shares of the Portfolios purchased	—	330,512	270,820	—	630	2,679
Payable for policy-related transactions	—	—	—	12	—	—

Total liabilities	—	330,512	270,820	12	630	2,679

Net Assets	$173,606	$958,217	$1,211,555	$1,306,145	$546,390	$1,960,585

Net Assets:
Accumulation unit values	$173,606	$958,142	$1,211,555	$1,306,145	$546,390	$1,960,563
Retained by Equitable Financial in Equitable America Variable Account 70A	—	75	—	—	—	22

Total Net Assets	$173,606	$958,217	$1,211,555	$1,306,145	$546,390	$1,960,585

Investments in shares of the Portfolios, at cost	$202,330	$1,177,805	$1,366,211	$1,571,652	$650,114	$2,817,433

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-16

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$770,702	$1,660,246	$498,016	$1,047,727	$73,685,725	$437,153
Receivable for shares of the Portfolios sold	—	—	—	—	—	15
Receivable for policy-related transactions	3,113	4,859	2,471	2,459	45,511	—

Total assets	773,815	1,665,105	500,487	1,050,186	73,731,236	437,168

Liabilities:
Payable for shares of the Portfolios purchased	3,051	4,859	2,471	2,459	45,219	—
Payable for policy-related transactions	—	—	—	—	—	1

Total liabilities	3,051	4,859	2,471	2,459	45,219	1

Net Assets	$770,764	$1,660,246	$498,016	$1,047,727	$73,686,017	$437,167

Net Assets:
Accumulation unit values	$770,764	$1,660,096	$498,007	$1,047,397	$73,685,894	$437,167
Retained by Equitable Financial in Equitable America Variable Account 70A	—	150	9	330	123	—

Total Net Assets	$770,764	$1,660,246	$498,016	$1,047,727	$73,686,017	$437,167

Investments in shares of the Portfolios, at cost	$815,511	$1,965,842	$598,509	$1,265,389	$87,815,546	$445,053

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-17

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$47,197,921	$206,056	$787,697	$1,353,282	$621,423	$1,105,520
Receivable for shares of the Portfolios sold	—	7	12	—	—	—
Receivable for policy-related transactions	14,129,939	2	7,473	11,774	1,929	2,804

Total assets	61,327,860	206,065	795,170	1,365,056	623,352	1,108,324

Liabilities:
Payable for shares of the Portfolios purchased	14,129,939	—	7,444	11,723	1,907	2,778

Total liabilities	14,129,939	—	7,444	11,723	1,907	2,778

Net Assets	$47,197,921	$206,065	$787,726	$1,353,333	$621,445	$1,105,546

Net Assets:
Accumulation unit values	$47,197,698	$206,065	$787,726	$1,353,333	$621,445	$1,105,546
Retained by Equitable Financial in Equitable America Variable Account 70A	223	—	—	—	—	—

Total Net Assets	$47,197,921	$206,065	$787,726	$1,353,333	$621,445	$1,105,546

Investments in shares of the Portfolios, at cost	$47,197,938	$264,554	$915,061	$1,568,239	$626,578	$1,320,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-18

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$2,475,615	$1,959,198	$509,145	$973,383	$88,386	$89,568
Receivable for shares of the Portfolios sold	—	—	—	—	3	3
Receivable for policy-related transactions	12,554	24,127	2,467	154,634	—	1

Total assets	2,488,169	1,983,325	511,612	1,128,017	88,389	89,572

Liabilities:
Payable for shares of the Portfolios purchased	12,554	24,195	2,467	154,604	—	—
Payable for policy-related transactions	—	—	—	—	3	—

Total liabilities	12,554	24,195	2,467	154,604	3	—

Net Assets	$2,475,615	$1,959,130	$509,145	$973,413	$88,386	$89,572

Net Assets:
Accumulation unit values	$2,475,600	$1,959,120	$509,145	$973,413	$88,386	$89,572
Retained by Equitable Financial in Equitable America Variable Account 70A	15	10	—	—	—	—

Total Net Assets	$2,475,615	$1,959,130	$509,145	$973,413	$88,386	$89,572

Investments in shares of the Portfolios, at cost	$3,437,265	$2,163,075	$614,240	$903,888	$94,249	$92,630

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-19

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$13,727	$54,554	$5,395	$937,635	$1,309,559	$30,443
Receivable for shares of the Portfolios sold	—	2	—	—	—	1
Receivable for policy-related transactions	—	2	—	3,772	213,463	2

Total assets	13,727	54,558	5,395	941,407	1,523,022	30,446

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	3,742	213,413	—

Total liabilities	—	—	—	3,742	213,413	—

Net Assets	$13,727	$54,558	$5,395	$937,665	$1,309,609	$30,446

Net Assets:
Accumulation unit values	$13,727	$54,558	$5,395	$937,665	$1,309,609	$30,446

Total Net Assets	$13,727	$54,558	$5,395	$937,665	$1,309,609	$30,446

Investments in shares of the Portfolios, at cost	$14,048	$55,457	$5,595	$1,114,779	$1,458,751	$31,102

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-20

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND
Assets:
Investments in shares of the Portfolios, at fair value	$399,126	$65,917	$1,027,921	$310,957	$937,003	$170,260
Receivable for shares of the Portfolios sold	—	2	37	—	—	5
Receivable for policy-related transactions	2,490	2	2	2,495	2,499	1

Total assets	401,616	65,921	1,027,960	313,452	939,502	170,266

Liabilities:
Payable for shares of the Portfolios purchased	2,474	—	—	2,482	2,464	—

Total liabilities	2,474	—	—	2,482	2,464	—

Net Assets	$399,142	$65,921	$1,027,960	$310,970	$937,038	$170,266

Net Assets:
Accumulation unit values	$399,142	$65,921	$1,027,960	$310,970	$937,038	$170,266

Total Net Assets	$399,142	$65,921	$1,027,960	$310,970	$937,038	$170,266

Investments in shares of the Portfolios, at cost	$411,247	$84,731	$1,104,477	$341,322	$1,105,794	$172,084

The accompanying notes are an integral part of these financial statements.

FSA-21

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$474,408	$41,829	$116,188	$401,757	$112,495	$1,198,175
Receivable for shares of the Portfolios sold	—	2	4	11	3	—
Receivable for policy-related transactions	6,251	1	2	2	2	6,556

Total assets	480,659	41,832	116,194	401,770	112,500	1,204,731

Liabilities:
Payable for shares of the Portfolios purchased	6,233	—	—	—	—	6,520

Total liabilities	6,233	—	—	—	—	6,520

Net Assets	$474,426	$41,832	$116,194	$401,770	$112,500	$1,198,211

Net Assets:
Accumulation unit values	$474,426	$41,832	$116,194	$401,770	$112,500	$1,198,211

Total Net Assets	$474,426	$41,832	$116,194	$401,770	$112,500	$1,198,211

Investments in shares of the Portfolios, at cost	$523,692	$52,115	$155,350	$409,604	$113,229	$1,400,404

The accompanying notes are an integral part of these financial statements.

FSA-22

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$145,264	$539,346	$20,768	$337,451	$1,757,008	$31,734
Receivable for shares of the Portfolios sold	5	—	—	—	—	1
Receivable for policy-related transactions	4	1,255	7,847	2,806	3,284	—

Total assets	145,273	540,601	28,615	340,257	1,760,292	31,735

Liabilities:
Payable for shares of the Portfolios purchased	—	1,222	7,847	2,806	3,284	—
Payable for policy-related transactions	—	—	—	—	—	1

Total liabilities	—	1,222	7,847	2,806	3,284	1

Net Assets	$145,273	$539,379	$20,768	$337,451	$1,757,008	$31,734

Net Assets:
Accumulation unit values	$145,273	$539,379	$20,768	$337,346	$1,756,754	$31,734
Retained by Equitable Financial in Equitable America Variable Account 70A	—	—	—	105	254	—

Total Net Assets	$145,273	$539,379	$20,768	$337,451	$1,757,008	$31,734

Investments in shares of the Portfolios, at cost	$151,257	$650,264	$20,780	$463,499	$2,577,036	$40,519

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-23

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO INCOME PORTFOLIO	PROFUND VP BIOTECHNOLOGY	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$630,416	$23,988	$463,554	$460,003	$9,098	$10,526
Receivable for shares of the Portfolios sold	—	1	—	—	—	—
Receivable for policy-related transactions	132,247	—	198,312	2,559	—	7,847

Total assets	762,663	23,989	661,866	462,562	9,098	18,373

Liabilities:
Payable for shares of the Portfolios purchased	132,196	—	198,312	2,478	—	7,847
Payable for policy-related transactions	—	1	—	—	—	—

Total liabilities	132,196	1	198,312	2,478	—	7,847

Net Assets	$630,467	$23,988	$463,554	$460,084	$9,098	$10,526

Net Assets:
Accumulation unit values	$630,467	$23,988	$463,554	$460,084	$9,098	$10,526

Total Net Assets	$630,467	$23,988	$463,554	$460,084	$9,098	$10,526

Investments in shares of the Portfolios, at cost	$707,122	$23,979	$483,412	$511,666	$9,048	$10,699

The accompanying notes are an integral part of these financial statements.

FSA-24

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$159,970	$188,992
Receivable for shares of the Portfolios sold	6	—
Receivable for policy-related transactions	1	1,287

Total assets	159,977	190,279

Liabilities:
Payable for shares of the Portfolios purchased	—	1,279

Total liabilities	—	1,279

Net Assets	$159,977	$189,000

Net Assets:
Accumulation unit values	$159,977	$189,000

Total Net Assets	$159,977	$189,000

Investments in shares of the Portfolios, at cost	$190,273	$194,663

The accompanying notes are an integral part of these financial statements.

FSA-25

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	129,758

1290 VT EQUITY INCOME	IA	31,891
1290 VT EQUITY INCOME	IB	1,062

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	15,479

1290 VT GAMCO SMALL COMPANY VALUE	IA	37,471
1290 VT GAMCO SMALL COMPANY VALUE	IB	1,610

1290 VT HIGH YIELD BOND	IB	67,182

1290 VT MICRO CAP	IB	23,139

1290 VT MODERATE GROWTH ALLOCATION	IB	2,149,800

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	712

1290 VT NATURAL RESOURCES	IB	66,694

1290 VT REAL ESTATE	IB	56,058

1290 VT SMALL CAP VALUE	IB	94,909

1290 VT SMARTBETA EQUITY ESG	IB	61,076

1290 VT SOCIALLY RESPONSIBLE	IB	32

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	116

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	4,285

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	1,137

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	6,555

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	191

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	9,727

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	1,750

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	12,281

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	28,265

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	88,745

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	71,752

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	72,836

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	235

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	8,518

DELAWARE IVY VIP HIGH INCOME	CLASS II	567,183

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	966

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	60,259

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	2,921,544

EQ/AB DYNAMIC GROWTH	IB	2,911,253

EQ/AB DYNAMIC MODERATE GROWTH	IB	2,474,054

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	40,067

EQ/AB SMALL CAP GROWTH	IA	96,042

The accompanying notes are an integral part of these financial statements.

FSA-26

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/AB SMALL CAP GROWTH	IB	4,435

EQ/AGGRESSIVE ALLOCATION	B	12,693

EQ/AGGRESSIVE GROWTH STRATEGY	IB	9,217,770

EQ/ALL ASSET GROWTH ALLOCATION	IA	11,787

EQ/AMERICAN CENTURY MID CAP VALUE	IB	58,011

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	1,081,678

EQ/BALANCED STRATEGY	IB	4,651,963

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	9,877

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	69,006

EQ/COMMON STOCK INDEX	IA	69,639
EQ/COMMON STOCK INDEX	IB	1,402

EQ/CONSERVATIVE ALLOCATION	B	6,645

EQ/CONSERVATIVE GROWTH STRATEGY	IB	2,652,505

EQ/CONSERVATIVE STRATEGY	IB	1,356,035

EQ/CORE BOND INDEX	IB	135,302

EQ/CORE PLUS BOND	B	119,496

EQ/EMERGING MARKETS EQUITY PLUS	IB	29,417

EQ/EQUITY 500 INDEX	IA	129,123
EQ/EQUITY 500 INDEX	IB	8,515

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	13,631

EQ/FRANKLIN MODERATE ALLOCATION	IB	827,057

EQ/FRANKLIN RISING DIVIDENDS	IB	30,547

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	3,280,139

EQ/GOLDMAN SACHS MID CAP VALUE	IB	29,685

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	2,689,081

EQ/GROWTH STRATEGY	IB	5,743,399

EQ/INTERMEDIATE GOVERNMENT BOND	IB	16,552

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	16,894

EQ/INTERNATIONAL EQUITY INDEX	IA	101,939
EQ/INTERNATIONAL EQUITY INDEX	IB	3,230

EQ/INVESCO COMSTOCK	IA	24,803

EQ/INVESCO GLOBAL	IA	39,733
EQ/INVESCO GLOBAL	IB	323

EQ/INVESCO GLOBAL REAL ASSETS	IB	20,433

EQ/INVESCO MODERATE ALLOCATION	IB	1,338,150

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	3,004,193

EQ/JANUS ENTERPRISE	IA	58,864
EQ/JANUS ENTERPRISE	IB	22,749

EQ/JPMORGAN GROWTH ALLOCATION	IB	4,089,110

The accompanying notes are an integral part of these financial statements.

FSA-27

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held
EQ/JPMORGAN VALUE OPPORTUNITIES	IB	181,556

EQ/LARGE CAP GROWTH INDEX	IA	86,810
EQ/LARGE CAP GROWTH INDEX	IB	29,194

EQ/LARGE CAP VALUE INDEX	IA	117,174
EQ/LARGE CAP VALUE INDEX	IB	13,543

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	38,795

EQ/LAZARD EMERGING MARKETS EQUITY	IB	10,409

EQ/LOOMIS SAYLES GROWTH	IA	78,834
EQ/LOOMIS SAYLES GROWTH	IB	49,807

EQ/MFS INTERNATIONAL GROWTH	IA	136,022
EQ/MFS INTERNATIONAL GROWTH	IB	44,804

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	45,948

EQ/MFS MID CAP FOCUSED GROWTH	IB	37,399

EQ/MFS TECHNOLOGY	IB	95,031

EQ/MFS UTILITIES SERIES	IB	21,246

EQ/MID CAP INDEX	IA	112,166
EQ/MID CAP INDEX	IB	5,501

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	32,598

EQ/MODERATE ALLOCATION	A	83,233
EQ/MODERATE ALLOCATION	B	11,335

EQ/MODERATE GROWTH STRATEGY	IB	5,008,423

EQ/MODERATE-PLUS ALLOCATION	B	51,610

EQ/MONEY MARKET	IA	3,979,567
EQ/MONEY MARKET	IB	43,205,888

EQ/PIMCO GLOBAL REAL RETURN	IB	28,235

EQ/PIMCO REAL RETURN	IB	73,520

EQ/PIMCO TOTAL RETURN ESG	IB	148,671

EQ/PIMCO ULTRA SHORT BOND	IA	42,723
EQ/PIMCO ULTRA SHORT BOND	IB	22,033

EQ/SMALL COMPANY INDEX	IA	105,539
EQ/SMALL COMPANY INDEX	IB	6,281

EQ/T. ROWE PRICE GROWTH STOCK	IA	52,668
EQ/T. ROWE PRICE GROWTH STOCK	IB	2,179

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	33,476

EQ/VALUE EQUITY	IA	25,480
EQ/VALUE EQUITY	IB	1,924

EQ/WELLINGTON ENERGY	IB	248,906

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	8,104

EQUITABLE GROWTH MF/ETF	IB	10,283

EQUITABLE MODERATE GROWTH MF/ETF	IB	1,582

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	10,274

The accompanying notes are an integral part of these financial statements.

FSA-28

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Share Class**	Portfolio Shares Held

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	393

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	30,052

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	132,279

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	2,735

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	32,007

FRANKLIN ALLOCATION VIP FUND	CLASS 2	14,947

FRANKLIN INCOME VIP FUND	CLASS 2	69,784

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	12,564

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	58,453

INVESCO V.I. HEALTH CARE FUND	SERIES II	7,358

INVESCO V.I. HIGH YIELD FUND	SERIES II	106,609

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	5,083

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	8,524

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	9,460

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	10,236

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	VC SHARES	117,468

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	4,587

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	28,597

MFS® VALUE SERIES	SERVICE CLASS	988

MULTIMANAGER AGGRESSIVE EQUITY	IB	7,057

MULTIMANAGER TECHNOLOGY	IB	76,951

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	3,870

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	89,931

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	2,538

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	47,838

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	6,506

PUTNAM VT RESEARCH FUND	CLASS IB	335

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	392

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	21,444

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	15,144

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-29

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$9.54	79
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$9.42	1
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$9.34	35

1290 VT EQUITY INCOME	1.30%	IA	$29.34	5
1290 VT EQUITY INCOME	1.00%	IB	$16.04	—

1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IA	$14.26	13
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IA	$13.61	—

1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IA	$33.40	66
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IA	$31.88	4
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$15.44	6
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$16.64	—

1290 VT HIGH YIELD BOND	1.00%	IB	$11.23	5
1290 VT HIGH YIELD BOND	1.30%	IB	$12.06	41
1290 VT HIGH YIELD BOND	1.65%	IB	$11.64	1

1290 VT MICRO CAP	1.00%	IB	$13.41	2
1290 VT MICRO CAP	1.30%	IB	$13.27	9
1290 VT MICRO CAP	1.65%	IB	$13.07	3

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$10.70	2,102
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$10.55	35

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$9.64	1

1290 VT NATURAL RESOURCES	1.00%	IB	$13.27	14
1290 VT NATURAL RESOURCES	1.25%	IB	$11.68	1
1290 VT NATURAL RESOURCES	1.30%	IB	$11.97	38
1290 VT NATURAL RESOURCES	1.65%	IB	$11.55	1

1290 VT REAL ESTATE	1.00%	IB	$9.90	3
1290 VT REAL ESTATE	1.30%	IB	$11.22	24

1290 VT SMALL CAP VALUE	1.00%	IB	$13.40	5
1290 VT SMALL CAP VALUE	1.25%	IB	$13.29	30
1290 VT SMALL CAP VALUE	1.30%	IB	$13.26	43
1290 VT SMALL CAP VALUE	1.65%	IB	$13.06	2

1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$16.04	—
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$17.79	15
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$13.38	49

1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$10.19	—

AB VPS GROWTH AND INCOME PORTFOLIO	1.00%	CLASS B	$17.61	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.00%	CLASS B	$17.08	7

AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.00%	CLASS II	$10.25	—
AMERICAN CENTURY VP INFLATION PROTECTION FUND	1.25%	CLASS II	$10.13	1

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$14.59	10

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$16.29	—
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$18.64	—

The accompanying notes are an integral part of these financial statements.

FSA-30

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$12.34	2
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$15.34	8
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$14.81	—

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.00%	CLASS 4	$17.44	4
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.25%	CLASS 4	$20.43	1

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.00%	CLASS 4	$10.48	10
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.25%	CLASS 4	$10.59	—

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$12.03	16
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$12.84	31
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$12.40	2

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$9.87	83

BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$11.99	—
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$15.90	52
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$15.17	1

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$36.04	25
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$34.40	—

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$18.46	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$14.07	12

DELAWARE IVY VIP HIGH INCOME	1.30%	CLASS II	$17.72	89
DELAWARE IVY VIP HIGH INCOME	1.65%	CLASS II	$16.91	2

DELAWARE VIP EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$10.40	2

EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$11.03	3
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$11.09	18
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$10.99	25

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$10.66	2,782
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$10.47	41

EQ/AB DYNAMIC GROWTH	1.30%	IB	$11.35	2,643
EQ/AB DYNAMIC GROWTH	1.65%	IB	$11.04	37

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$11.26	1
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$13.70	1,976
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$13.14	13

EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.06	42

EQ/AB SMALL CAP GROWTH	1.30%	IA	$34.56	39
EQ/AB SMALL CAP GROWTH	1.65%	IA	$32.98	1
EQ/AB SMALL CAP GROWTH	1.00%	IB	$15.20	3
EQ/AB SMALL CAP GROWTH	1.25%	IB	$16.60	—

The accompanying notes are an integral part of these financial statements.

FSA-31

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AGGRESSIVE ALLOCATION	1.00%	B	$14.10	8
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$15.39	—

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$18.73	6,858
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$18.03	110

EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IA	$17.92	9
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IA	$17.11	1

EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$16.73	5
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$19.69	21
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$33.99	19
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$32.44	3

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$10.28	1,056
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$10.13	4

EQ/BALANCED STRATEGY	1.30%	IB	$15.52	4,039
EQ/BALANCED STRATEGY	1.65%	IB	$14.82	179

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$12.72	8

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IA	$14.48	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IA	$14.33	37
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IA	$14.11	1

EQ/COMMON STOCK INDEX	1.30%	IA	$34.77	71
EQ/COMMON STOCK INDEX	1.65%	IA	$33.19	2
EQ/COMMON STOCK INDEX	1.00%	IB	$17.72	3

EQ/CONSERVATIVE ALLOCATION	1.00%	B	$9.28	2
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$9.23	4

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$13.99	2,355
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$13.35	25

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$11.30	1,193
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$10.78	98

EQ/CORE BOND INDEX	1.00%	IB	$9.48	15
EQ/CORE BOND INDEX	1.25%	IB	$9.44	1
EQ/CORE BOND INDEX	1.30%	IB	$10.05	102
EQ/CORE BOND INDEX	1.65%	IB	$9.60	4

EQ/CORE PLUS BOND	1.30%	B	$8.33	48
EQ/CORE PLUS BOND	1.65%	B	$8.28	1

EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$9.05	27

EQ/EQUITY 500 INDEX	1.30%	IA	$35.80	199
EQ/EQUITY 500 INDEX	1.65%	IA	$34.17	6
EQ/EQUITY 500 INDEX	1.00%	IB	$18.54	25
EQ/EQUITY 500 INDEX	1.25%	IB	$21.80	1

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$17.43	—
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$33.23	15
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$31.72	1

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$11.18	726
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$10.91	19

The accompanying notes are an integral part of these financial statements.

FSA-32

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$19.85	7
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$25.30	43
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$24.43	—

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$10.83	2,966
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$10.68	28

EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$30.69	19

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$11.18	2,164
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$10.88	72

EQ/GROWTH STRATEGY	1.30%	IB	$19.05	4,870
EQ/GROWTH STRATEGY	1.65%	IB	$18.18	118

EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$9.15	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$9.26	16

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IA	$12.84	13

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$13.34	69
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$12.74	2
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$10.87	3

EQ/INVESCO COMSTOCK	1.30%	IA	$32.14	14
EQ/INVESCO COMSTOCK	1.65%	IA	$30.68	1

EQ/INVESCO GLOBAL	1.30%	IA	$22.20	35
EQ/INVESCO GLOBAL	1.65%	IA	$21.19	1
EQ/INVESCO GLOBAL	1.00%	IB	$13.33	—

EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$11.04	—
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$17.68	17

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$10.90	1,256
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$10.61	2

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$10.98	2,617
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$10.83	39

EQ/JANUS ENTERPRISE	1.30%	IA	$28.38	38
EQ/JANUS ENTERPRISE	1.65%	IA	$27.09	1
EQ/JANUS ENTERPRISE	1.00%	IB	$15.71	1
EQ/JANUS ENTERPRISE	1.25%	IB	$16.96	23

EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$11.14	3,654
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$10.94	26

EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$14.82	14
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$14.70	58
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$14.67	146
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$14.45	8

EQ/LARGE CAP GROWTH INDEX	1.30%	IA	$41.68	32
EQ/LARGE CAP GROWTH INDEX	1.65%	IA	$39.78	2
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$20.42	6
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$24.50	14

EQ/LARGE CAP VALUE INDEX	1.30%	IA	$28.77	35
EQ/LARGE CAP VALUE INDEX	1.65%	IA	$27.46	3
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$15.32	3
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$17.57	5

The accompanying notes are an integral part of these financial statements.

FSA-33

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IA	$26.55	24

EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$9.26	3
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$10.58	13
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$10.10	—

EQ/LOOMIS SAYLES GROWTH	1.30%	IA	$33.53	15
EQ/LOOMIS SAYLES GROWTH	1.65%	IA	$32.00	2
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$19.10	2
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$22.57	15

EQ/MFS INTERNATIONAL GROWTH	1.30%	IA	$19.07	44
EQ/MFS INTERNATIONAL GROWTH	1.65%	IA	$18.20	4
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$14.07	2
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$14.15	19

EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$13.42	1
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$21.81	56
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$20.82	3

EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$35.58	14
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$33.96	1

EQ/MFS TECHNOLOGY	1.00%	IB	$12.30	4
EQ/MFS TECHNOLOGY	1.30%	IB	$43.63	42
EQ/MFS TECHNOLOGY	1.65%	IB	$41.64	2

EQ/MFS UTILITIES SERIES	1.00%	IB	$14.63	3
EQ/MFS UTILITIES SERIES	1.30%	IB	$27.07	25
EQ/MFS UTILITIES SERIES	1.65%	IB	$25.84	1

EQ/MID CAP INDEX	1.30%	IA	$33.27	45
EQ/MID CAP INDEX	1.65%	IA	$31.76	3
EQ/MID CAP INDEX	1.00%	IB	$15.81	5

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IA	$27.62	15
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IA	$26.36	3

EQ/MODERATE ALLOCATION	1.30%	A	$15.15	60
EQ/MODERATE ALLOCATION	1.65%	A	$14.46	1
EQ/MODERATE ALLOCATION	1.00%	B	$11.65	11

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$17.23	3,945
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$16.44	348

EQ/MODERATE-PLUS ALLOCATION	1.00%	B	$12.89	24
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$13.72	9

EQ/MONEY MARKET	1.30%	IA	$8.83	451
EQ/MONEY MARKET	0.00%	IB	$9.57	327
EQ/MONEY MARKET	0.00%	IB	$9.84	600
EQ/MONEY MARKET	0.00%	IB	$10.10	21
EQ/MONEY MARKET	0.00%	IB	$10.13	2,521
EQ/MONEY MARKET	0.00%	IB	$10.22	15
EQ/MONEY MARKET	0.00%	IB	$10.25	13
EQ/MONEY MARKET	1.00%	IB	$9.64	471
EQ/MONEY MARKET	1.25%	IB	$9.33	126
EQ/MONEY MARKET	1.65%	IB	$9.19	266

The accompanying notes are an integral part of these financial statements.

FSA-34

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$10.20	20

EQ/PIMCO REAL RETURN	1.30%	IB	$12.00	64
EQ/PIMCO REAL RETURN	1.65%	IB	$11.45	2

EQ/PIMCO TOTAL RETURN ESG	1.00%	IB	$9.73	4
EQ/PIMCO TOTAL RETURN ESG	1.25%	IB	$9.87	1
EQ/PIMCO TOTAL RETURN ESG	1.30%	IB	$11.30	108
EQ/PIMCO TOTAL RETURN ESG	1.65%	IB	$10.78	7

EQ/PIMCO ULTRA SHORT BOND	1.30%	IA	$9.28	44
EQ/PIMCO ULTRA SHORT BOND	1.65%	IA	$8.86	—
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$9.88	3
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$9.55	19

EQ/SMALL COMPANY INDEX	1.30%	IA	$29.53	34
EQ/SMALL COMPANY INDEX	1.65%	IA	$28.18	1
EQ/SMALL COMPANY INDEX	1.00%	IB	$14.27	4

EQ/T. ROWE PRICE GROWTH STOCK	1.30%	IA	$32.71	72
EQ/T. ROWE PRICE GROWTH STOCK	1.65%	IA	$31.22	1
EQ/T. ROWE PRICE GROWTH STOCK	1.00%	IB	$15.67	5
EQ/T. ROWE PRICE GROWTH STOCK	1.25%	IB	$18.61	1

EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$16.19	11
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$24.47	—
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$58.14	29
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$55.49	1

EQ/VALUE EQUITY	1.30%	IA	$24.41	16
EQ/VALUE EQUITY	1.65%	IA	$23.29	4
EQ/VALUE EQUITY	1.00%	IB	$13.08	3

EQ/WELLINGTON ENERGY	1.00%	IB	$5.70	13
EQ/WELLINGTON ENERGY	1.25%	IB	$5.30	26
EQ/WELLINGTON ENERGY	1.30%	IB	$7.66	96
EQ/WELLINGTON ENERGY	1.65%	IB	$7.31	4

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	IB	$13.74	6
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	IB	$13.26	—

EQUITABLE GROWTH MF/ETF	1.00%	IB	$8.73	10
EQUITABLE GROWTH MF/ETF	1.30%	IB	$10.31	1

EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$8.72	2

FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$11.26	5

FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$14.97	—

FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$15.35	—
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$17.42	—
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$28.41	33
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$27.11	—

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$10.77	6
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$11.03	22
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$13.34	74
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$12.73	1

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$12.19	2
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$11.82	1

The accompanying notes are an integral part of these financial statements.

FSA-35

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$14.03	1
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$17.44	21
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$16.79	1

FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$17.70	4

FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$12.84	3
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$18.33	52
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$17.50	2

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$26.73	12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$22.73	—
INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$14.41	62
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$14.01	3

INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$13.07	13
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$17.47	—

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$10.64	1
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$11.00	5
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$12.78	32

INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$21.69	1
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$20.71	1

INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$13.61	1
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$28.16	4

JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$15.16	23
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$16.77	3

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$9.70	12

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$11.23	2
LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$14.02	83

MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$32.20	5

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$39.20	13
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$37.41	—

MFS® VALUE SERIES	1.00%	SERVICE CLASS	$16.82	1
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$19.23	—

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$34.67	10

MULTIMANAGER TECHNOLOGY	1.00%	IB	$23.06	7
MULTIMANAGER TECHNOLOGY	1.30%	IB	$23.29	63
MULTIMANAGER TECHNOLOGY	1.65%	IB	$22.64	6

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	1.30%	CLASS S	$10.85	3

The accompanying notes are an integral part of these financial statements.

FSA-36

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2022

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$11.22	—
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$8.61	16
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$9.10	54
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$8.68	—

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$ 9.54	—
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$9.01	2

PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$10.41	3
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$10.32	19
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$10.30	23

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$41.96	11
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$40.05	—

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$19.04	—

T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$16.14	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$17.45	—

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$10.76	10
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$10.27	5

TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$8.13	2
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.23	15
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$9.77	2

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-37

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT MICRO CAP*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$22,257	$2,755	$615	$12,659	$29,757	$275
Expenses:
Asset-based charges	4,323	1,173	2,053	25,026	5,400	2,233

Net Investment Income (Loss)	17,934	1,582	(1,438)	(12,367)	24,357	(1,958)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(19,930)	504	(1,211)	(9,588)	(10,089)	(2,685)
Net realized gain distribution from the Portfolios	427	8,301	5,522	111,640	—	4,521

Net realized gain (loss)	(19,503)	8,805	4,311	102,052	(10,089)	1,836

Net change in unrealized appreciation (depreciation) of investments	(53,286)	(4,276)	(12,812)	(274,132)	(54,808)	(52,627)

Net Realized and Unrealized Gain (Loss) on Investments	(72,789)	4,529	(8,501)	(172,080)	(64,897)	(50,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,855)	$6,111	$(9,939)	$(184,447)	$(40,540)	$(52,749)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-38

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*(a)	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*	1290 VT SMARTBETA EQUITY ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$321,762	$—	$17,681	$529	$2,516	$8,152
Expenses:
Asset-based charges	190,900	—	3,351	3,476	6,334	6,062

Net Investment Income (Loss)	130,862	—	14,330	(2,947)	(3,818)	2,090

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(92,809)	—	5,151	(26,754)	(18,243)	(10,642)
Net realized gain distribution from the Portfolios	120,609	—	—	58	50,116	9,984

Net realized gain (loss)	27,800	—	5,151	(26,696)	31,873	(658)

Net change in unrealized appreciation (depreciation) of investments	(2,385,781)	(10)	37,263	(50,163)	(20,384)	(68,659)

Net Realized and Unrealized Gain (Loss) on Investments	(2,357,981)	(10)	42,414	(76,859)	11,489	(69,317)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,227,119)	$(10)	$56,744	$(79,806)	$7,671	$(67,227)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-39

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	1290 VT SOCIALLY RESPONSIBLE*(a)	AB VPS GROWTH AND INCOME PORTFOLIO**(a)	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**(a)	AMERICAN CENTURY VP INFLATION PROTECTION FUND(a)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(a)	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$—	$—	$114	$6
Expenses:
Asset-based charges	—	1	51	12	50	3

Net Investment Income (Loss)	—	(1)	(51)	(12)	64	3

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	—	(1)	—

Net realized gain (loss)	—	—	—	—	(1)	—

Net change in unrealized appreciation (depreciation) of investments	(6)	33	(557)	(6)	178	(133)

Net Realized and Unrealized Gain (Loss) on Investments	(6)	33	(557)	(6)	177	(133)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6)	$32	$(608)	$(18)	$241	$(130)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-40

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND(a)	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(a)	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$—	$4,087	$21,899	$—
Expenses:
Asset-based charges	1,346	41	22	4,108	8,114	7,347

Net Investment Income (Loss)	(1,346)	(41)	(22)	(21)	13,785	(7,347)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(4,810)	—	—	(7,678)	(8,180)	(74,903)
Net realized gain distribution from the Portfolios	36,606	—	—	26,064	6,284	7,026

Net realized gain (loss)	31,796	—	—	18,386	(1,896)	(67,877)

Net change in unrealized appreciation (depreciation) of investments	(63,535)	(952)	614	(85,086)	(93,869)	(6,619)

Net Realized and Unrealized Gain (Loss) on Investments	(31,739)	(952)	614	(66,700)	(95,765)	(74,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,085)	$(993)	$592	$(66,721)	$(81,980)	$(81,843)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022.

FSA-41

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	DELAWARE IVY VIP HIGH INCOME	DELAWARE VIP EMERGING MARKETS SERIES(a)	EATON VANCE VT FLOATING- RATE INCOME FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$112	$176	$69,776	$—	$9,890
Expenses:
Asset-based charges	12,448	93	2,269	15,176	10	2,592

Net Investment Income (Loss)	(12,448)	19	(2,093)	54,600	(10)	7,298

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(28,349)	(246)	(9,403)	(15,334)	—	(6,662)
Net realized gain distribution from the Portfolios	56,554	632	11,212	—	—	—

Net realized gain (loss)	28,205	386	1,809	(15,334)	—	(6,662)

Net change in unrealized appreciation (depreciation) of investments	(492,332)	(560)	(54,379)	(167,794)	(296)	(8,168)

Net Realized and Unrealized Gain (Loss) on Investments	(464,127)	(174)	(52,570)	(183,128)	(296)	(14,830)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(476,575)	$(155)	$(54,663)	$(128,528)	$(306)	$(7,532)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022.

FSA-42

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*(a)	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$163,078	$—	$2,014	$1,034
Expenses:
Asset-based charges	234,591	243,443	246,684	123	13,214	69

Net Investment Income (Loss)	(234,591)	(243,443)	(83,606)	(123)	(11,200)	965

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(251,857)	(87,605)	(189,926)	29	(62,023)	(2)
Net realized gain distribution from the Portfolios	177,704	1,930,649	667,777	—	45,046	1,973

Net realized gain (loss)	(74,153)	1,843,044	477,851	29	(16,977)	1,971

Net change in unrealized appreciation (depreciation) of investments	(2,355,966)	(4,155,366)	(3,114,130)	326	(287,814)	(5,412)

Net Realized and Unrealized Gain (Loss) on Investments	(2,430,119)	(2,312,322)	(2,636,279)	355	(304,791)	(3,441)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,664,710)	$(2,555,765)	$(2,719,885)	$232	$(315,991)	$(2,476)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-43

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,117,036	$2,559	$21,196	$151,977	$635,589	$—
Expenses:
Asset-based charges	1,035,866	1,884	6,051	103,808	514,346	1,303

Net Investment Income (Loss)	81,170	675	15,145	48,169	121,243	(1,303)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(443,743)	(1,054)	(6,572)	(81,194)	(289,217)	(4,158)
Net realized gain distribution from the Portfolios	8,394,769	12,080	74,261	194,349	2,345,215	15,494

Net realized gain (loss)	7,951,026	11,026	67,689	113,155	2,055,998	11,336

Net change in unrealized appreciation (depreciation) of investments	(21,479,109)	(34,312)	(82,200)	(1,548,279)	(7,721,248)	(45,767)

Net Realized and Unrealized Gain (Loss) on Investments	(13,528,083)	(23,286)	(14,511)	(1,435,124)	(5,665,250)	(34,431)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,446,913)	$(22,611)	$634	$(1,386,955)	$(5,544,007)	$(35,734)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-44

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*(a)	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,123	$21,394	$791	$329,048	$152,274	$17,872
Expenses:
Asset-based charges	4,200	28,954	37	269,224	106,510	10,877

Net Investment Income (Loss)	(2,077)	(7,560)	754	59,824	45,764	6,995

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,979)	(25,536)	(190)	(295,309)	(268,482)	(20,301)
Net realized gain distribution from the Portfolios	919	144,972	141	1,550,911	317,766	2,535

Net realized gain (loss)	(5,060)	119,436	(49)	1,255,602	49,284	(17,766)

Net change in unrealized appreciation (depreciation) of investments	(76,226)	(598,199)	(1,531)	(4,101,683)	(954,669)	(62,969)

Net Realized and Unrealized Gain (Loss) on Investments	(81,286)	(478,763)	(1,580)	(2,846,081)	(905,385)	(80,735)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(83,363)	$(486,323)	$(826)	$(2,786,257)	$(859,621)	$(73,740)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-45

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/CORE PLUS BOND*(b)	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*	EQ/FRANKLIN RISING DIVIDENDS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,262	$5,260	$84,107	$2,952	$78,729	$8,820
Expenses:
Asset-based charges	705	2,781	77,971	6,137	62,836	8,482

Net Investment Income (Loss)	9,557	2,479	6,136	(3,185)	15,893	338

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	55	(860)	(18,511)	(2,072)	(142,991)	(2,975)
Net realized gain distribution from the Portfolios	—	12,220	109,555	31,174	2,923	14,432

Net realized gain (loss)	55	11,360	91,044	29,102	(140,068)	11,457

Net change in unrealized appreciation (depreciation) of investments	(67)	(56,385)	(1,262,117)	(122,186)	(445,120)	(53,213)

Net Realized and Unrealized Gain (Loss) on Investments	(12)	(45,025)	(1,171,073)	(93,084)	(585,188)	(41,756)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,545	$(42,546)	$(1,164,937)	$(96,269)	$(569,295)	$(41,418)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America
(b)	Units were made available on November 11, 2022.

FSA-46

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$238,010	$3,569	$137,355	$861,856	$1,487	$1,987
Expenses:
Asset-based charges	254,301	5,624	197,252	874,585	1,539	1,479

Net Investment Income (Loss)	(16,291)	(2,055)	(59,897)	(12,729)	(52)	508

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(200,440)	(1,602)	(268,277)	(724,564)	(10,159)	(1,000)
Net realized gain distribution from the Portfolios	94,964	59,880	—	6,540,337	138	1,218

Net realized gain (loss)	(105,476)	58,278	(268,277)	5,815,773	(10,021)	218

Net change in unrealized appreciation (depreciation) of investments	(2,512,983)	(98,002)	(1,979,709)	(17,922,358)	982	(12,811)

Net Realized and Unrealized Gain (Loss) on Investments	(2,618,459)	(39,724)	(2,247,986)	(12,106,585)	(9,039)	(12,593)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,634,750)	$(41,779)	$(2,307,883)	$(12,119,314)	$(9,091)	$(12,085)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-47

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$23,590	$7,783	$—	$5,016	$39,373	$180,912
Expenses:
Asset-based charges	10,654	4,614	7,378	3,570	109,178	132,902

Net Investment Income (Loss)	12,936	3,169	(7,378)	1,446	(69,805)	48,010

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,089)	(284)	(9,059)	(95)	(78,259)	(105,074)
Net realized gain distribution from the Portfolios	—	42,635	25,026	10,326	—	21,330

Net realized gain (loss)	(10,089)	42,351	15,967	10,231	(78,259)	(83,744)

Net change in unrealized appreciation (depreciation) of investments	(103,520)	(44,139)	(197,366)	(38,865)	(814,256)	(680,582)

Net Realized and Unrealized Gain (Loss) on Investments	(113,609)	(1,788)	(181,399)	(28,634)	(892,515)	(764,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(100,673)	$1,381	$(188,777)	$(27,188)	$(962,320)	$(716,316)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-48

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$165,679	$23,580	$3,762	$17,892	$7,597
Expenses:
Asset-based charges	12,763	277,715	21,431	14,182	10,078	6,037

Net Investment Income (Loss)	(12,763)	(112,036)	2,149	(10,420)	7,814	1,560

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,274)	(98,630)	(13,951)	(56,044)	(18,126)	(4,563)
Net realized gain distribution from the Portfolios	76,346	84,182	168,522	109,933	24,110	20,699

Net realized gain (loss)	55,072	(14,448)	154,571	53,889	5,984	16,136

Net change in unrealized appreciation (depreciation) of investments	(206,667)	(2,421,591)	(168,854)	(408,350)	(66,923)	(69,372)

Net Realized and Unrealized Gain (Loss) on Investments	(151,595)	(2,436,039)	(14,283)	(354,461)	(60,939)	(53,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(164,358)	$(2,548,075)	$(12,134)	$(364,881)	$(53,125)	$(51,676)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-49

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$7,301	$—	$7,771	$5,808	$—	$—
Expenses:
Asset-based charges	1,848	6,244	9,018	14,211	6,204	22,044

Net Investment Income (Loss)	5,453	(6,244)	(1,247)	(8,403)	(6,204)	(22,044)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(9,338)	(7,283)	(18,747)	(27,223)	(8,344)	(19,094)
Net realized gain distribution from the Portfolios	1,372	69,151	34,559	48,352	1,114	50,681

Net realized gain (loss)	(7,966)	61,868	15,812	21,129	(7,230)	31,587

Net change in unrealized appreciation (depreciation) of investments	(18,857)	(202,682)	(105,364)	(274,502)	(133,363)	(755,560)

Net Realized and Unrealized Gain (Loss) on Investments	(26,823)	(140,814)	(89,552)	(253,373)	(140,593)	(723,973)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,370)	$(147,058)	$(90,799)	$(261,776)	$(146,797)	$(746,017)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-50

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$37,025	$15,793	$4,881	$13,177	$684,685	$3,906
Expenses:
Asset-based charges	5,199	17,973	6,004	13,272	662,709	130

Net Investment Income (Loss)	31,826	(2,180)	(1,123)	(95)	21,976	3,776

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	212	(20,672)	(5,485)	(99,184)	(671,135)	(3)
Net realized gain distribution from the Portfolios	20,949	97,570	12,108	90,438	5,066,682	4,676

Net realized gain (loss)	21,161	76,898	6,623	(8,746)	4,395,547	4,673

Net change in unrealized appreciation (depreciation) of investments	(51,314)	(267,561)	(76,334)	(177,912)	(12,665,267)	(7,900)

Net Realized and Unrealized Gain (Loss) on Investments	(30,153)	(190,663)	(69,711)	(186,658)	(8,269,720)	(3,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,673	$(192,843)	$(70,834)	$(186,753)	$(8,247,744)	$549

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-51

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/MONEY MARKET*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$130,578	$22,060	$48,232	$45,672	$5,590	$10,226
Expenses:
Asset-based charges	42,498	2,257	7,793	15,385	3,154	10,271

Net Investment Income (Loss)	88,080	19,803	40,439	30,287	2,436	(45)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	56	(3,810)	(4,917)	(14,464)	(516)	(22,116)
Net realized gain distribution from the Portfolios	28	2	—	—	371	36,961

Net realized gain (loss)	84	(3,808)	(4,917)	(14,464)	(145)	14,845

Net change in unrealized appreciation (depreciation) of investments	(81)	(47,689)	(109,806)	(197,446)	(4,050)	(172,630)

Net Realized and Unrealized Gain (Loss) on Investments	3	(51,497)	(114,723)	(211,910)	(4,195)	(157,785)

Net Increase (Decrease) in Net Assets Resulting from Operations	$88,083	$(31,694)	$(74,284)	$(181,623)	$(1,759)	$(157,830)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.

FSA-52

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQ/T. ROWE PRICE GROWTH STOCK*	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$—	$5,278	$30,939	$1,571	$979
Expenses:
Asset-based charges	25,218	18,351	5,843	6,096	3,033	56

Net Investment Income (Loss)	(25,218)	(18,351)	(565)	24,843	(1,462)	923

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(52,295)	(9,320)	(5,222)	16,349	(70,939)	(1)
Net realized gain distribution from the Portfolios	68,504	35,901	10,411	—	2,409	—

Net realized gain (loss)	16,209	26,581	5,189	16,349	(68,530)	(1)

Net change in unrealized appreciation (depreciation) of investments	(863,194)	(175,583)	(69,462)	63,623	(1,678)	(3,062)

Net Realized and Unrealized Gain (Loss) on Investments	(846,985)	(149,002)	(64,273)	79,972	(70,208)	(3,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(872,203)	$(167,353)	$(64,838)	$104,815	$(71,670)	$(2,140)

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-53

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	EQUITABLE MODERATE GROWTH MF/ETF*(a)	FEDERATED HERMES HIGH INCOME BOND FUND II(a)	FEDERATED HERMES KAUFMANN FUND II(a)	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$222	$—	$—	$2,616	$37,992	$369
Expenses:
Asset-based charges	7	30	3	8,547	11,569	71

Net Investment Income (Loss)	215	(30)	(3)	(5,931)	26,423	298

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	—	(4,969)	(5,899)	(5)
Net realized gain distribution from the Portfolios	—	—	—	52,612	698	—

Net realized gain (loss)	—	—	—	47,643	(5,201)	(5)

Net change in unrealized appreciation (depreciation) of investments	(321)	(903)	(200)	(130,816)	(130,213)	(659)

Net Realized and Unrealized Gain (Loss) on Investments	(321)	(903)	(200)	(83,173)	(135,414)	(664)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(106)	$(933)	$(203)	$(89,104)	$(108,991)	$(366)

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-54

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,113	$1,118	$39,131	$3,779	$12,743	$—
Expenses:
Asset-based charges	4,100	900	11,032	2,532	9,192	64

Net Investment Income (Loss)	1,013	218	28,099	1,247	3,551	(64)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(53,789)	(173)	(4,281)	(517)	(2,297)	(26)
Net realized gain distribution from the Portfolios	34,934	6,719	15,883	28,576	117,580	—

Net realized gain (loss)	(18,855)	6,546	11,602	28,059	115,283	(26)

Net change in unrealized appreciation (depreciation) of investments	(21,147)	(20,351)	(95,378)	(32,878)	(170,832)	(1,824)

Net Realized and Unrealized Gain (Loss) on Investments	(40,002)	(13,805)	(83,776)	(4,819)	(55,549)	(1,850)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,989)	$(13,587)	$(55,677)	$(3,572)	$(51,998)	$(1,914)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022.

FSA-55

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO(a)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(a)	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$16,823	$27	$—	$216	$145	$55,213
Expenses:
Asset-based charges	4,399	394	1,158	225	26	12,237

Net Investment Income (Loss)	12,424	(367)	(1,158)	(9)	119	42,976

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,515)	(66)	(1,712)	(6)	—	(4,483)
Net realized gain distribution from the Portfolios	—	8,278	21,367	41	—	2,690

Net realized gain (loss)	(5,515)	8,212	19,655	35	—	(1,793)

Net change in unrealized appreciation (depreciation) of investments	(40,683)	(11,063)	(36,990)	(7,847)	(734)	(164,772)

Net Realized and Unrealized Gain (Loss) on Investments	(46,198)	(2,851)	(17,335)	(7,812)	(734)	(166,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,774)	$(3,218)	$(18,493)	$(7,821)	$(615)	$(123,589)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022.

FSA-56

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	MFS® INVESTORS TRUST SERIES	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES(a)	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER TECHNOLOGY*	NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$161	—	$—	$—	$—	—
Expenses:
Asset-based charges	1,333	4,818	2	2,323	18,839	446

Net Investment Income (Loss)	(1,172)	(4,818)	(2)	(2323)	(18,839)	(446)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(18,292)	(4,045)	—	(1,270)	(47,852)	(1,147)
Net realized gain distribution from the Portfolios	5455	60464	—	44,769	165,740	5370

Net realized gain (loss)	(12,837)	56,419	—	43,499	117,888	4,223

Net change in unrealized appreciation (depreciation) of investments	(7,552)	(116,307)	(12)	(108,408)	(755,784)	(8,510)

Net Realized and Unrealized Gain (Loss) on Investments	(20,389)	(59,888)	(12)	(64,909)	(637,896)	(4,287)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,561)	$(64,706)	$(14)	$(67,232)	$(656,735)	$(4,733)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on November 14, 2022.

FSA-57

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(a)	PIMCO INCOME PORTFOLIO	PROFUND VP BIOTECHNOLOGY	PUTNAM VT RESEARCH FUND(a)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(a)
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$66005	$28	$7,152	$—	$—	$14
Expenses:
Asset-based charges	4,693	8	2,512	4,757	2	2

Net Investment Income (Loss)	61,312	20	4,640	(4,757)	(2)	12

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	946	—	(1,329)	(12,421)	—	—
Net realized gain distribution from the Portfolios	—	—	13	61,549	—	140

Net realized gain (loss)	946	—	(1,316)	49,128	—	140

Net change in unrealized appreciation (depreciation) of investments	(79,509)	9	(18,815)	(57,432)	50	(173)

Net Realized and Unrealized Gain (Loss) on Investments	(78,563)	9	(20,131)	(8,304)	50	(33)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,251)	$29	$(15,491)	$(13,061)	$48	$(21)

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on November 14, 2022.

FSA-58

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,486	$—
Expenses:
Asset-based charges	2,121	3,246

Net Investment Income (Loss)	2,365	(3,246)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(23,083)	(19,468)
Net realized gain distribution from the Portfolios	12,963	—

Net realized gain (loss)	(10,120)	(19,468)

Net change in unrealized appreciation (depreciation) of investments	(24,684)	(2,254)

Net Realized and Unrealized Gain (Loss) on Investments	(34,804)	(21,722)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(32,439)	$(24,968)

The accompanying notes are an integral part of these financial statements.

FSA-59

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT DOUBLELINE OPPORTUNISTIC BOND*(a)		1290 VT EQUITY INCOME*(a)		1290 VT GAMCO MERGERS & ACQUISITIONS*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$17,934	$3,684	$1,582	$436	$(1,438)	$178
Net realized gain (loss)	(19,503)	198	8,805	1	4,311	3,149
Net change in unrealized appreciation (depreciation) of investments	(53,286)	(5,671)	(4,276)	1,070	(12,812)	(1,150)

Net increase (decrease) in net assets resulting from operations	(54,855)	(1,789)	6,111	1,507	(9,939)	2,177

From Contractowners Transactions:
Payments received from contractowners	910,990	195,616	106,070	36,113	24,824	84,059
Transfers between Variable Investment Options including guaranteed interest account, net	(11,747)	54,775	5,857	8,924	53,822	39,140
Redemptions for contract benefits and terminations	—	—	(1,110)	—	(12,587)	(848)
Contract maintenance charges	(7)	—	(20)	—	(16)	—

Net increase (decrease) in net assets resulting from contractowners transactions	899,236	250,391	110,797	45,037	66,043	122,351

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	25	10	—	—	—	7

Net Increase (Decrease) in Net Assets	844,406	248,612	116,908	46,544	56,104	124,535
Net Assets — Beginning of Year or Period	248,612	—	46,544	—	124,535	—

Net Assets — End of Year or Period	$1,093,018	$248,612	$163,452	$46,544	$180,639	$124,535

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-60

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT GAMCO SMALL COMPANY VALUE*(a)		1290 VT HIGH YIELD BOND*(a)		1290 VT MICRO CAP*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,367)	$1,439	$24,357	$9,089	$(1,958)	$(1,217)
Net realized gain (loss)	102,052	94,874	(10,089)	243	1,836	48,419
Net change in unrealized appreciation (depreciation) of investments	(274,132)	(17,836)	(54,808)	(6,767)	(52,627)	(54,084)

Net increase (decrease) in net assets resulting from operations	(184,447)	78,477	(40,540)	2,565	(52,749)	(6,882)

From Contractowners Transactions:
Payments received from contractowners	767,744	1,287,266	217,198	160,342	40,493	168,709
Transfers between Variable Investment Options including guaranteed interest account, net	346,753	184,337	121,029	102,702	16,067	23,023
Redemptions for contract benefits and terminations	(48,459)	(1,046)	(5,438)	(3,968)	(266)	(1,042)
Contract maintenance charges	(248)	—	(41)	—	(36)	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,065,790	1,470,557	332,748	259,076	56,258	190,690

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(55)	56	10	10	11	8

Net Increase (Decrease) in Net Assets	881,288	1,549,090	292,218	261,651	3,520	183,816
Net Assets — Beginning of Year or Period	1,549,090	—	261,651	—	183,816	—

Net Assets — End of Year or Period	$2,430,378	$1,549,090	$553,869	$261,651	$187,336	$183,816

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-61

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT MODERATE GROWTH ALLOCATION*(a)(b)		1290 VT MULTI- ALTERNATIVE STRATEGIES*(c)	1290 VT NATURAL RESOURCES*(a)
	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$130,862	$21,849	$—	$14,330	$2,753
Net realized gain (loss)	27,800	4,455	—	5,151	10
Net change in unrealized appreciation (depreciation) of investments	(2,385,781)	251,559	(10)	37,263	136

Net increase (decrease) in net assets resulting from operations	(2,227,119)	277,863	(10)	56,744	2,899

From Contractowners Transactions:
Payments received from contractowners	11,725,222	9,397,019	5,950	322,880	62,103
Transfers between Variable Investment Options including guaranteed interest account, net	3,615,358	623,239	—	193,393	33,223
Redemptions for contract benefits and terminations	(346,835)	(58,711)	—	(3,900)	(26)
Contract maintenance charges	(156,560)	—	—	(19)	—

Net increase (decrease) in net assets resulting from contractowners transactions	14,837,185	9,961,547	5,950	512,354	95,300

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	1,473	365	—	50	—

Net Increase (Decrease) in Net Assets	12,611,539	10,239,775	5,940	569,148	98,199
Net Assets — Beginning of Year or Period	10,239,775	—	—	98,199	—

Net Assets — End of Year or Period	$22,851,314	$10,239,775	$5,940	$667,347	$98,199

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(b)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.
(c)	Units were made available on November 14, 2022.

FSA-62

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT REAL ESTATE*(a)		1290 VT SMALL CAP VALUE*(a)		1290 VT SMARTBETA EQUITY ESG*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,947)	$6,023	$(3,818)	$2,048	$2,090	$2,737
Net realized gain (loss)	(26,696)	86,350	31,873	45,816	(658)	16,949
Net change in unrealized appreciation (depreciation) of investments	(50,163)	(81,706)	(20,384)	(45,218)	(68,659)	(4,777)

Net increase (decrease) in net assets resulting from operations	(79,806)	10,667	7,671	2,646	(67,227)	14,909

From Contractowners Transactions:
Payments received from contractowners	84,734	104,856	700,484	293,718	656,055	109,326
Transfers between Variable Investment Options including guaranteed interest account, net	90,095	113,990	(3,055)	52,406	2,724	207,686
Redemptions for contract benefits and terminations	(20,721)	—	(1,931)	(24)	(2,673)	—
Contract maintenance charges	(9)	—	(71)	—	(14)	—

Net increase (decrease) in net assets resulting from contractowners transactions	154,099	218,846	695,427	346,100	656,092	317,012

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	8	—	13	23	14

Net Increase (Decrease) in Net Assets	74,293	229,521	703,098	348,759	588,888	331,935
Net Assets — Beginning of Year or Period	229,521	—	348,759	—	331,935	—

Net Assets — End of Year or Period	$303,814	$229,521	$1,051,857	$348,759	$920,823	$331,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-63

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	1290 VT SOCIALLY RESPONSIBLE*(c)	AB VPS GROWTH AND INCOME PORTFOLIO**(c)	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**(c)
	2022	2022	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$—	$(1)	$(51)
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(6)	33	(557)

Net increase (decrease) in net assets resulting from operations	(6)	32	(608)

From Contractowners Transactions:
Payments received from contractowners	—	3,262	123,102
Transfers between Variable Investment Options including guaranteed interest account, net	515	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	515	3,262	123,102

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	5

Net Increase (Decrease) in Net Assets	509	3,294	122,499
Net Assets — Beginning of Year or Period	—	—	—

Net Assets — End of Year or Period	$509	$3,294	$122,499

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc, an affiliate of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-64

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN CENTURY VP INFLATION PROTECTION FUND(c)	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(c)	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(c)
	2022	2022	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12)	$64	$3
Net realized gain (loss)	—	(1)	—
Net change in unrealized appreciation (depreciation) of investments	(6)	178	(133)

Net increase (decrease) in net assets resulting from operations	(18)	241	(130)

From Contractowners Transactions:
Payments received from contractowners	10,674	121,794	5,758
Transfers between Variable Investment Options including guaranteed interest account, net	—	20,482	—
Contract maintenance charges	—	4	1

Net increase (decrease) in net assets resulting from contractowners transactions	10,674	142,280	5,759

Net Increase (Decrease) in Net Assets	10,656	142,521	5,629
Net Assets — Beginning of Year or Period	—	—	—

Net Assets — End of Year or Period	$10,656	$142,521	$5,629

The accompanying notes are an integral part of these financial statements.

(c)	Units were made available on November 14, 2022.

FSA-65

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(a)		AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND(c)	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(c)
	2022	2021	2022	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,346)	$(510)	$(41)	$(22)
Net realized gain (loss)	31,796	320	—	—
Net change in unrealized appreciation (depreciation) of investments	(63,535)	(3,333)	(952)	614

Net increase (decrease) in net assets resulting from operations	(33,085)	(3,523)	(993)	592

From Contractowners Transactions:
Payments received from contractowners	95,313	82,080	86,241	104,536
Transfers between Variable Investment Options including guaranteed interest account, net	(973)	9,474	—	—
Redemptions for contract benefits and terminations	(648)	—	—	—
Contract maintenance charges	(9)	—	3	—

Net increase (decrease) in net assets resulting from contractowners transactions	93,683	91,554	86,244	104,536

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	—	5

Net Increase (Decrease) in Net Assets	60,598	88,031	85,251	105,133
Net Assets — Beginning of Year or Period	88,031	—	—	—

Net Assets — End of Year or Period	$148,629	$88,031	$85,251	$105,133

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-66

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(a)		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(a)		BLACKROCK GLOBAL ALLOCATION V.I. FUND(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(21)	$(145)	$13,785	$2,491	$(7,347)	$175
Net realized gain (loss)	18,386	396	(1,896)	1,132	(67,877)	31,548
Net change in unrealized appreciation (depreciation) of investments	(85,086)	(6,621)	(93,869)	(6,230)	(6,619)	(30,436)

Net increase (decrease) in net assets resulting from operations	(66,721)	(6,370)	(81,980)	(2,607)	(81,843)	1,287

From Contractowners Transactions:
Payments received from contractowners	415,898	183,693	453,791	406,009	962,608	188,048
Transfers between Variable Investment Options including guaranteed interest account, net	45,981	54,151	(11,774)	84,367	(214,212)	8,344
Redemptions for contract benefits and terminations	(12,640)	(2,626)	(26,414)	(2,246)	(12,511)	—
Contract maintenance charges	(21)	—	(33)	—	(24)	—

Net increase (decrease) in net assets resulting from contractowners transactions	449,218	235,218	415,570	488,130	735,861	196,392

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(5)	6,057	16	17	25	8

Net Increase (Decrease) in Net Assets	382,492	234,905	333,606	485,540	654,043	197,687
Net Assets — Beginning of Year or Period	234,905	—	485,540	—	197,687	—

Net Assets — End of Year or Period	$617,397	$234,905	$819,146	$485,540	$851,730	$197,687

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.

FSA-67

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(a)		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(a)		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,448)	$(5,633)	$19	$(8)	$(2,093)	$(903)
Net realized gain (loss)	28,205	136,157	386	61	1,809	17,298
Net change in unrealized appreciation (depreciation) of investments	(492,332)	(96,267)	(560)	159	(54,379)	(3,460)

Net increase (decrease) in net assets resulting from operations	(476,575)	34,257	(155)	212	(54,663)	12,935

From Contractowners Transactions:
Payments received from contractowners	210,190	870,686	11,986	1,200	22,957	132,544
Transfers between Variable Investment Options including guaranteed interest account, net	150,068	162,839	151	457	(19,763)	77,808
Redemptions for contract benefits and terminations	(59,128)	—	(2,102)	—	—	—
Contract maintenance charges	(100)	—	(9)	—	(8)	—

Net increase (decrease) in net assets resulting from contractowners transactions	301,030	1,033,525	10,026	1,657	3,186	210,352

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	38	6	—	—	9

Net Increase (Decrease) in Net Assets	(175,545)	1,067,820	9,877	1,869	(51,477)	223,296
Net Assets — Beginning of Year or Period	1,067,820	—	1,869	—	223,296	—

Net Assets — End of Year or Period	$892,275	$1,067,820	$11,746	$1,869	$171,819	$223,296

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.

FSA-68

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	DELAWARE IVY VIP HIGH INCOME(a)		DELAWARE VIP EMERGING MARKETS SERIES(c)	EATON VANCE VT FLOATING-RATE INCOME FUND(a)
	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$54,600	$10,236	$(10)	$7,298	$347
Net realized gain (loss)	(15,334)	(253)	—	(6,662)	—
Net change in unrealized appreciation (depreciation) of investments	(167,794)	(4,688)	(296)	(8,168)	41

Net increase (decrease) in net assets resulting from operations	(128,528)	5,295	(306)	(7,532)	388

From Contractowners Transactions:
Payments received from contractowners	650,783	891,354	19,268	591,158	51,810
Transfers between Variable Investment Options including guaranteed interest account, net	125,818	92,319	—	(122,787)	—
Redemptions for contract benefits and terminations	(37,470)	—	—	(4,450)	—
Contract maintenance charges	(117)	—	—	(6)	—

Net increase (decrease) in net assets resulting from contractowners transactions	739,014	983,673	19,268	463,915	51,810

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	28	36	—	—	—

Net Increase (Decrease) in Net Assets	610,514	989,004	18,962	456,383	52,198
Net Assets — Beginning of Year or Period	989,004	—	—	52,198	—

Net Assets — End of Year or Period	$1,599,518	$989,004	$18,962	$508,581	$52,198

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-69

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB DYNAMIC AGGRESSIVE GROWTH*(a)		EQ/AB DYNAMIC GROWTH*(a)		EQ/AB DYNAMIC MODERATE GROWTH*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(234,591)	$(44,827)	$(243,443)	$4,543	$(83,606)	$108,955
Net realized gain (loss)	(74,153)	513,112	1,843,044	143,537	477,851	312,193
Net change in unrealized appreciation (depreciation) of investments	(2,355,966)	(48,537)	(4,155,366)	172,830	(3,114,130)	(127,108)

Net increase (decrease) in net assets resulting from operations	(2,664,710)	419,748	(2,555,765)	320,910	(2,719,885)	294,040

From Contractowners Transactions:
Payments received from contractowners	20,095,909	10,084,387	17,726,307	11,339,200	16,580,814	10,736,126
Transfers between Variable Investment Options including guaranteed interest account, net	1,721,175	1,589,397	3,787,153	288,610	2,295,115	970,884
Redemptions for contract benefits and terminations	(922,637)	(64,735)	(278,484)	(34,581)	(677,588)	(25,059)
Contract maintenance charges	(179,007)	(69)	(190,474)	—	(195,698)	—

Net increase (decrease) in net assets resulting from contractowners transactions	20,715,440	11,608,980	21,044,502	11,593,229	18,002,643	11,681,951

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	688	429	3,570	429	4,233	425

Net Increase (Decrease) in Net Assets	18,051,418	12,029,157	18,492,307	11,914,568	15,286,991	11,976,416
Net Assets — Beginning of Year or Period	12,029,157	—	11,914,568	—	11,976,416	—

Net Assets — End of Year or Period	$30,080,575	$12,029,157	$30,406,875	$11,914,568	$27,263,407	$11,976,416

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-70

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AB SHORT DURATION GOVERNMENT BOND*(c)	EQ/AB SMALL CAP GROWTH*(a)		EQ/AGGRESSIVE ALLOCATION*(c)
	2022	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(123)	$(11,200)	$(5,051)	$965
Net realized gain (loss)	29	(16,977)	130,346	1,971
Net change in unrealized appreciation (depreciation) of investments	326	(287,814)	(106,552)	(5,412)

Net increase (decrease) in net assets resulting from operations	232	(315,991)	18,743	(2,476)

From Contractowners Transactions:
Payments received from contractowners	223,488	755,966	775,986	112,870
Transfers between Variable Investment Options including guaranteed interest account, net	209,508	128,684	80,191	—
Redemptions for contract benefits and terminations	(49,662)	(22,961)	—	—
Contract maintenance charges	—	(290)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	383,334	861,399	856,177	112,870

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	15	(791)	33	5

Net Increase (Decrease) in Net Assets	383,581	544,617	874,953	110,399
Net Assets — Beginning of Year or Period	—	874,953	—	—

Net Assets — End of Year or Period	$383,581	$1,419,570	$874,953	$110,399

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-71

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AGGRESSIVE GROWTH STRATEGY*(a)		EQ/ALL ASSET GROWTH ALLOCATION*(a)		EQ/AMERICAN CENTURY MID CAP VALUE*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$81,170	$909,769	$675	$4,222	$15,145	$1,255
Net realized gain (loss)	7,951,026	1,909,219	11,026	7,275	67,689	20,780
Net change in unrealized appreciation (depreciation) of investments	(21,479,109)	(1,352,755)	(34,312)	(11,920)	(82,200)	(13,579)

Net increase (decrease) in net assets resulting from operations	(13,446,913)	1,466,233	(22,611)	(423)	634	8,456

From Contractowners Transactions:
Payments received from contractowners	86,614,297	42,359,754	65,148	120,761	933,284	190,272
Transfers between Variable Investment Options including guaranteed interest account, net	11,832,455	3,281,690	26,528	901	111,124	7,007
Redemptions for contract benefits and terminations	(895,265)	(85,072)	(1,283)	(50)	(3,511)	—
Contract maintenance charges	(719,208)	(104)	(12)	—	(68)	—

Net increase (decrease) in net assets resulting from contractowners transactions	96,832,279	45,556,268	90,381	121,612	1,040,829	197,279

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	4,737	1,687	—	6	8	7

Net Increase (Decrease) in Net Assets	83,390,103	47,024,188	67,770	121,195	1,041,471	205,742
Net Assets — Beginning of Year or Period	47,024,188	—	121,195	—	205,742	—

Net Assets — End of Year or Period	$130,414,291	$47,024,188	$188,965	$121,195	$1,247,213	$205,742

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-72

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*(a)		EQ/BALANCED STRATEGY*(a)		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$48,169	$19,849	$121,243	$286,481	$(1,303)	$(371)
Net realized gain (loss)	113,155	47,995	2,055,998	723,930	11,336	4,155
Net change in unrealized appreciation (depreciation) of investments	(1,548,279)	42,504	(7,721,248)	(571,412)	(45,767)	909

Net increase (decrease) in net assets resulting from operations	(1,386,955)	110,348	(5,544,007)	438,999	(35,734)	4,693

From Contractowners Transactions:
Payments received from contractowners	5,205,575	5,039,408	41,648,886	20,846,791	51,710	41,614
Transfers between Variable Investment Options including guaranteed interest account, net	1,306,505	992,049	7,165,098	2,266,710	16,434	24,076
Redemptions for contract benefits and terminations	(271,102)	(5,895)	(1,015,390)	(107,115)	—	—
Contract maintenance charges	(97,911)	—	(356,418)	—	(26)	—

Net increase (decrease) in net assets resulting from contractowners transactions	6,143,067	6,025,562	47,442,176	23,006,386	68,118	65,690

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	594	221	7,377	846	—	—

Net Increase (Decrease) in Net Assets	4,756,706	6,136,131	41,905,546	23,446,231	32,384	70,383
Net Assets — Beginning of Year or Period	6,136,131	—	23,446,231	—	70,383	—

Net Assets — End of Year or Period	$10,892,837	$6,136,131	$65,351,777	$23,446,231	$102,767	$70,383

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-73

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*(a)		EQ/COMMON STOCK INDEX*(a)(d)		EQ/CONSERVATIVE ALLOCATION*(c)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,077)	$(503)	$(7,560)	$3,409	$754
Net realized gain (loss)	(5,060)	10,348	119,436	108,949	(49)
Net change in unrealized appreciation (depreciation) of investments	(76,226)	5,105	(598,199)	(4,847)	(1,531)

Net increase (decrease) in net assets resulting from operations	(83,363)	14,950	(486,323)	107,511	(826)

From Contractowners Transactions:
Payments received from contractowners	399,725	180,023	625,760	1,426,296	75,257
Transfers between Variable Investment Options including guaranteed interest account, net	33,878	31,605	571,337	368,144	—
Redemptions for contract benefits and terminations	(14,083)	—	(35,813)	(1,113)	(22,449)
Contract maintenance charges	(17)	—	(699)	—	2

Net increase (decrease) in net assets resulting from contractowners transactions	419,503	211,628	1,160,585	1,793,327	52,810

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	20	9	113	70	—

Net Increase (Decrease) in Net Assets	336,160	226,587	674,375	1,900,908	51,984
Net Assets — Beginning of Year or Period	226,587	—	1,900,908	—	—

Net Assets — End of Year or Period	$562,747	$226,587	$2,575,283	$1,900,908	$51,984

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.
(d)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.

FSA-74

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CONSERVATIVE GROWTH STRATEGY*(a)		EQ/CONSERVATIVE STRATEGY*(a)		EQ/CORE BOND INDEX*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$59,824	$125,133	$45,764	$21,996	$6,995	$4,736
Net realized gain (loss)	1,255,602	509,461	49,284	95,247	(17,766)	2,408
Net change in unrealized appreciation (depreciation) of investments	(4,101,683)	(489,875)	(954,669)	(119,296)	(62,969)	(13,770)

Net increase (decrease) in net assets resulting from operations	(2,786,257)	144,719	(859,621)	(2,053)	(73,740)	(6,626)

From Contractowners Transactions:
Payments received from contractowners	21,222,929	9,630,147	9,224,804	3,183,675	704,147	548,640
Transfers between Variable Investment Options including guaranteed interest account, net	3,816,786	2,461,512	3,040,060	476,394	56,140	49,060
Redemptions for contract benefits and terminations	(990,645)	(35,121)	(459,821)	(4,262)	(31,716)	(27,044)
Contract maintenance charges	(188,116)	—	(66,166)	—	(90)	—

Net increase (decrease) in net assets resulting from contractowners transactions	23,860,954	12,056,538	11,738,877	3,655,807	728,481	570,656

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	929	439	373	131	24	22

Net Increase (Decrease) in Net Assets	21,075,626	12,201,696	10,879,629	3,653,885	654,765	564,052
Net Assets — Beginning of Year or Period	12,201,696	—	3,653,885	—	564,052	—

Net Assets — End of Year or Period	$33,277,322	$12,201,696	$14,533,514	$3,653,885	$1,218,817	$564,052

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-75

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/CORE PLUS BOND*(e)(f)	EQ/EMERGING MARKETS EQUITY PLUS*(a)		EQ/EQUITY 500 INDEX*(a)
	2022	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,557	$2,479	$1,183	$6,136	$9,159
Net realized gain (loss)	55	11,360	3,884	91,044	112,119
Net change in unrealized appreciation (depreciation) of investments	(67)	(56,385)	(13,684)	(1,262,117)	259,293

Net increase (decrease) in net assets resulting from operations	9,545	(42,546)	(8,617)	(1,164,937)	380,571

From Contractowners Transactions:
Payments received from contractowners	30,709	72,955	142,950	3,329,520	3,989,572
Transfers between Variable Investment Options including guaranteed interest account, net	375,496	37,766	37,579	1,048,141	431,481
Redemptions for contract benefits and terminations	(7,456)	—	—	(121,266)	(60,655)
Contract maintenance charges	(3)	(6)	—	(945)	—

Net increase (decrease) in net assets resulting from contractowners transactions	398,746	110,715	180,529	4,255,450	4,360,398

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	16	28	7	414	170

Net Increase (Decrease) in Net Assets	408,307	68,197	171,919	3,090,927	4,741,139
Net Assets — Beginning of Year or Period	—	171,919	—	4,741,139	—

Net Assets — End of Year or Period	$408,307	$240,116	$171,919	$7,832,066	$4,741,139

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(e)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(f)	Units were made available on November 11, 2022.

FSA-76

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*(a)		EQ/FRANKLIN MODERATE ALLOCATION*(a)		EQ/FRANKLIN RISING DIVIDENDS*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,185)	$(544)	$15,893	$(6,994)	$338	$215
Net realized gain (loss)	29,102	27,979	(140,068)	138,048	11,457	230
Net change in unrealized appreciation (depreciation) of investments	(122,186)	(7,899)	(445,120)	(102,467)	(53,213)	26,991

Net increase (decrease) in net assets resulting from operations	(96,269)	19,536	(569,295)	28,587	(41,418)	27,436

From Contractowners Transactions:
Payments received from contractowners	335,441	215,195	6,010,578	2,004,396	609,139	221,123
Transfers between Variable Investment Options including guaranteed interest account, net	(3,520)	76,019	656,787	504,814	387,433	49,372
Redemptions for contract benefits and terminations	(462)	—	(259,053)	(12,349)	(10,492)	—
Contract maintenance charges	(191)	—	(36,365)	—	(96)	—

Net increase (decrease) in net assets resulting from contractowners transactions	331,268	291,214	6,371,947	2,496,861	985,984	270,495

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	12	531	90	34	12

Net Increase (Decrease) in Net Assets	235,006	310,762	5,803,183	2,525,538	944,600	297,943
Net Assets — Beginning of Year or Period	310,762	—	2,525,538	—	297,943	—

Net Assets — End of Year or Period	$545,768	$310,762	$8,328,721	$2,525,538	$1,242,543	$297,943

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-77

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*(a)		EQ/GOLDMAN SACHS MID CAP VALUE*(a)		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(16,291)	$(33,370)	$(2,055)	$(296)	$(59,897)	$(39,894)
Net realized gain (loss)	(105,476)	768,061	58,278	22,429	(268,277)	768,056
Net change in unrealized appreciation (depreciation) of investments	(2,512,983)	(419,833)	(98,002)	(8,802)	(1,979,709)	(491,042)

Net increase (decrease) in net assets resulting from operations	(2,634,750)	314,858	(41,779)	13,331	(2,307,883)	237,120

From Contractowners Transactions:
Payments received from contractowners	21,330,970	8,911,576	248,041	174,183	17,248,475	8,402,748
Transfers between Variable Investment Options including guaranteed interest account, net	3,824,969	1,509,810	123,374	56,064	1,467,471	793,589
Redemptions for contract benefits and terminations	(645,213)	(26,103)	(1,483)	—	(694,237)	(38,557)
Contract maintenance charges	(174,700)	—	(73)	—	(147,272)	—

Net increase (decrease) in net assets resulting from contractowners transactions	24,336,026	10,395,283	369,859	230,247	17,874,437	9,157,780

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	1,189	384	103	9	10,025	336

Net Increase (Decrease) in Net Assets	21,702,465	10,710,525	328,183	243,587	15,576,579	9,395,236
Net Assets — Beginning of Year or Period	10,710,525	—	243,587	—	9,395,236	—

Net Assets — End of Year or Period	$32,412,990	$10,710,525	$571,770	$243,587	$24,971,815	$9,395,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-78

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/GROWTH STRATEGY*(a)		EQ/INTERMEDIATE GOVERNMENT BOND*(a)		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,729)	$836,610	$(52)	$191	$508	$1,482
Net realized gain (loss)	5,815,773	2,236,777	(10,021)	475	218	6,623
Net change in unrealized appreciation (depreciation) of investments	(17,922,358)	(1,639,879)	982	(1,681)	(12,811)	(7,633)

Net increase (decrease) in net assets resulting from operations	(12,119,314)	1,433,508	(9,091)	(1,015)	(12,085)	472

From Contractowners Transactions:
Payments received from contractowners	54,525,455	46,123,636	82,679	29,362	28,562	47,447
Transfers between Variable Investment Options including guaranteed interest account, net	5,261,988	2,577,657	4,456	51,101	55,096	44,538
Redemptions for contract benefits and terminations	(2,047,997)	(130,126)	(2,837)	—	(658)	—
Contract maintenance charges	(712,401)	(69)	(18)	—	(3)	—

Net increase (decrease) in net assets resulting from contractowners transactions	57,027,045	48,571,098	84,280	80,463	82,997	91,985

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	8,247	1,788	—	—	—	—

Net Increase (Decrease) in Net Assets	44,915,978	50,006,394	75,189	79,448	70,912	92,457
Net Assets — Beginning of Year or Period	50,006,394	—	79,448	—	92,457	—

Net Assets — End of Year or Period	$94,922,372	$50,006,394	$154,637	$79,448	$163,369	$92,457

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-79

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INTERNATIONAL EQUITY INDEX*(a)		EQ/INVESCO COMSTOCK*(a)		EQ/INVESCO GLOBAL*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,936	$14,693	$3,169	$981	$(7,378)	$(2,406)
Net realized gain (loss)	(10,089)	781	42,351	6,355	15,967	18,736
Net change in unrealized appreciation (depreciation) of investments	(103,520)	(7,873)	(44,139)	193	(197,366)	(15,813)

Net increase (decrease) in net assets resulting from operations	(100,673)	7,601	1,381	7,529	(188,777)	517

From Contractowners Transactions:
Payments received from contractowners	313,008	673,390	273,947	147,170	384,167	454,278
Transfers between Variable Investment Options including guaranteed interest account, net	41,220	65,423	67,989	19,803	109,468	49,407
Redemptions for contract benefits and terminations	(15,786)	(10,234)	(28,640)	—	(6,459)	(1,039)
Contract maintenance charges	(74)	—	(11)	—	(58)	—

Net increase (decrease) in net assets resulting from contractowners transactions	338,368	728,579	313,285	166,973	487,118	502,646

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(14)	28	(6)	7	144	19

Net Increase (Decrease) in Net Assets	237,681	736,208	314,660	174,509	298,485	503,182
Net Assets — Beginning of Year or Period	736,208	—	174,509	—	503,182	—

Net Assets — End of Year or Period	$973,889	$736,208	$489,169	$174,509	$801,667	$503,182

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-80

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/INVESCO GLOBAL REAL ASSETS*(a)		EQ/INVESCO MODERATE ALLOCATION*(a)		EQ/INVESCO MODERATE GROWTH ALLOCATION*(a)(g)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,446	$5,515	$(69,805)	$(29,365)	$48,010	$(12,530)
Net realized gain (loss)	10,231	2,268	(78,259)	290,750	(83,744)	247,045
Net change in unrealized appreciation (depreciation) of investments	(38,865)	6,371	(814,256)	(155,569)	(680,582)	(121,038)

Net increase (decrease) in net assets resulting from operations	(27,188)	14,154	(962,320)	105,816	(716,316)	113,477

From Contractowners Transactions:
Payments received from contractowners	77,906	228,577	7,866,769	4,725,778	9,725,711	3,750,117
Transfers between Variable Investment Options including guaranteed interest account, net	—	1,316	1,820,834	427,075	16,549,341	172,541
Redemptions for contract benefits and terminations	(319)	(1,060)	(185,769)	(7,737)	(337,298)	(15,101)
Contract maintenance charges	(10)	—	(83,325)	—	(92,339)	—

Net increase (decrease) in net assets resulting from contractowners transactions	77,577	228,833	9,418,509	5,145,116	25,845,415	3,907,557

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(9)	10	499	186	3,503	147

Net Increase (Decrease) in Net Assets	50,380	242,997	8,456,688	5,251,118	25,132,602	4,021,181
Net Assets — Beginning of Year or Period	242,997	—	5,251,118	—	4,021,181	—

Net Assets — End of Year or Period	$293,377	$242,997	$13,707,806	$5,251,118	$29,153,783	$4,021,181

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(g)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.

FSA-81

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/JANUS ENTERPRISE*(a)		EQ/JPMORGAN GROWTH ALLOCATION*(a)(h)		EQ/JPMORGAN VALUE OPPORTUNITIES*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(12,763)	$(4,010)	$(112,036)	$(53,984)	$2,149	$1,610
Net realized gain (loss)	55,072	79,587	(14,448)	1,063,765	154,571	197,497
Net change in unrealized appreciation (depreciation) of investments	(206,667)	(37,914)	(2,421,591)	(710,474)	(168,854)	(176,173)

Net increase (decrease) in net assets resulting from operations	(164,358)	37,663	(2,548,075)	299,307	(12,134)	22,934

From Contractowners Transactions:
Payments received from contractowners	800,328	759,438	22,462,786	10,179,614	1,812,591	850,661
Transfers between Variable Investment Options including guaranteed interest account, net	70,953	38,489	10,152,370	885,735	427,028	232,029
Redemptions for contract benefits and terminations	(22,280)	—	(233,951)	(31,889)	(10,504)	—
Contract maintenance charges	(157)	—	(190,128)	—	(231)	—

Net increase (decrease) in net assets resulting from contractowners transactions	848,844	797,927	32,191,077	11,033,460	2,228,884	1,082,690

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(16)	30	2,657	402	417	40

Net Increase (Decrease) in Net Assets	684,470	835,620	29,645,659	11,333,169	2,217,167	1,105,664
Net Assets — Beginning of Year or Period	835,620	—	11,333,169	—	1,105,664	—

Net Assets — End of Year or Period	$1,520,090	$835,620	$40,978,828	$11,333,169	$3,322,831	$1,105,664

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(h)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.

FSA-82

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LARGE CAP GROWTH INDEX*(a)		EQ/LARGE CAP VALUE INDEX*(a)		EQ/LARGE CAP VALUE MANAGED VOLATILITY*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,420)	$(2,601)	$7,814	$2,659	$1,560	$1,722
Net realized gain (loss)	53,889	58,157	5,984	20,473	16,136	35,885
Net change in unrealized appreciation (depreciation) of investments	(408,350)	(967)	(66,923)	200	(69,372)	(20,611)

Net increase (decrease) in net assets resulting from operations	(364,881)	54,589	(53,125)	23,332	(51,676)	16,996

From Contractowners Transactions:
Payments received from contractowners	1,117,908	618,975	879,464	459,258	239,347	301,112
Transfers between Variable Investment Options including guaranteed interest account, net	351,928	144,362	(94,974)	31,871	105,008	51,527
Redemptions for contract benefits and terminations	(44,262)	—	(14,115)	—	(12,850)	—
Contract maintenance charges	(219)	—	(153)	—	(30)	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,425,355	763,337	770,222	491,129	331,475	352,639

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(16)	27	(9)	18	85	14

Net Increase (Decrease) in Net Assets	1,060,458	817,953	717,088	514,479	279,884	369,649
Net Assets — Beginning of Year or Period	817,953	—	514,479	—	369,649	—

Net Assets — End of Year or Period	$1,878,411	$817,953	$1,231,567	$514,479	$649,533	$369,649

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-83

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/LAZARD EMERGING MARKETS EQUITY*(a)		EQ/LOOMIS SAYLES GROWTH*(a)		EQ/MFS INTERNATIONAL GROWTH*(a)(i)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,453	$2,274	$(6,244)	$(1,699)	$(1,247)	$(1,303)
Net realized gain (loss)	(7,966)	5,589	61,868	25,163	15,812	57,302
Net change in unrealized appreciation (depreciation) of investments	(18,857)	(9,874)	(202,682)	(16,906)	(105,364)	(49,292)

Net increase (decrease) in net assets resulting from operations	(21,370)	(2,011)	(147,058)	6,558	(90,799)	6,707

From Contractowners Transactions:
Payments received from contractowners	102,579	107,225	660,807	242,379	626,401	463,761
Transfers between Variable Investment Options including guaranteed interest account, net	(16,195)	4,513	158,663	38,244	183,624	51,361
Redemptions for contract benefits and terminations	(558)	(477)	(1,296)	—	(28,389)	(1,028)
Contract maintenance charges	(100)	—	(91)	—	(96)	—

Net increase (decrease) in net assets resulting from contractowners transactions	85,726	111,261	818,083	280,623	781,540	514,094

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	—	—	11	(8)	21

Net Increase (Decrease) in Net Assets	64,356	109,250	671,025	287,192	690,733	520,822
Net Assets — Beginning of Year or Period	109,250	—	287,192	—	520,822	—

Net Assets — End of Year or Period	$173,606	$109,250	$958,217	$287,192	$1,211,555	$520,822

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(i)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.

FSA-84

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*(a)		EQ/MFS MID CAP FOCUSED GROWTH*(a)		EQ/MFS TECHNOLOGY*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,403)	$(1,555)	$(6,204)	$(2,314)	$(22,044)	$(7,559)
Net realized gain (loss)	21,129	22,526	(7,230)	7,132	31,587	129,973
Net change in unrealized appreciation (depreciation) of investments	(274,502)	8,959	(133,363)	29,618	(755,560)	(101,288)

Net increase (decrease) in net assets resulting from operations	(261,776)	29,930	(146,797)	34,436	(746,017)	21,126

From Contractowners Transactions:
Payments received from contractowners	581,738	731,068	250,049	396,201	920,326	1,313,044
Transfers between Variable Investment Options including guaranteed interest account, net	92,349	135,597	5,608	29,084	244,739	250,671
Redemptions for contract benefits and terminations	(2,689)	—	(21,029)	(1,063)	(42,169)	(987)
Contract maintenance charges	(109)	—	(115)	—	(278)	—

Net increase (decrease) in net assets resulting from contractowners transactions	671,289	866,665	234,513	424,222	1,122,618	1,562,728

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	5	32	—	16	72	58

Net Increase (Decrease) in Net Assets	409,518	896,627	87,716	458,674	376,673	1,583,912
Net Assets — Beginning of Year or Period	896,627	—	458,674	—	1,583,912	—

Net Assets — End of Year or Period	$1,306,145	$896,627	$546,390	$458,674	$1,960,585	$1,583,912

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-85

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MFS UTILITIES SERIES*(a)		EQ/MID CAP INDEX*(a)		EQ/MID CAP VALUE MANAGED VOLATILITY*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$31,826	$1,861	$(2,180)	$305	$(1,123)	$390
Net realized gain (loss)	21,161	4,208	76,898	86,812	6,623	37,937
Net change in unrealized appreciation (depreciation) of investments	(51,314)	6,505	(267,561)	(38,035)	(76,334)	(24,159)

Net increase (decrease) in net assets resulting from operations	1,673	12,574	(192,843)	49,082	(70,834)	14,168

From Contractowners Transactions:
Payments received from contractowners	319,914	210,920	613,270	1,045,524	151,829	253,819
Transfers between Variable Investment Options including guaranteed interest account, net	224,986	18,504	87,367	84,162	71,869	87,691
Redemptions for contract benefits and terminations	(17,830)	(26)	(26,172)	—	(10,510)	—
Contract maintenance charges	(12)	—	(144)	—	(18)	—

Net increase (decrease) in net assets resulting from contractowners transactions	527,058	229,398	674,321	1,129,686	213,170	341,510

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	52	9	(43)	43	(12)	14

Net Increase (Decrease) in Net Assets	528,783	241,981	481,435	1,178,811	142,324	355,692
Net Assets — Beginning of Year or Period	241,981	—	1,178,811	—	355,692	—

Net Assets — End of Year or Period	$770,764	$241,981	$1,660,246	$1,178,811	$498,016	$355,692

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-86

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MODERATE ALLOCATION*(a)		EQ/MODERATE GROWTH STRATEGY*(a)		EQ/MODERATE- PLUS ALLOCATION*(c)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(95)	$18,152	$21,976	$440,899	$3,776
Net realized gain (loss)	(8,746)	39,515	4,395,547	1,650,551	4,673
Net change in unrealized appreciation (depreciation) of investments	(177,912)	(39,750)	(12,665,267)	(1,464,554)	(7,900)

Net increase (decrease) in net assets resulting from operations	(186,753)	17,917	(8,247,744)	626,896	549

From Contractowners Transactions:
Payments received from contractowners	505,084	1,400,793	45,035,293	29,527,275	436,604
Transfers between Variable Investment Options including guaranteed interest account, net	(114,361)	(499,154)	8,443,480	541,954	—
Redemptions for contract benefits and terminations	(69,333)	(6,257)	(1,702,476)	(97,425)	—
Contract maintenance charges	(209)	—	(450,838)	(103)	—

Net increase (decrease) in net assets resulting from contractowners transactions	321,181	895,382	51,325,459	29,971,701	436,604

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	(32)	32	8,592	1,113	14

Net Increase (Decrease) in Net Assets	134,396	913,331	43,086,307	30,599,710	437,167
Net Assets — Beginning of Year or Period	913,331	—	30,599,710	—	—

Net Assets — End of Year or Period	$1,047,727	$913,331	$73,686,017	$30,599,710	$437,167

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-87

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/MONEY MARKET*(a)		EQ/PIMCO GLOBAL REAL RETURN*(a)		EQ/PIMCO REAL RETURN*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$88,080	$(3,366)	$19,803	$10,069	$40,439	$12,229
Net realized gain (loss)	84	1,101	(3,808)	3,054	(4,917)	11,700
Net change in unrealized appreciation (depreciation) of investments	(81)	64	(47,689)	(10,809)	(109,806)	(17,558)

Net increase (decrease) in net assets resulting from operations	88,083	(2,201)	(31,694)	2,314	(74,284)	6,371

From Contractowners Transactions:
Payments received from contractowners	303,909,936	933,001	139,961	84,425	344,164	340,825
Transfers between Variable Investment Options including guaranteed interest account, net	(257,128,002)	(561,648)	(10,248)	22,896	153,550	45,622
Redemptions for contract benefits and terminations	(41,838)	—	(1,572)	—	(28,508)	—
Contract maintenance charges	(120)	—	(23)	—	(42)	—

Net increase (decrease) in net assets resulting from contractowners transactions	46,739,976	371,353	128,118	107,321	469,164	386,447

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	693	17	6	—	13	15

Net Increase (Decrease) in Net Assets	46,828,752	369,169	96,430	109,635	394,893	392,833
Net Assets — Beginning of Year or Period	369,169	—	109,635	—	392,833	—

Net Assets — End of Year or Period	$47,197,921	$369,169	$206,065	$109,635	$787,726	$392,833

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-88

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/PIMCO TOTAL RETURN ESG*(a)		EQ/PIMCO ULTRA SHORT BOND*(a)		EQ/SMALL COMPANY INDEX*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$30,287	$9,614	$2,436	$(258)	$(45)	$504
Net realized gain (loss)	(14,464)	2,409	(145)	(17)	14,845	43,547
Net change in unrealized appreciation (depreciation) of investments	(197,446)	(17,511)	(4,050)	(1,105)	(172,630)	(42,686)

Net increase (decrease) in net assets resulting from operations	(181,623)	(5,488)	(1,759)	(1,380)	(157,830)	1,365

From Contractowners Transactions:
Payments received from contractowners	643,199	866,572	280,811	135,578	565,494	507,391
Transfers between Variable Investment Options including guaranteed interest account, net	29,591	30,583	259,030	10,484	157,383	45,820
Redemptions for contract benefits and terminations	(28,970)	(504)	(61,326)	—	(12,938)	(1,070)
Contract maintenance charges	(76)	—	(16)	—	(93)	—

Net increase (decrease) in net assets resulting from contractowners transactions	643,744	896,651	478,499	146,062	709,846	552,141

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	17	32	16	7	5	19

Net Increase (Decrease) in Net Assets	462,138	891,195	476,756	144,689	552,021	553,525
Net Assets — Beginning of Year or Period	891,195	—	144,689	—	553,525	—

Net Assets — End of Year or Period	$1,353,333	$891,195	$621,445	$144,689	$1,105,546	$553,525

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-89

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/T. ROWE PRICE GROWTH STOCK*(a)		EQ/T. ROWE PRICE HEALTH SCIENCES*(a)		EQ/VALUE EQUITY*(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(25,218)	$(8,498)	$(18,351)	$(5,792)	$(565)	$331
Net realized gain (loss)	16,209	135,216	26,581	42,331	5,189	49,914
Net change in unrealized appreciation (depreciation) of investments	(863,194)	(98,456)	(175,583)	(28,294)	(69,462)	(35,633)

Net increase (decrease) in net assets resulting from operations	(872,203)	28,262	(167,353)	8,245	(64,838)	14,612

From Contractowners Transactions:
Payments received from contractowners	1,572,495	1,486,531	749,084	976,010	190,930	201,764
Transfers between Variable Investment Options including guaranteed interest account, net	183,915	118,569	210,973	232,465	92,944	85,230
Redemptions for contract benefits and terminations	(32,780)	(8,733)	(48,851)	(1,201)	(5,614)	(5,813)
Contract maintenance charges	(542)	—	(294)	—	(70)	—

Net increase (decrease) in net assets resulting from contractowners transactions	1,723,088	1,596,367	910,912	1,207,274	278,190	281,181

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	40	61	7	45	(12)	12

Net Increase (Decrease) in Net Assets	850,925	1,624,690	743,566	1,215,564	213,340	295,805
Net Assets — Beginning of Year or Period	1,624,690	—	1,215,564	—	295,805	—

Net Assets — End of Year or Period	$2,475,615	$1,624,690	$1,959,130	$1,215,564	$509,145	$295,805

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-90

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQ/WELLINGTON ENERGY*(a)		EQUITABLE CONSERVATIVE GROWTH MF/ETF*(a)		EQUITABLE GROWTH MF/ETF*(c)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$24,843	$5,635	$(1,462)	$(58)	$923
Net realized gain (loss)	16,349	92	(68,530)	6,790	(1)
Net change in unrealized appreciation (depreciation) of investments	63,623	5,872	(1,678)	(4,185)	(3,062)

Net increase (decrease) in net assets resulting from operations	104,815	11,599	(71,670)	2,547	(2,140)

From Contractowners Transactions:
Payments received from contractowners	459,764	137,961	34,193	411,109	91,708
Transfers between Variable Investment Options including guaranteed interest account, net	217,063	80,622	(286,252)	8,824	—
Redemptions for contract benefits and terminations	(38,393)	(25)	(10,361)	—	—
Contract maintenance charges	(26)	—	(3)	—	4

Net increase (decrease) in net assets resulting from contractowners transactions	638,408	218,558	(262,423)	419,933	91,712

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	26	7	(13)	12	—

Net Increase (Decrease) in Net Assets	743,249	230,164	(334,106)	422,492	89,572
Net Assets — Beginning of Year or Period	230,164	—	422,492	—	—

Net Assets — End of Year or Period	$973,413	$230,164	$88,386	$422,492	$89,572

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-91

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	EQUITABLE MODERATE GROWTH MF/ETF*(c)	FEDERATED HERMES HIGH INCOME BOND FUND II(c)	FEDERATED HERMES KAUFMANN FUND II(c)
	2022	2022	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$215	$(30)	$(3)
Net change in unrealized appreciation (depreciation) of investments	(321)	(903)	(200)

Net increase (decrease) in net assets resulting from operations	(106)	(933)	(203)

From Contractowners Transactions:
Payments received from contractowners	13,833	55,487	5,597
Contract maintenance charges	—	4	1

Net increase (decrease) in net assets resulting from contractowners transactions	13,833	55,491	5,598

Net Increase (Decrease) in Net Assets	13,727	54,558	5,395
Net Assets — Beginning of Year or Period	—	—	—

Net Assets — End of Year or Period	$13,727	$54,558	$5,395

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(c)	Units were made available on November 14, 2022.

FSA-92

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIDELITY® VIP MID CAP PORTFOLIO(a)		FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(a)		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(d)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(5,931)	$(827)	$26,423	$12,074	$298
Net realized gain (loss)	47,643	73,517	(5,201)	11,508	(5)
Net change in unrealized appreciation (depreciation) of investments	(130,816)	(46,328)	(130,213)	(18,979)	(659)

Net increase (decrease) in net assets resulting from operations	(89,104)	26,362	(108,991)	4,603	(366)

From Contractowners Transactions:
Payments received from contractowners	392,090	320,107	660,495	637,329	25,170
Transfers between Variable Investment Options including guaranteed interest account, net	167,306	133,556	102,917	52,084	5,639
Redemptions for contract benefits and terminations	(9,357)	(3,090)	(38,314)	(504)	—
Contract maintenance charges	(233)	—	(68)	—	3

Net increase (decrease) in net assets resulting from contractowners transactions	549,806	450,573	725,030	688,909	30,812

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	17	11	33	25	—

Net Increase (Decrease) in Net Assets	460,719	476,946	616,072	693,537	30,446
Net Assets — Beginning of Year or Period	476,946	—	693,537	—	—

Net Assets — End of Year or Period	$937,665	$476,946	$1,309,609	$693,537	$30,446

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(d)	Units were made available on February 22, 2021, however it had no outstanding units as of December 31, 2021.

FSA-93

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(a)		FRANKLIN ALLOCATION VIP FUND(a)		FRANKLIN INCOME VIP FUND(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,013	$332	$218	$(98)	$28,099	$2,337
Net realized gain (loss)	(18,855)	367	6,546	5	11,602	32
Net change in unrealized appreciation (depreciation) of investments	(21,147)	9,026	(20,351)	1,537	(95,378)	18,822

Net increase (decrease) in net assets resulting from operations	(38,989)	9,725	(13,587)	1,444	(55,677)	21,191

From Contractowners Transactions:
Payments received from contractowners	322,724	242,822	—	78,066	242,488	147,774
Transfers between Variable Investment Options including guaranteed interest account, net	(128,329)	1,151	—	—	174,099	542,055
Redemptions for contract benefits and terminations	(7,290)	(2,681)	—	—	(41,984)	(2,000)
Contract maintenance charges	(8)	—	(2)	—	(24)	—

Net increase (decrease) in net assets resulting from contractowners transactions	187,097	241,292	(2)	78,066	374,579	687,829

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	7	10	—	—	13	25

Net Increase (Decrease) in Net Assets	148,115	251,027	(13,589)	79,510	318,915	709,045
Net Assets — Beginning of Year or Period	251,027	—	79,510	—	709,045	—

Net Assets — End of Year or Period	$399,142	$251,027	$65,921	$79,510	$1,027,960	$709,045

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.

FSA-94

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(a)		INVESCO V.I. EQUITY AND INCOME FUND(a)		INVESCO V.I. HEALTH CARE FUND(c)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,247	$1,692	$3,551	$512	$(64)
Net realized gain (loss)	28,059	568	115,283	621	(26)
Net change in unrealized appreciation (depreciation) of investments	(32,878)	2,513	(170,832)	2,041	(1,824)

Net increase (decrease) in net assets resulting from operations	(3,572)	4,773	(51,998)	3,174	(1,914)

From Contractowners Transactions:
Payments received from contractowners	88,022	145,810	839,390	77,954	173,660
Transfers between Variable Investment Options including guaranteed interest account, net	64,153	14,812	76,943	—	—
Redemptions for contract benefits and terminations	(3,026)	—	(8,447)	—	(1,485)
Contract maintenance charges	(13)	—	(10)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	149,136	160,622	907,876	77,954	172,175

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	5	6	32	—	5

Net Increase (Decrease) in Net Assets	145,569	165,401	855,910	81,128	170,266
Net Assets — Beginning of Year or Period	165,401	—	81,128	—	—

Net Assets — End of Year or Period	$310,970	$165,401	$937,038	$81,128	$170,266

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-95

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	INVESCO V.I. HIGH YIELD FUND(a)		INVESCO V.I. MAIN STREET MID CAP FUND(a)		INVESCO V.I. SMALL CAP EQUITY FUND(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,424	$10,311	$(367)	$(68)	$(1,158)	$(696)
Net realized gain (loss)	(5,515)	4	8,212	2	19,655	4,640
Net change in unrealized appreciation (depreciation) of investments	(40,683)	(8,601)	(11,063)	777	(36,990)	(2,172)

Net increase (decrease) in net assets resulting from operations	(33,774)	1,714	(3,218)	711	(18,493)	1,772

From Contractowners Transactions:
Payments received from contractowners	259,206	240,983	3,207	14,779	44,414	71,577
Transfers between Variable Investment Options including guaranteed interest account, net	(9,151)	20,274	23,955	2,402	10,972	7,627
Redemptions for contract benefits and terminations	(4,780)	—	—	—	(1,643)	—
Contract maintenance charges	(62)	—	(4)	—	(32)	—

Net increase (decrease) in net assets resulting from contractowners transactions	245,213	261,257	27,158	17,181	53,711	79,204

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	8	8	—	—	—	—

Net Increase (Decrease) in Net Assets	211,447	262,979	23,940	17,892	35,218	80,976
Net Assets — Beginning of Year or Period	262,979	—	17,892	—	80,976	—

Net Assets — End of Year or Period	$474,426	$262,979	$41,832	$17,892	$116,194	$80,976

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.

FSA-96

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	JANUS HENDERSON BALANCED PORTFOLIO(c)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(c)	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO(a)
	2022	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(9)	$119	$42,976	$16,867
Net realized gain (loss)	35	—	(1,793)	18,047
Net change in unrealized appreciation (depreciation) of investments	(7,847)	(734)	(164,772)	(37,457)

Net increase (decrease) in net assets resulting from operations	(7,821)	(615)	(123,589)	(2,543)

From Contractowners Transactions:
Payments received from contractowners	392,430	113,110	490,510	1,095,343
Transfers between Variable Investment Options including guaranteed interest account, net	17,149	—	21,237	(270,846)
Redemptions for contract benefits and terminations	—	—	(5,378)	(6,505)
Contract maintenance charges	—	—	(56)	—

Net increase (decrease) in net assets resulting from contractowners transactions	409,579	113,110	506,313	817,992

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	12	5	7	31

Net Increase (Decrease) in Net Assets	401,770	112,500	382,731	815,480
Net Assets — Beginning of Year or Period	—	—	815,480	—

Net Assets — End of Year or Period	$401,770	$112,500	$1,198,211	$815,480

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-97

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MFS® INVESTORS TRUST SERIES(a)		MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(a)		MFS® VALUE SERIES(c)
	2022	2021	2022	2021	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,172)	$(165)	$(4,818)	$(866)	$(2)
Net realized gain (loss)	(12,837)	1,702	56,419	10,418	—
Net change in unrealized appreciation (depreciation) of investments	(7,552)	1,559	(116,307)	5,389	(12)

Net increase (decrease) in net assets resulting from operations	(21,561)	3,096	(64,706)	14,941	(14)

From Contractowners Transactions:
Payments received from contractowners	221,925	45,536	194,865	79,356	20,781
Transfers between Variable Investment Options including guaranteed interest account, net	(162,177)	58,454	215,822	112,737	—
Redemptions for contract benefits and terminations	—	—	(13,620)	—	—
Contract maintenance charges	(6)	—	(47)	—	1

Net increase (decrease) in net assets resulting from contractowners transactions	59,742	103,990	397,020	192,093	20,782

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	6	23	8	—

Net Increase (Decrease) in Net Assets	38,181	107,092	332,337	207,042	20,768
Net Assets — Beginning of Year or Period	107,092	—	207,042	—	—

Net Assets — End of Year or Period	$145,273	$107,092	$539,379	$207,042	$20,768

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-98

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	MULTIMANAGER AGGRESSIVE EQUITY*(a)		MULTIMANAGER TECHNOLOGY*(a)		NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO(a)
	2022	2021	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,323)	$(584)	$(18,839)	$(5,674)	$(446)	$(124)
Net realized gain (loss)	43,499	22,750	117,888	135,075	4,223	2,341
Net change in unrealized appreciation (depreciation) of investments	(108,408)	(17,640)	(755,784)	(64,244)	(8,510)	(275)

Net increase (decrease) in net assets resulting from operations	(67,232)	4,526	(656,735)	65,157	(4,733)	1,942

From Contractowners Transactions:
Payments received from contractowners	226,109	170,904	958,014	983,857	3,339	36,610
Transfers between Variable Investment Options including guaranteed interest account, net	48,989	(44,720)	308,798	147,014	(6,739)	1,317
Redemptions for contract benefits and terminations	(1,247)	—	(47,609)	(1,466)	—	—
Contract maintenance charges	(48)	—	(322)	—	(2)	—

Net increase (decrease) in net assets resulting from contractowners transactions	273,803	126,184	1,218,881	1,129,405	(3,402)	37,927

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	170	—	257	43	—	—

Net Increase (Decrease) in Net Assets	206,741	130,710	562,403	1,194,605	(8,135)	39,869
Net Assets — Beginning of Year or Period	130,710	—	1,194,605	—	39,869	—

Net Assets — End of Year or Period	$337,451	$130,710	$1,757,008	$1,194,605	$31,734	$39,869

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable America.
(a)	Units were made available on February 22, 2021.

FSA-99

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(a)		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(c)	PIMCO INCOME PORTFOLIO(a)
	2022	2021	2022	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$61,312	$2,523	$20	$4,640	$948
Net realized gain (loss)	946	40	—	(1,316)	1
Net change in unrealized appreciation (depreciation) of investments	(79,509)	2,803	9	(18,815)	(1,043)

Net increase (decrease) in net assets resulting from operations	(17,251)	5,366	29	(15,491)	(94)

From Contractowners Transactions:
Payments received from contractowners	345,592	108,069	23,960	306,677	176,591
Transfers between Variable Investment Options including guaranteed interest account, net	123,298	68,610	—	(4,091)	—
Redemptions for contract benefits and terminations	(3,268)	—	—	(26)	—
Contract maintenance charges	(5)	—	(1)	(19)	—

Net increase (decrease) in net assets resulting from contractowners transactions	465,617	176,679	23,959	302,541	176,591

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	49	7	—	—	7

Net Increase (Decrease) in Net Assets	448,415	182,052	23,988	287,050	176,504
Net Assets — Beginning of Year or Period	182,052	—	—	176,504	—

Net Assets — End of Year or Period	$630,467	$182,052	$23,988	$463,554	$176,504

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-100

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	PROFUND VP BIOTECHNOLOGY(a)		PUTNAM VT RESEARCH FUND(c)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(c)
	2022	2021	2022	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(4,757)	$(1674)	$(2)	$12
Net realized gain (loss)	49,128	472	—	140
Net change in unrealized appreciation (depreciation) of investments	(57,432)	5,769	50	(173)

Net increase (decrease) in net assets resulting from operations	(13,061)	4,567	48	(21)

From Contractowners Transactions:
Payments received from contractowners	110,808	260,742	9,050	10,547
Transfers between Variable Investment Options including guaranteed interest account, net	72,793	28,873	—	—
Redemptions for contract benefits and terminations	(2,890)	(1,740)	—	—
Contract maintenance charges	(87)	—	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	180,624	287,875	9,050	10,547

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	70	9	—	—

Net Increase (Decrease) in Net Assets	167,633	292,451	9,098	10,526
Net Assets — Beginning of Year or Period	292,451	—	—	—

Net Assets — End of Year or Period	$460,084	$292,451	$9,098	$10,526

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.
(c)	Units were made available on November 14, 2022.

FSA-101

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

	TEMPLETON DEVELOPING MARKETS VIP FUND(a)		TEMPLETON GLOBAL BOND VIP FUND(a)
	2022	2021	2022	2021
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,365	$(560)	$(3,246)	$(1,053)
Net realized gain (loss)	(10,120)	202	(19,468)	(18)
Net change in unrealized appreciation (depreciation) of investments	(24,684)	(5,619)	(2,254)	(3,417)

Net increase (decrease) in net assets resulting from operations	(32,439)	(5,977)	(24,968)	(4,488)

From Contractowners Transactions:
Payments received from contractowners	102,510	83,737	71,497	254,628
Transfers between Variable Investment Options including guaranteed interest account, net	(30,768)	43,736	(107,864)	1,751
Redemptions for contract benefits and terminations	(815)	—	(1,557)	—
Contract maintenance charges	(13)	—	(10)	—

Net increase (decrease) in net assets resulting from contractowners transactions	70,914	127,473	(37,934)	256,379

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account 70A	—	6	—	11

Net Increase (Decrease) in Net Assets	38,475	121502	(62,902)	251,902
Net Assets — Beginning of Year or Period	121,502	—	251,902	—

Net Assets — End of Year or Period	$159,977	$121,502	$189,000	$251,902

The accompanying notes are an integral part of these financial statements.

(a)	Units were made available on February 22, 2021.

FSA-102

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

The change in units outstanding for the period ended December 31, 2022 is as follows:

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	103	(11)	92	23	—	23

1290 VT EQUITY INCOME	IA	5	(1)	4	2	—	2

1290 VT EQUITY INCOME	IB	—	—	—	—	—	—

1290 VT GAMCO MERGERS & ACQUISITIONS	IA	5	(1)	4	8	—	8

1290 VT GAMCO SMALL COMPANY VALUE	IA	30	(1)	29	41	—	41

1290 VT GAMCO SMALL COMPANY VALUE	IB	6	—	6	—	—	—

1290 VT HIGH YIELD BOND	IB	32	(4)	28	21	(2)	19

1290 VT MICRO CAP	IB	4	—	4	12	(2)	10

1290 VT MODERATE GROWTH ALLOCATION	IB	1,393	(37)	1,356	784	(3)	781

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	1	—	1	—	—	—

1290 VT NATURAL RESOURCES	IB	47	(4)	43	11	—	11

1290 VT REAL ESTATE	IB	14	(2)	12	15	—	15

1290 VT SMALL CAP VALUE	IB	60	(7)	53	30	(4)	26

1290 VT SMARTBETA EQUITY ESG	IB	48	(5)	43	21	—	21

1290 VT SOCIALLY RESPONSIBLE	IB	—	—	—	—	—	—

AB VPS GROWTH AND INCOME PORTFOLIO	CLASS B	—	—	—	—	—	—

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	7	—	7	—	—	—

AMERICAN CENTURY VP INFLATION PROTECTION FUND	CLASS II	1	—	1	—	—	—

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	10	—	10	—	—	—

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	—	—	—	—	—	—

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	7	(1)	6	4	—	4

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	5	—	5	—	—	—

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	10	—	10	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-103

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	36	(1)	35	16	(2)	14

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	45	(5)	40	42	—	42

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	58	(15)	43	14	(4)	10

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	9	(1)	8	18	—	18

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	1	—	1	—	—	—

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	4	(4)	—	12	—	12

DELAWARE IVY VIP HIGH INCOME	CLASS II	45	(4)	41	49	—	49

DELAWARE VIP EMERGING MARKETS SERIES	SERVICE CLASS	2	—	2	—	—	—

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	54	(13)	41	5	—	5

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	2,005	(112)	1,893	937	(6)	931

EQ/AB DYNAMIC GROWTH	IB	1,831	(26)	1,805	877	(1)	876

EQ/AB DYNAMIC MODERATE GROWTH	IB	1,315	(61)	1,254	738	(1)	737

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	48	(5)	43	—	—	—

EQ/AB SMALL CAP GROWTH	IA	24	(3)	21	18	—	18

EQ/AB SMALL CAP GROWTH	IB	4	—	4	—	—	—

EQ/AGGRESSIVE ALLOCATION	B	8	—	8	—	—	—

EQ/AGGRESSIVE GROWTH STRATEGY	IB	4,975	(31)	4,944	2,033	(8)	2,025

EQ/ALL ASSET GROWTH ALLOCATION	IA	5	—	5	6	—	6

EQ/AMERICAN CENTURY MID CAP VALUE	IB	44	(1)	43	6	—	6

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	603	(31)	572	488	(1)	487

EQ/BALANCED STRATEGY	IB	3,221	(262)	2,959	1,262	(3)	1,259

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	5	(1)	4	4	—	4

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IA	29	(2)	27	13	(2)	11

EQ/COMMON STOCK INDEX	IA	34	(5)	29	46	(3)	43

EQ/COMMON STOCK INDEX	IB	3	—	3	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-104

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CONSERVATIVE ALLOCATION	B	8	(2)	6	—	—	—

EQ/CONSERVATIVE GROWTH STRATEGY	IB	1,722	(78)	1,644	738	(2)	736

EQ/CONSERVATIVE STRATEGY	IB	1,181	(171)	1,010	281	(1)	280

EQ/CORE BOND INDEX	IB	85	(13)	72	53	(2)	51

EQ/CORE PLUS BOND	B	50	(1)	49	—	—	—

EQ/EMERGING MARKETS EQUITY PLUS	IB	11	—	11	15	—	15

EQ/EQUITY 500 INDEX	IA	107	(8)	99	108	(1)	107

EQ/EQUITY 500 INDEX	IB	26	—	26	—	—	—

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	10	(1)	9	8	(1)	7

EQ/FRANKLIN MODERATE ALLOCATION	IB	631	(77)	554	191	—	191

EQ/FRANKLIN RISING DIVIDENDS	IB	48	(8)	40	10	—	10

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	2,225	(57)	2,168	826	—	826

EQ/GOLDMAN SACHS MID CAP VALUE	IB	12	—	12	7	—	7

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	1,644	(107)	1,537	700	(2)	698

EQ/GROWTH STRATEGY	IB	2,937	(88)	2,849	2,145	(6)	2,139

EQ/INTERMEDIATE GOVERNMENT BOND	IB	17	(1)	16	—	—	—

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IA	7	—	7	6	—	6

EQ/INTERNATIONAL EQUITY INDEX	IA	27	(4)	23	49	(1)	48

EQ/INTERNATIONAL EQUITY INDEX	IB	3	—	3	—	—	—

EQ/INVESCO COMSTOCK	IA	11	(1)	10	6	(1)	5

EQ/INVESCO GLOBAL	IA	21	(1)	20	16	(1)	15

EQ/INVESCO GLOBAL	IB	—	—	—	—	—	—

EQ/INVESCO GLOBAL REAL ASSETS	IB	4	—	4	12	—	12

EQ/INVESCO MODERATE ALLOCATION	IB	869	(26)	843	456	(42)	414

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	2,378	(27)	2,351	305	—	305

The accompanying notes are an integral part of these financial statements.

FSA-105

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/JANUS ENTERPRISE	IA	17	(3)	14	24	—	24

EQ/JANUS ENTERPRISE	IB	25	—	25	—	—	—

EQ/JPMORGAN GROWTH ALLOCATION	IB	2,827	(16)	2,811	885	(17)	868

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	154	(2)	152	80	(5)	75

EQ/LARGE CAP GROWTH INDEX	IA	24	(4)	20	15	(1)	14

EQ/LARGE CAP GROWTH INDEX	IB	20	—	20	—	—	—

EQ/LARGE CAP VALUE INDEX	IA	30	(7)	23	16	—	16

EQ/LARGE CAP VALUE INDEX	IB	8	—	8	—	—	—

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IA	13	(1)	12	12	—	12

EQ/LAZARD EMERGING MARKETS EQUITY	IB	10	(2)	8	9	—	9

EQ/LOOMIS SAYLES GROWTH	IA	12	—	12	6	—	6

EQ/LOOMIS SAYLES GROWTH	IB	17	—	17	—	—	—

EQ/MFS INTERNATIONAL GROWTH	IA	27	(2)	25	23	—	23

EQ/MFS INTERNATIONAL GROWTH	IB	21	—	21	—	—	—

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	33	(4)	29	32	(1)	31

EQ/MFS MID CAP FOCUSED GROWTH	IB	7	(1)	6	9	—	9

EQ/MFS TECHNOLOGY	IB	25	(1)	24	23	—	23

EQ/MFS UTILITIES SERIES	IB	22	(1)	21	9	—	9

EQ/MID CAP INDEX	IA	19	(2)	17	33	(3)	30

EQ/MID CAP INDEX	IB	5	—	5	—	—	—

EQ/MID CAP VALUE MANAGED VOLATILITY	IA	8	(1)	7	11	—	11

EQ/MODERATE ALLOCATION	A	29	(19)	10	80	(30)	50

EQ/MODERATE ALLOCATION	B	11	—	11	—	—	—

EQ/MODERATE GROWTH STRATEGY	IB	2,929	(104)	2,825	1,528	(60)	1,468

EQ/MODERATE-PLUS ALLOCATION	B	33	—	33	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-106

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MONEY MARKET	IA	830	(391)	439	11	—	11

EQ/MONEY MARKET	IB	22,746	(18,416)	4,330	87	(58)	29

EQ/PIMCO GLOBAL REAL RETURN	IB	13	(2)	11	9	—	9

EQ/PIMCO REAL RETURN	IB	40	(2)	38	29	—	29

EQ/PIMCO TOTAL RETURN ESG	IB	60	(7)	53	67	—	67

EQ/PIMCO ULTRA SHORT BOND	IA	33	(3)	30	15	—	15

EQ/PIMCO ULTRA SHORT BOND	IB	27	(5)	22	—	—	—

EQ/SMALL COMPANY INDEX	IA	22	(1)	21	16	(1)	15

EQ/SMALL COMPANY INDEX	IB	4	—	4	—	—	—

EQ/T. ROWE PRICE GROWTH STOCK	IA	45	(2)	43	31	(1)	30

EQ/T. ROWE PRICE GROWTH STOCK	IB	6	—	6	—	—	—

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	25	(1)	24	18	—	18

EQ/VALUE EQUITY	IA	10	(1)	9	10	—	10

EQ/VALUE EQUITY	IB	3	—	3	—	—	—

EQ/WELLINGTON ENERGY	IB	108	(9)	99	39	—	39

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	6	(26)	(20)	34	(7)	27

EQUITABLE GROWTH MF/ETF	IB	10	—	10	—	—	—

EQUITABLE MODERATE GROWTH MF/ETF	IB	2	—	2	—	—	—

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	5	—	5	—	—	—

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	—	—	—	—	—	—

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	19	—	19	14	—	14

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	60	(3)	57	49	(4)	45

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	3	—	3	—	—	—

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	21	(10)	11	12	—	12

FRANKLIN ALLOCATION VIP FUND	CLASS 2	—	—	—	4	—	4

The accompanying notes are an integral part of these financial statements.

FSA-107

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2022 AND 2021

		2022			2021
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FRANKLIN INCOME VIP FUND	CLASS 2	23	(2)	21	36	—	36

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	7	(1)	6	6	—	6

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	60	—	60	5	—	5

INVESCO V.I. HEALTH CARE FUND	SERIES II	13	—	13	—	—	—

INVESCO V.I. HIGH YIELD FUND	SERIES II	22	(3)	19	18	—	18

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	1	—	1	1	—	1

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	2	—	2	3	(1)	2

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	26	—	26	—	—	—

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	12	—	12	—	—	—

LORD ABBETT SERIES FUND—BOND DEBENTURE PORTFOLIO	VC SHARES	38	(2)	36	82	(32)	50

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	7	(5)	2	3	—	3

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	10	—	10	4	—	4

MFS® VALUE SERIES	SERVICE CLASS	1	—	1	—	—	—

MULTIMANAGER AGGRESSIVE EQUITY	IB	7	—	7	4	(1)	3

MULTIMANAGER TECHNOLOGY	IB	47	(4)	43	33	(1)	32

NEUBERGER BERMAN U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO	CLASS S	—	(1)	(1)	3	—	3

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	51	(2)	49	21	—	21

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	3	—	3	—	—	—

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	31	(1)	30	16	—	16

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	6	(1)	5	6	—	6

PUTNAM VT RESEARCH FUND	CLASS IB	—	—	—	—	—	—

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1	—	1	—	—	—

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	10	(4)	6	9	—	9

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	9	(13)	(4)	23	—	23

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-108

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements

December 31, 2022

1.	Organization

Equitable America Variable Account 70A (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), EQ Premier VIP Trust (“VIP”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., ProFunds, Putnam Variable Trust and T. Rowe Price Equity Series, Inc., (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•    AB VPS Growth and Income Portfolio

•    AB VPS Small/Mid Cap Value Portfolio(1)

•    AB VPS Sustainable Global Thematic Portfolio(2)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•    Invesco V.I. Balanced-Risk Allocation Fund(1)

•    Invesco V.I. Diversified Dividend Fund

•    Invesco V.I. Equity and Income Fund

•    Invesco V.I. Health Care Fund

•    Invesco V.I. High Yield Fund

•    Invesco V.I. Main Street Mid Cap Fund

•    Invesco V.I. Small Cap Equity Fund

American Century Variable Portfolios II, Inc.

•    American Century VP Inflation Protection Fund

American Funds Insurance Series®

•    American Funds Insurance Series® Asset Allocation Fund

•    American Funds Insurance Series® Global Growth Fund

•    American Funds Insurance Series® Global Small Capitalization Fund

•    American Funds Insurance Series® Growth-Income Fund

•    American Funds Insurance Series® International Growth and Income Fund

•    American Funds Insurance Series® New World Fund®

•    American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•    BlackRock Global Allocation V.I. Fund

•    BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•    Delaware VIP Emerging Markets Series

Eaton Vance Variable Trust

•    Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•    1290 VT Convertible Securities(1)

•    1290 VT Doubleline Opportunistic Bond

•    1290 VT Equity Income

•    1290 VT GAMCO Mergers & Acquisitions

•    1290 VT GAMCO Small Company Value

•    1290 VT High Yield Bond

•    1290 VT Micro Cap

•    1290 VT Moderate Growth Allocation

•    1290 VT Multi-Alternative Strategies

•    1290 VT Natural Resources

•    1290 VT Real Estate

•    1290 VT Small Cap Value

•    1290 VT SmartBeta Equity ESG(3)

•    1290 VT Socially Responsible

•    EQ/500 Managed Volatility(1)

•    EQ/AB Dynamic Aggressive Growth

•    EQ/AB Dynamic Growth

FSA-109

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•    EQ/AB Dynamic Moderate Growth

•    EQ/AB Short Duration Government Bond

•    EQ/AB Small Cap Growth

•    EQ/AB Sustainable US Thematic(1)

•    EQ/Aggressive Growth Strategy

•    EQ/All Asset Growth Allocation

•    EQ/American Century Mid Cap Value

•    EQ/American Century Moderate Growth Allocation

•    EQ/Balanced Strategy

•    EQ/ClearBridge Large Cap Growth ESG(4)

•    EQ/ClearBridge Select Equity Managed Volatility

•    EQ/Common Stock Index

•    EQ/Conservative Growth Strategy

•    EQ/Conservative Strategy

•    EQ/Core Bond Index

•    EQ/Emerging Markets Equity PLUS

•    EQ/Equity 500 Index

•    EQ/Fidelity Institutional AM® Large Cap

•    EQ/Franklin Moderate Allocation

•    EQ/Franklin Rising Dividends(5)

•    EQ/Goldman Sachs Growth Allocation

•    EQ/Goldman Sachs Mid Cap Value

•    EQ/Goldman Sachs Moderate Growth Allocation

•    EQ/Growth Strategy

•    EQ/Intermediate Government Bond

•    EQ/International Core Managed Volatility

•    EQ/International Equity Index

•    EQ/Invesco Comstock

•    EQ/Invesco Global

•    EQ/Invesco Global Real Assets

•    EQ/Invesco Moderate Allocation

•    EQ/Invesco Moderate Growth Allocation

•    EQ/Janus Enterprise

•    EQ/JPMorgan Growth Allocation

•    EQ/JPMorgan Value Opportunities

•    EQ/Large Cap Growth Index

•    EQ/Large Cap Value Index

•    EQ/Large Cap Value Managed Volatility

•    EQ/Lazard Emerging Markets Equity

•    EQ/Loomis Sayles Growth(6)

•    EQ/MFS International Growth

•    EQ/MFS International Intrinsic Value(7)

•    EQ/MFS Mid Cap Focused Growth

•    EQ/MFS Technology

•    EQ/MFS Utilities Series

•    EQ/Mid Cap Index

•    EQ/Mid Cap Value Managed Volatility

•    EQ/Moderate Growth Strategy

•    EQ/Money Market

•    EQ/PIMCO Global Real Return

•    EQ/PIMCO Real Return

•    EQ/PIMCO Total Return ESG(8)

•    EQ/PIMCO Ultra Short Bond

•    EQ/Small Company Index

•    EQ/T. Rowe Price Growth Stock

•    EQ/T. Rowe Price Health Sciences

•    EQ/Value Equity

•    EQ/Wellington Energy

•    Equitable Conservative Growth MF/ETF(9)

•    Equitable Growth MF/ETF

•    Equitable Moderate Growth MF/ETF

•    Multimanager Aggressive Equity

•    Multimanager Technology

EQ Premier VIP Trust*

•    EQ/Aggressive Allocation

•    EQ/Conservative Allocation

•    EQ/Core Plus Bond(10)

•    EQ/Moderate Allocation

•    EQ/Moderate-Plus Allocation

Federated Insurance Series

•    Federated Hermes High Income Bond Fund II

•    Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

•    Fidelity® VIP Mid Cap Portfolio

•    Fidelity® VIP Strategic Income Portfolio

First Trust Variable Insurance Trust

•    First Trust Multi Income Allocation Portfolio

•    First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•    Franklin Allocation VIP Fund

•    Franklin Income VIP Fund

•    Templeton Developing Markets VIP Fund

•    Templeton Global Bond VIP Fund

Ivy Variable Insurance Portfolios

•    Delaware IVY VIP High Income

Janus Aspen Series

•    Janus Henderson Balanced Portfolio

•    Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

•    JPMorgan Insurance Trust Global Allocation Portfolio(1)

FSA-110

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Continued)

•    JPMorgan Insurance Trust Income Builder Portfolio (1)

Legg Mason Partners Variable Equity Trust

•    ClearBridge Variable Appreciation Portfolio

•    ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•    Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•    MFS® Investors Trust Series

•    MFS® Massachusetts Investors Growth Stock Portfolio

•    MFS® Value Series

Neuberger Berman Advisers Management Trust

•    Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio

PIMCO Variable Insurance Trust

•    PIMCO CommodityRealReturn® Strategy Portfolio

•    PIMCO Emerging Markets Bond Portfolio(1)

•    PIMCO Global Bond Opportunities Portfolio (Unhedged)

•    PIMCO Global Managed Asset Allocation Portfolio(1)

•    PIMCO Income Portfolio

Principal Variable Contracts Funds, Inc.

•    Principal Blue Chip Account (1)

•    Principal Equity Income Account (1)

ProFunds

•    ProFund VP Biotechnology

Putnam Variable Trust

•    Putnam VT Global Asset Allocation Fund (1)

•    Putnam VT Research Fund

T. Rowe Price Equity Series, Inc.

•    T. Rowe Price Equity Income Portfolio

(1)	The Variable Investment Option became available during 2022, however it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements.
(2)	Formerly known as AB VPS Global Thematic Growth Portfolio.
(3)	Formerly known as 1290 SmartBeta Equity.
(4)	Formerly known as EQ/ClearBridge Large Cap Growth.
(5)	On November 11, 2022 , EQ/Franklin Rising Dividends replaced ClearBridge Variable Dividend Strategy Portfolio on certain products offered by Equitable America.
(6)	On November 11, 2022 , EQ/Loomis Sayles Growth replaced ClearBridge Variable Aggressive Growth Portfolio on certain products offered by Equitable America.
(7)	On November 11, 2022 , EQ/MFS International Intrinsic Value replaced Neuberger Berman International Equity Portfolio on certain products offered by Equitable America.
(8)	Formerly known as EQ/PIMCO Total Return.
(9)	Formerly known as 1290 VT DoubleLine Dynamic Allocation.
(10)	On November 11, 2022 , EQ/Core Plus Bond replaced Putnam VT Diversified Income Fund on certain products offered by Equitable America.
*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable America for the Retirement Cornerstone Series (the “Contracts”). These annuities are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, or an individual retirement annuity. The annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

FSA-111

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

1.	Organization (Concluded)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable America’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

FSA-112

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

2.	Significant Accounting Policies (Concluded)

Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the period ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT Doubleline Opportunistic Bond	$1,019,447	$101,850
1290 VT Equity Income	157,320	36,638
1290 VT GAMCO Mergers & Acquisitions	84,776	14,652
1290 VT GAMCO Small Company Value	1,237,655	72,591
1290 VT High Yield Bond	417,450	60,346
1290 VT Micro Cap	61,965	3,143
1290 VT Moderate Growth Allocation	12,838,595	645,146
1290 VT Multi-Alternative Strategies	5,950	—
1290 VT Natural Resources	570,079	43,395
1290 VT Real Estate	177,477	26,270
1290 VT Small Cap Value	836,260	94,522
1290 VT SmartBeta Equity ESG	748,106	79,930
1290 VT Socially Responsible	515	—
AB VPS Growth and Income Portfolio	3,262	1
AB VPS Sustainable Global Thematic Portfolio	123,102	51
American Century VP Inflation Protection Fund	10,674	12
American Funds Insurance Series® Asset Allocation Fund	142,389	50

FSA-113

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
American Funds Insurance Series® Global Growth Fund	$5,765	$3
American Funds Insurance Series® Global Small Capitalization Fund	145,469	16,529
American Funds Insurance Series® Growth-Income Fund	86,240	40
American Funds Insurance Series® International Growth and Income Fund	104,537	22
American Funds Insurance Series® New World Fund®	491,858	16,588
American Funds Insurance Series® The Bond Fund of America®	492,335	56,694
BlackRock Global Allocation V.I. Fund	990,172	254,632
BlackRock Large Cap Focus Growth V.I. Fund	411,872	66,731
ClearBridge Variable Appreciation Portfolio	12,878	2,201
ClearBridge Variable Mid Cap Portfolio	75,697	63,392
Delaware IVY VIP High Income	878,127	84,512
Delaware VIP Emerging Markets Series	19,268	10
Eaton Vance VT Floating-Rate Income Fund	611,890	140,674
EQ/AB Dynamic Aggressive Growth	22,142,770	1,483,759
EQ/AB Dynamic Growth	23,282,972	547,912
EQ/AB Dynamic Moderate Growth	19,899,592	1,308,824
EQ/AB Short Duration Government Bond	432,996	49,778
EQ/AB Small Cap Growth	1,004,375	108,882
EQ/Aggressive Allocation	115,877	69
EQ/Aggressive Growth Strategy	107,161,869	1,849,127
EQ/All Asset Growth Allocation	106,314	3,181
EQ/American Century Mid Cap Value	1,167,680	37,429
EQ/American Century Moderate Growth Allocation	6,845,969	460,183
EQ/Balanced Strategy	54,731,743	4,816,359
EQ/ClearBridge Large Cap Growth ESG	92,586	10,274
EQ/ClearBridge Select Equity Managed Volatility	447,581	29,235
EQ/Common Stock Index	1,312,390	228,963
EQ/Conservative Allocation	76,188	22,486
EQ/Conservative Growth Strategy	27,150,380	1,678,140
EQ/Conservative Strategy	14,341,565	2,238,904
EQ/Core Bond Index	887,210	149,198
EQ/Core Plus Bond	123,561	6,520
EQ/Emerging Markets Equity PLUS	128,200	2,787
EQ/Equity 500 Index	4,751,492	380,001
EQ/Fidelity Institutional AM® Large Cap	388,746	29,489
EQ/Franklin Moderate Allocation	7,354,815	963,604
EQ/Franklin Rising Dividends	1,213,903	213,148
EQ/Goldman Sachs Growth Allocation	25,351,477	935,977
EQ/Goldman Sachs Mid Cap Value	437,081	9,396
EQ/Goldman Sachs Moderate Growth Allocation	19,322,974	1,498,633
EQ/Growth Strategy	66,381,070	2,818,301
EQ/Intermediate Government Bond	241,227	156,865
EQ/International Core Managed Volatility	90,285	5,566
EQ/International Equity Index	409,727	58,421
EQ/Invesco Comstock	401,401	42,311
EQ/Invesco Global	531,509	26,592
EQ/Invesco Global Real Assets	93,125	3,776
EQ/Invesco Moderate Allocation	9,867,515	518,436
EQ/Invesco Moderate Growth Allocation	13,073,069	553,617
EQ/Janus Enterprise	1,000,014	87,573
EQ/JPMorgan Growth Allocation	25,873,328	581,627
EQ/JPMorgan Value Opportunities	2,451,308	51,723
EQ/Large Cap Growth Index	1,721,143	196,264

FSA-114

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Large Cap Value Index	$1,036,044	$233,900
EQ/Large Cap Value Managed Volatility	388,081	34,248
EQ/Lazard Emerging Markets Equity	118,110	25,562
EQ/Loomis Sayles Growth	899,836	18,835
EQ/MFS International Growth	767,512	52,704
EQ/MFS International Intrinsic Value	808,828	97,588
EQ/MFS Mid Cap Focused Growth	279,686	50,267
EQ/MFS Technology	1,202,336	50,951
EQ/MFS Utilities Series	602,785	22,953
EQ/Mid Cap Index	856,037	86,326
EQ/Mid Cap Value Managed Volatility	249,122	24,965
EQ/Moderate Allocation	702,157	290,632
EQ/Moderate Growth Strategy	59,093,160	2,670,492
EQ/Moderate-Plus Allocation	445,186	130
EQ/Money Market	238,483,614	191,654,821
EQ/PIMCO Global Real Return	173,044	25,120
EQ/PIMCO Real Return	548,299	38,697
EQ/PIMCO Total Return ESG	765,479	91,449
EQ/PIMCO Ultra Short Bond	558,662	77,356
EQ/Small Company Index	802,351	55,590
EQ/T. Rowe Price Growth Stock	1,873,522	107,049
EQ/T. Rowe Price Health Sciences	1,007,020	78,439
EQ/Value Equity	306,895	18,859
EQ/Wellington Energy	732,728	69,473
Equitable Conservative Growth MF/ETF	83,366	344,855
Equitable Growth MF/ETF	92,687	56
Equitable Moderate Growth MF/ETF	14,055	7
Federated Hermes High Income Bond Fund II	55,487	30
Federated Hermes Kaufmann Fund II	5,598	3
Fidelity® VIP Mid Cap Portfolio	615,358	18,872
Fidelity® VIP Strategic Income Portfolio	799,802	47,643
First Trust Multi Income Allocation Portfolio	31,178	71
First Trust/Dow Jones Dividend & Income Allocation Portfolio	395,206	172,161
Franklin Allocation VIP Fund	7,837	903
Franklin Income VIP Fund	469,942	51,381
Invesco V.I. Diversified Dividend Fund	217,528	38,570
Invesco V.I. Equity and Income Fund	1,043,712	14,704
Invesco V.I. Health Care Fund	173,660	1,550
Invesco V.I. High Yield Fund	294,847	37,210
Invesco V.I. Main Street Mid Cap Fund	35,466	400
Invesco V.I. Small Cap Equity Fund	79,536	5,619
Janus Henderson Balanced Portfolio	409,835	225
Janus Henderson Flexible Bond Portfolio	113,255	26
Lord Abbett Series Fund — Bond Debenture Portfolio	589,345	37,365
MFS® Investors Trust Series	244,455	180,434
MFS® Massachusetts Investors Growth Stock Portfolio	465,246	12,582
MFS® Value Series	20,781	1
Multimanager Aggressive Equity	319,296	2,872
Multimanager Technology	1,477,612	111,529
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio	8,710	7,188
PIMCO CommodityRealReturn® Strategy Portfolio	553,024	26,090
PIMCO Global Bond Opportunities Portfolio (Unhedged)	23,987	8
PIMCO Income Portfolio	323,574	16,372

FSA-115

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

4.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
ProFund VP Biotechnology	$303,590	$66,174
Putnam VT Research Fund	9,050	2
T. Rowe Price Equity Income Portfolio	10,701	2
Templeton Developing Markets VIP Fund	124,299	38,059
Templeton Global Bond VIP Fund	87,037	128,215

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an affiliate of Equitable America and Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.48% to a high of 1.35% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.35% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap

FSA-116

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

5.	Expenses and Related Party Transactions (Concluded)

Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value Managed Volatility, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable America). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT and VIP.

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable America charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Investment Edge 21 — B(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Structured Capital Strategies PLUS 21	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income B	0.00%	—	—	0.00%	0.00%
Structured Capital Strategies Income ADV	0.00%	—	—	0.00%	0.00%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

FSA-117

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

6.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year Special service charges	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65 Note –This charge is currently waived. This waiver may discontinue at any time without notice.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract anniversary	Current charge: 1.40%. Maximum charge 2.50%.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	Current charge: 0.35%. Maximum charge 2.50%.	Unit liquidation from account value

RMD Wealth Death Benefit	Annually on each contract anniversary	Issue age 20-64: Maximum charge: 1.20 Current charge: 0.60% Issue age 65-68: 2.00% – 1.00%	Unit liquidation from account value

Highest Anniversary Value (HAV)	Annually on each contract anniversary	Current and max charge 0.35%	Unit liquidation from account value

Return of Premium Death Benefit	Annually on each contract anniversary	Current charge 0.30% max charge 0.50%	Unit liquidation from account value

FSA-118

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

7.	Reorganization

In November 2022, pursuant to the Plan of Reorganization and Termination as approved by contractholders, certain Portfolios (each, a “Surviving Portfolio”, and collectively, the “Surviving Portfolios”) acquired the net assets of other Portfolios (each, a “Removed Portfolio”, and collectively, the “Removed Portfolios”). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios were replaced with the Variable Investment Options that invest in the Surviving Portfolios.

	Removed Portfolio	Surviving Portfolio

November 04, 2022	EQ/AXA Investment Managers Moderate Allocation	1290 VT Moderate Growth Allocation
Shares Class	Class IB	Class IB
Shares	288,338	2,001,704
Net Asset Value	$10.05	$10.44
Net Assets Before Merger	$2,896,486	$18,006,871
Net Assets After Merger	$—	$20,903,357
Realized Loss	$(468,768)

November 04, 2022	EQ/First Trust Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation
Shares Class	Class IB	Class IB
Shares	1,318,872	2,545,887
Net Asset Value	$10.16	$9.53
Net Assets Before Merger	$13,398,656	$10,851,815
Net Assets After Merger	$—	$24,250,471
Unrealized Loss	$(1,851,927)

November 04, 2022	EQ/Franklin Growth Allocation	EQ/JPMorgan Growth Allocation
Shares Class	Class IB	Class IB
Shares	710,295	3,504,088
Net Asset Value	$9.68	$9.99
Net Assets Before Merger	$6,873,865	$28,140,337
Net Assets After Merger	$—	$35,014,202
Unrealized Loss	$(923,658)

November 11, 2022	1290 VT Low Volatility Global Equity	EQ/Common Stock Index
Shares Class	Class IB	Class IA
Shares	43,838	64,855
Net Asset Value	$4.90	$39.94
Net Assets Before Merger	$214,752	$2,375,419
Net Assets After Merger	$—	$2,590,171
Realized Loss	$(151,117)

November 11, 2022	EQ/Franklin Strategic Income	EQ/Core Plus Bond
Shares Class	Class IB	Class B
Shares	33,390	85,536
Net Asset Value	$8.72	$3.41
Net Assets Before Merger	$291,272	$—
Net Assets After Merger	$—	$291,272
Realized Loss	$(39,228)

FSA-119

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

7.	Reorganization (Continued)

	Removed Portfolio	Surviving Portfolio

November 11, 2022	EQ/Invesco International Growth	EQ/MFS International Growth
Shares Class	Class IB	Class IA
Shares	3,071	126,946
Net Asset Value	$32.58	$6.97
Net Assets Before Merger	$100,056	$784,669
Net Assets After Merger	$—	$884,725
Realized Loss	$(38,206)

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT DoubleLine Opportunistic Bond
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.54	—	—	—	1.60%
	Highest contract charge 1.30% Class IB	$ 9.34	—	—	—	(14.47)%
	All contract charges	—	115	$1,093	6.60%
2021	Lowest contract charge 1.30% Class IB(a)	$10.92	—	—	—	(0.91)%
	Highest contract charge 1.30% Class IB(a)	$10.92	—	—	—	(0.91)%
	All contract charges	—	23	$249	5.05%
1290 VT Equity Income
2022	Lowest contract charge 1.30% Class IA	$29.34	—	—	—	1.73%
	Highest contract charge 1.30% Class IA	$29.34	—	—	—	1.73%
	All contract charges	—	5	$158	3.02%
2021	Lowest contract charge 1.30% Class IA(a)	$28.84	—	—	—	17.43%
	Highest contract charge 1.30% Class IA(a)	$28.84	—	—	—	17.43%
	All contract charges	—	2	$47	3.22%
1290 VT Equity Income
2022	Lowest contract charge 1.00% Class IB(j)	$16.04	—	—	—	1.97%
	Highest contract charge 1.00% Class IB(j)	$16.04	—	—	—	1.97%
	All contract charges	—	—	$5	3.02%
1290 VT GAMCO Mergers & Acquisitions
2022	Lowest contract charge 1.30% Class IA	$14.26	—	—	—	(7.28)%
	Highest contract charge 1.65% Class IA	$13.61	—	—	—	(7.60)%
	All contract charges	—	13	$181	0.39%
2021	Lowest contract charge 1.30% Class IA(a)	$15.38	—	—	—	5.20%
	Highest contract charge 1.65% Class IA(a)	$14.73	—	—	—	4.84%
	All contract charges	—	8	$125	1.42%
1290 VT GAMCO Small Company Value
2022	Lowest contract charge 1.30% Class IA	$33.40	—	—	—	(11.83)%
	Highest contract charge 1.65% Class IA	$31.88	—	—	—	(12.15)%
	All contract charges	—	70	$2,330	0.66%

FSA-120

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT GAMCO Small Company Value (Continued)
2021	Lowest contract charge 1.30% Class IA(a)	$37.88	—	—	—	12.97%
	Highest contract charge 1.65% Class IA(a)	$36.29	—	—	—	12.67%
	All contract charges	—	41	$1,549	1.31%
1290 VT GAMCO Small Company Value
2022	Lowest contract charge 1.00% Class IB(j)	$15.44	—	—	—	(1.78)%
	Highest contract charge 1.25% Class IB(j)	$16.64	—	—	—	(1.83)%
	All contract charges	—	6	$ 100	0.66%
1290 VT High Yield Bond
2022	Lowest contract charge 1.00% Class IB(j)	$11.23	—	—	—	0.18%
	Highest contract charge 1.65% Class IB(a)	$11.64	—	—	—	(11.75)%
	All contract charges	—	47	$554	7.21%
2021	Lowest contract charge 1.30% Class IB(a)	$13.61	—	—	—	2.18%
	Highest contract charge 1.30% Class IB(a)	$13.61	—	—	—	2.18%
	All contract charges	—	19	$262	12.24%
1290 VT Micro Cap
2022	Lowest contract charge 1.00% Class IB(j)	$13.41	—	—	—	(3.80)%
	Highest contract charge 1.65% Class IB	$13.07	—	—	—	(27.15)%
	All contract charges	—	14	$187	0.17%
2021	Lowest contract charge 1.30% Class IB(a)	$18.15	—	—	—	(12.40)%
	Highest contract charge 1.65% Class IB(a)	$17.94	—	—	—	(12.70)%
	All contract charges	—	10	$184	0.00%
1290 VT Moderate Growth Allocation(c)
2022	Lowest contract charge 1.30% Class IB	$10.70	—	—	—	(18.38)%
	Highest contract charge 1.65% Class IB	$10.55	—	—	—	(18.72)%
	All contract charges	—	2,137	$22,851	2.22%
2021	Lowest contract charge 1.30% Class IB(a)	$13.11	—	—	—	8.80%
	Highest contract charge 1.65% Class IB(a)	$12.98	—	—	—	8.53%
	All contract charges	—	781	$10,240	1.63%
1290 VT Multi-Alternative Strategies
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.64	—	—	—	(0.92)%
	Highest contract charge 1.00% Class IB(j)	$ 9.64	—	—	—	(0.92)%
	All contract charges	—	1	$6	0.00%
1290 VT Natural Resources
2022	Lowest contract charge 1.00% Class IB(j)	$13.27	—	—	—	(2.43)%
	Highest contract charge 1.65% Class IB	$11.55	—	—	—	30.21%
	All contract charges	—	54	$667	6.94%
2021	Lowest contract charge 1.30% Class IB(a)	$ 9.15	—	—	—	10.77%
	Highest contract charge 1.65% Class IB(a)	$ 8.87	—	—	—	10.60%
	All contract charges	—	11	$98	7.40%
1290 VT Real Estate
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.90	—	—	—	(0.60)%
	Highest contract charge 1.30% Class IB	$11.22	—	—	—	(25.99)%
	All contract charges	—	27	$304	0.20%
2021	Lowest contract charge 1.30% Class IB(a)	$15.16	—	—	—	20.03%
	Highest contract charge 1.30% Class IB(a)	$15.16	—	—	—	20.03%
	All contract charges	—	15	$230	9.72%
1290 VT Small Cap Value
2022	Lowest contract charge 1.00% Class IB(j)	$13.40	—	—	—	(4.83)%
	Highest contract charge 1.65% Class IB	$13.06	—	—	—	(1.58)%
	All contract charges	—	80	$1,052	0.52%
2021	Lowest contract charge 1.30% Class IB(a)	$13.42	—	—	—	15.00%
	Highest contract charge 1.65% Class IB(a)	$13.27	—	—	—	14.69%
	All contract charges	—	26	$349	2.41%

FSA-121

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
1290 VT SmartBeta Equity ESG
2022	Lowest contract charge 1.00% Class IB(j)	$16.04	—	—	—	(0.80)%
	Highest contract charge 1.30% Class IB	$13.38	—	—	—	(15.69)%
	All contract charges	—	64	$921	1.76%
2021	Lowest contract charge 1.30% Class IB(a)	$15.87	—	—	—	20.05%
	Highest contract charge 1.30% Class IB(a)	$15.87	—	—	—	20.05%
	All contract charges	—	21	$332	3.88%
1290 VT Socially Responsible
2022	Lowest contract charge 1.65% Class IB(j)	$10.19	—	—	—	(2.77)%
	Highest contract charge 1.65% Class IB(j)	$10.19	—	—	—	(2.77)%
	All contract charges	—	—	$1	0.00%
AB VPS Growth and Income Portfolio
2022	Lowest contract charge 1.00% Class B(j)	$17.61	—	—	—	(1.89)%
	Highest contract charge 1.00% Class B(j)	$17.61	—	—	—	(1.89)%
	All contract charges	—	—	$3	0.00%
AB VPS Sustainable Global Thematic Portfolio
2022	Lowest contract charge 1.00% Class B(j)	$17.08	—	—	—	(1.44)%
	Highest contract charge 1.00% Class B(j)	$17.08	—	—	—	(1.44)%
	All contract charges	—	7	$122	0.00%
American Century VP Inflation Protection Fund
2022	Lowest contract charge 1.00% Class II(j)	$10.25	—	—	—	0.69%
	Highest contract charge 1.25% Class II(j)	$10.13	—	—	—	0.60%
	All contract charges	—	1	$11	0.00%
American Funds Insurance Series® Asset Allocation Fund
2022	Lowest contract charge 1.00% Class 4(j)	$14.59	—	—	—	(0.07)%
	Highest contract charge 1.00% Class 4(j)	$14.59	—	—	—	(0.07)%
	All contract charges	—	10	$143	0.29%
American Funds Insurance Series® Global Growth Fund
2022	Lowest contract charge 1.00% Class 4(j)	$16.29	—	—	—	0.49%
	Highest contract charge 1.25% Class 4(j)	$18.64	—	—	—	0.49%
	All contract charges	—	—	$6	0.31%
American Funds Insurance Series® Global Small Capitalization Fund
2022	Lowest contract charge 1.00% Class 4(j)	$12.34	—	—	—	(1.99)%
	Highest contract charge 1.65% Class 4(a)	$14.81	—	—	—	(30.86)%
	All contract charges	—	10	$149	0.00%
2021	Lowest contract charge 1.30% Class 4(a)	$22.10	—	—	—	(3.41)%
	Highest contract charge 1.30% Class 4(a)	$22.10	—	—	—	(3.41)%
	All contract charges	—	4	$88	0.00%
American Funds Insurance Series® Growth-Income Fund
2022	Lowest contract charge 1.00% Class 4(j)	$17.44	—	—	—	(0.68)%
	Highest contract charge 1.25% Class 4(j)	$20.43	—	—	—	(0.68)%
	All contract charges	—	5	$85	0.00%
American Funds Insurance Series® International Growth and Income Fund
2022	Lowest contract charge 1.00% Class 4(j)	$10.48	—	—	—	3.25%
	Highest contract charge 1.25% Class 4(j)	$10.59	—	—	—	3.22%
	All contract charges	—	10	$105	0.00%
American Funds Insurance Series® New World Fund®
2022	Lowest contract charge 1.25% Class 4(j)	$12.03	—	—	—	(0.25)%
	Highest contract charge 1.65% Class 4	$12.40	—	—	—	(23.50)%
	All contract charges	—	49	$617	1.32%
2021	Lowest contract charge 1.30% Class 4(a)	$16.73	—	—	—	(1.99)%
	Highest contract charge 1.65% Class 4(a)	$16.21	—	—	—	(2.29)%
	All contract charges	—	14	$235	0.97%

FSA-122

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
American Funds Insurance Series® The Bond Fund of America®
2022	Lowest contract charge 1.30% Class 4	$ 9.87	—	—	—	(13.95)%
	Lowest contract charge 1.30% Class 4	$ 9.87	—	—	—	(13.95)%
	All contract charges	—	83	$819	3.53%
2021	Lowest contract charge 1.30% Class 4(a)	$11.47	—	—	—	(0.26)%
	Lowest contract charge 1.30% Class 4(a)	$11.47	—	—	—	(0.26)%
	All contract charges	—	42	$486	2.17%
BlackRock Global Allocation V.I. Fund
2022	Lowest contract charge 1.00% Class III(j)	$11.99	—	—	—	(0.75)%
	Highest contract charge 1.65% Class III(a)	$15.17	—	—	—	(17.46)%
	All contract charges	—	53	$852	0.00%
2021	Lowest contract charge 1.30% Class III(a)	$19.19	—	—	—	2.29%
	Highest contract charge 1.30% Class III(a)	$19.19	—	—	—	2.29%
	All contract charges	—	10	$198	1.26%
BlackRock Large Cap Focus Growth V.I. Fund
2022	Lowest contract charge 1.30% Class III	$36.04	—	—	—	(39.05)%
	Highest contract charge 1.65% Class III	$34.40	—	—	—	(39.27)%
	All contract charges	—	25	$892	0.00%
2021	Lowest contract charge 1.30% Class III(a)	$59.13	—	—	—	14.57%
	Highest contract charge 1.65% Class III(a)	$56.64	—	—	—	14.22%
	All contract charges	—	18	$1,068	0.00%
ClearBridge Variable Appreciation Portfolio
2022	Lowest contract charge 1.30% Class II	$18.46	—	—	—	(13.78)%
	Highest contract charge 1.30% Class II	$18.46	—	—	—	(13.78)%
	All contract charges	—	1	$12	1.58%
2021	Lowest contract charge 1.30% Class II(a)	$21.41	—	—	—	20.42%
	Highest contract charge 1.30% Class II(a)	$21.41	—	—	—	20.42%
	All contract charges	—	—	$2	0.50%
ClearBridge Variable Mid Cap Portfolio
2022	Lowest contract charge 1.30% Class II	$14.07	—	—	—	(26.45)%
	Highest contract charge 1.30% Class II	$14.07	—	—	—	(26.45)%
	All contract charges	—	12	$172	0.10%
2021	Lowest contract charge 1.30% Class II(a)	$19.13	—	—	—	16.86%
	Highest contract charge 1.30% Class II(a)	$19.13	—	—	—	16.86%
	All contract charges	—	12	$223	0.00%
Delaware IVY VIP High Income
2022	Lowest contract charge 1.30% Class II	$17.72	—	—	—	(12.10)%
	Highest contract charge 1.65% Class II(a)	$16.91	—	—	—	(12.43)%
	All contract charges	—	91	$1,600	6.01%
2021	Lowest contract charge 1.30% Class II(a)	$20.16	—	—	—	2.08%
	Highest contract charge 1.30% Class II(a)	$20.16	—	—	—	2.08%
	All contract charges	—	49	$989	2.96%
Delaware VIP Emerging Markets Series
2022	Lowest contract charge 1.00% Service Class(j)	$10.40	—	—	—	1.96%
	Highest contract charge 1.00% Service Class(j)	$10.40	—	—	—	1.96%
	All contract charges	—	2	$19	0.00%
Eaton Vance VT Floating-Rate Income Fund
2022	Lowest contract charge 1.00% Initial Class(j)	$11.03	—	—	—	0.18%
	Lowest contract charge 1.30% Initial Class	$10.99	—	—	—	(4.02)%
	All contract charges	—	46	$509	4.98%
2021	Lowest contract charge 1.30% Initial Class(a)	$11.45	—	—	—	1.15%
	Lowest contract charge 1.30% Initial Class(a)	$11.45	—	—	—	1.15%
	All contract charges	—	5	$52	2.37%

FSA-123

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/AB Dynamic Aggressive Growth
2022	Lowest contract charge 1.30% Class IB	$10.66	—	—	—	(17.56)%
	Highest contract charge 1.65% Class IB	$10.47	—	—	—	(17.82)%
	All contract charges	—	2,823	$30,080	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$12.93	—	—	—	11.95%
	Highest contract charge 1.65% Class IB(a)	$12.74	—	—	—	11.56%
	All contract charges	—	930	$12,029	0.21%
EQ/AB Dynamic Growth
2022	Lowest contract charge 1.30% Class IB	$11.35	—	—	—	(16.61)%
	Highest contract charge 1.65% Class IB	$11.04	—	—	—	(16.93)%
	All contract charges	—	2,680	$30,406	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$13.61	—	—	—	10.20%
	Highest contract charge 1.65% Class IB(a)	$13.29	—	—	—	9.83%
	All contract charges	—	876	$11,915	1.21%
EQ/AB Dynamic Moderate Growth
2022	Lowest contract charge 1.00% Class IB(j)	$11.26	—	—	—	(0.79)%
	Highest contract charge 1.65% Class IB	$13.14	—	—	—	(16.04)%
	All contract charges	—	1,990	$27,263	0.87%
2021	Lowest contract charge 1.30% Class IB(a)	$16.26	—	—	—	8.04%
	Highest contract charge 1.65% Class IB(a)	$15.65	—	—	—	7.78%
	All contract charges	—	736	$11,976	3.17%
EQ/AB Short Duration Government Bond
2022	Lowest contract charge 1.25% Class IB(j)	$ 9.06	—	—	—	0.44%
	Highest contract charge 1.25% Class IB(j)	$ 9.06	—	—	—	0.44%
	All contract charges	—	42	$384	0.00%
EQ/AB Small Cap Growth
2022	Lowest contract charge 1.30% Class IA	$34.56	—	—	—	(29.38)%
	Highest contract charge 1.65% Class IA	$32.98	—	—	—	(29.65)%
	All contract charges	—	40	$1,364	0.20%
2021	Lowest contract charge 1.30% Class IA(a)	$48.94	—	—	—	0.78%
	Highest contract charge 1.65% Class IA(a)	$46.88	—	—	—	0.47%
	All contract charges	—	18	$875	0.00%
EQ/AB Small Cap Growth
2022	Lowest contract charge 1.00% Class IB(j)	$15.20	—	—	—	(5.00)%
	Highest contract charge 1.25% Class IB(j)	$16.60	—	—	—	(5.03)%
	All contract charges	—	3	$55	0.20%
EQ/Aggressive Allocation
2022	Lowest contract charge 1.00% Class B(j)	$14.10	—	—	—	(1.74)%
	Highest contract charge 1.25% Class B(j)	$15.39	—	—	—	(1.79)%
	All contract charges	—	8	$110	1.95%
EQ/Aggressive Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$18.73	—	—	—	(19.41)%
	Highest contract charge 1.65% Class IB	$18.03	—	—	—	(19.69)%
	All contract charges	—	6,968	$130,414	1.41%
2021	Lowest contract charge 1.30% Class IB(a)	$23.24	—	—	—	10.14%
	Highest contract charge 1.65% Class IB(a)	$22.45	—	—	—	9.78%
	All contract charges	—	2,025	$47,024	5.78%
EQ/All Asset Growth Allocation
2022	Lowest contract charge 1.30% Class IA	$17.92	—	—	—	(15.59)%
	Highest contract charge 1.65% Class IA	$17.11	—	—	—	(15.88)%
	All contract charges	—	10	$189	1.84%
2021	Lowest contract charge 1.30% Class IA(a)	$21.23	—	—	—	5.36%
	Highest contract charge 1.65% Class IA(a)	$20.34	—	—	—	5.06%
	All contract charges	—	6	$121	11.01%

FSA-124

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/American Century Mid Cap Value
2022	Lowest contract charge 1.00% Class IB(j)	$16.73	—	—	—	(0.30)%
	Highest contract charge 1.65% Class IB	$32.44	—	—	—	(3.11)%
	All contract charges	—	48	$1,247	4.69%
2021	Lowest contract charge 1.30% Class IB(a)	$34.96	—	—	—	14.96%
	Highest contract charge 1.65% Class IB(a)	$33.48	—	—	—	14.58%
	All contract charges	—	5	$206	2.76%
EQ/American Century Moderate Growth Allocation
2022	Lowest contract charge 1.30% Class IB	$10.28	—	—	—	(18.35)%
	Highest contract charge 1.65% Class IB	$10.13	—	—	—	(18.70)%
	All contract charges	—	1,060	$10,893	1.91%
2021	Lowest contract charge 1.30% Class IB(a)	$12.59	—	—	—	6.88%
	Highest contract charge 1.65% Class IB(a)	$12.46	—	—	—	6.50%
	All contract charges	—	487	$6,136	2.14%
EQ/Balanced Strategy
2022	Lowest contract charge 1.30% Class IB	$15.52	—	—	—	(16.69)%
	Highest contract charge 1.65% Class IB	$14.82	—	—	—	(16.93)%
	All contract charges	—	4,218	$65,351	1.63%
2021	Lowest contract charge 1.30% Class IB(a)	$18.63	—	—	—	5.31%
	Highest contract charge 1.65% Class IB(a)	$17.84	—	—	—	4.94%
	All contract charges	—	1,259	$23,446	3.74%
EQ/ClearBridge Large Cap Growth ESG
2022	Lowest contract charge 1.30% Class IB	$12.72	—	—	—	(33.02)%
	Lowest contract charge 1.30% Class IB	$12.72	—	—	—	(33.02)%
	All contract charges	—	8	$103	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$18.99	—	—	—	20.04%
	Lowest contract charge 1.30% Class IB(a)	$18.99	—	—	—	20.04%
	All contract charges	—	4	$70	0.00%
EQ/ClearBridge Select Equity Managed Volatility
2022	Lowest contract charge 1.00% Class IA(j)	$14.48	—	—	—	(2.56)%
	Highest contract charge 1.65% Class IA	$14.11	—	—	—	(28.30)%
	All contract charges	—	39	$563	0.67%
2021	Lowest contract charge 1.30% Class IA(a)	$19.90	—	—	—	15.30%
	Highest contract charge 1.65% Class IA(a)	$19.68	—	—	—	14.95%
	All contract charges	—	12	$227	0.71%
EQ/Common Stock Index(g)
2022	Lowest contract charge 1.30% Class IA	$34.77	—	—	—	(20.54)%
	Highest contract charge 1.65% Class IA	$33.19	—	—	—	(20.81)%
	All contract charges	—	73	$2,525	0.96%
2021	Lowest contract charge 1.30% Class IA(a)	$43.76	—	—	—	18.59%
	Highest contract charge 1.65% Class IA(a)	$41.91	—	—	—	18.22%
	All contract charges	—	44	$1,901	1.56%
EQ/Common Stock Index(g)
2022	Lowest contract charge 1.00% Class IB(j)	$17.72	—	—	—	(3.22)%
	Highest contract charge 1.00% Class IB(j)	$17.72	—	—	—	(3.22)%
	All contract charges	—	3	$50	0.96%
EQ/Conservative Allocation
2022	Lowest contract charge 1.00% Class B(j)	$ 9.28	—	—	—	0.54%
	Highest contract charge 1.25% Class B(j)	$ 9.23	—	—	—	0.54%
	All contract charges	—	6	$52	3.13%
EQ/Conservative Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$13.99	—	—	—	(15.62)%
	Highest contract charge 1.65% Class IB	$13.35	—	—	—	(15.93)%
	All contract charges	—	2,380	$33,277	1.60%
2021	Lowest contract charge 1.30% Class IB(a)	$16.58	—	—	—	3.69%
	Highest contract charge 1.65% Class IB(a)	$15.88	—	—	—	3.39%
	All contract charges	—	736	$12,202	3.51%

FSA-125

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Conservative Strategy
2022	Lowest contract charge 1.30% Class IB	$11.30	—	—	—	(13.41)%
	Highest contract charge 1.65% Class IB	$10.78	—	—	—	(13.76)%
	All contract charges	—	1,291	$14,533	1.89%
2021	Lowest contract charge 1.30% Class IB(a)	$13.05	—	—	—	0.62%
	Highest contract charge 1.65% Class IB(a)	$12.50	—	—	—	0.32%
	All contract charges	—	280	$3,654	2.60%
EQ/Core Bond Index
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.48	—	—	—	0.74%
	Highest contract charge 1.65% Class IB(a)	$ 9.60	—	—	—	(10.20)%
	All contract charges	—	122	$1,219	2.15%
2021	Lowest contract charge 1.30% Class IB(a)	$11.16	—	—	—	(2.36)%
	Highest contract charge 1.30% Class IB(a)	$11.16	—	—	—	(2.36)%
	All contract charges	—	51	$564	3.45%
EQ/Core Plus Bond(h)
2022	Lowest contract charge 1.30% Class B(f)	$ 8.33	—	—	—	2.71%
	Highest contract charge 1.65% Class B(f)	$ 8.28	—	—	—	2.60%
	All contract charges	—	49	$408	2.63%
EQ/Emerging Markets Equity PLUS
2022	Lowest contract charge 1.30% Class IB	$ 9.05	—	—	—	(18.69)%
	Highest contract charge 1.30% Class IB	$ 9.05	—	—	—	(18.69)%
	All contract charges	—	27	$240	2.47%
2021	Lowest contract charge 1.30% Class IB(a)	$11.13	—	—	—	(9.22)%
	Highest contract charge 1.30% Class IB(a)	$11.13	—	—	—	(9.22)%
	All contract charges	—	15	$172	2.53%
EQ/Equity 500 Index
2022	Lowest contract charge 1.30% Class IA	$35.80	—	—	—	(19.60)%
	Highest contract charge 1.65% Class IA	$34.17	—	—	—	(19.88)%
	All contract charges	—	205	$7,350	1.39%
2021	Lowest contract charge 1.30% Class IA(a)	$44.53	—	—	—	22.44%
	Highest contract charge 1.65% Class IA(a)	$42.65	—	—	—	22.07%
	All contract charges	—	106	$4,741	1.53%
EQ/Equity 500 Index
2022	Lowest contract charge 1.00% Class IB(j)	$18.54	—	—	—	(2.93)%
	Highest contract charge 1.25% Class IB(j)	$21.80	—	—	—	(2.94)%
	All contract charges	—	26	$482	1.39%
EQ/Fidelity Institutional AM® Large Cap
2022	Lowest contract charge 1.00% Class IB(j)	$17.43	—	—	—	(3.33)%
	Highest contract charge 1.65% Class IB	$31.72	—	—	—	(22.37)%
	All contract charges	—	16	$546	0.64%
2021	Lowest contract charge 1.30% Class IB(a)	$42.65	—	—	—	17.72%
	Highest contract charge 1.65% Class IB(a)	$40.86	—	—	—	17.38%
	All contract charges	—	7	$311	0.74%
EQ/Franklin Moderate Allocation
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(15.30)%
	Highest contract charge 1.65% Class IB	$10.91	—	—	—	(15.56)%
	All contract charges	—	745	$8,329	1.65%
2021	Lowest contract charge 1.30% Class IB(a)	$13.20	—	—	—	4.51%
	Highest contract charge 1.65% Class IB(a)	$12.92	—	—	—	4.11%
	All contract charges	—	191	$2,526	0.46%
EQ/Franklin Rising Dividends
2022	Lowest contract charge 1.00% Class IB(j)	$19.85	—	—	—	(0.25)%
	Highest contract charge 1.65% Class IB	$24.43	—	—	—	(12.09)%
	All contract charges	—	50	$1,243	1.36%
2021	Lowest contract charge 1.30% Class IB(a)	$28.68	—	—	—	24.91%
	Highest contract charge 1.65% Class IB(a)	$27.79	—	—	—	24.56%
	All contract charges	—	10	$298	1.25%

FSA-126

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Goldman Sachs Growth Allocation
2022	Lowest contract charge 1.30% Class IB	$10.83	—	—	—	(16.50)%
	Highest contract charge 1.65% Class IB	$10.68	—	—	—	(16.82)%
	All contract charges	—	2,994	$32,412	1.23%
2021	Lowest contract charge 1.30% Class IB(a)	$12.97	—	—	—	8.99%
	Highest contract charge 1.65% Class IB(a)	$12.84	—	—	—	8.72%
	All contract charges	—	826	$10,711	0.29%
EQ/Goldman Sachs Mid Cap Value
2022	Lowest contract charge 1.30% Class IB	$30.69	—	—	—	(11.76)%
	Lowest contract charge 1.30% Class IB	$30.69	—	—	—	(11.76)%
	All contract charges	—	19	$572	0.83%
2021	Lowest contract charge 1.30% Class IB(a)	$34.78	—	—	—	19.72%
	Lowest contract charge 1.30% Class IB(a)	$34.78	—	—	—	19.72%
	All contract charges	—	7	$244	0.70%
EQ/Goldman Sachs Moderate Growth Allocation
2022	Lowest contract charge 1.30% Class IB	$11.18	—	—	—	(16.94)%
	Highest contract charge 1.65% Class IB	$10.88	—	—	—	(17.20)%
	All contract charges	—	2,236	$24,972	0.91%
2021	Lowest contract charge 1.30% Class IB(a)	$13.46	—	—	—	7.59%
	Highest contract charge 1.65% Class IB(a)	$13.14	—	—	—	7.18%
	All contract charges	—	698	$9,395	0.07%
EQ/Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$19.05	—	—	—	(18.52)%
	Highest contract charge 1.65% Class IB	$18.18	—	—	—	(18.80)%
	All contract charges	—	4,988	$94,922	1.29%
2021	Lowest contract charge 1.30% Class IB(a)	$23.38	—	—	—	8.44%
	Highest contract charge 1.65% Class IB(a)	$22.39	—	—	—	8.11%
	All contract charges	—	2,139	$50,006	5.10%
EQ/Intermediate Government Bond
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.15	—	—	—	0.44%
	Highest contract charge 1.30% Class IB	$ 9.26	—	—	—	(8.77)%
	All contract charges	—	17	$155	1.26%
2021	Lowest contract charge 1.30% Class IB(a)	$10.15	—	—	—	(2.59)%
	Highest contract charge 1.30% Class IB(a)	$10.15	—	—	—	(2.59)%
	All contract charges	—	8	$79	1.70%
EQ/International Core Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$12.84	—	—	—	(15.25)%
	Highest contract charge 1.30% Class IA	$12.84	—	—	—	(15.25)%
	All contract charges	—	13	$163	1.75%
2021	Lowest contract charge 1.30% Class IA(a)	$15.15	—	—	—	4.63%
	Highest contract charge 1.30% Class IA(a)	$15.15	—	—	—	4.63%
	All contract charges	—	6	$92	4.77%
EQ/International Equity Index
2022	Lowest contract charge 1.30% Class IA	$13.34	—	—	—	(13.09)%
	Highest contract charge 1.65% Class IA(a)	$12.74	—	—	—	(13.33)%
	All contract charges	—	71	$945	2.87%
2021	Lowest contract charge 1.30% Class IA(a)	$15.35	—	—	—	4.85%
	Highest contract charge 1.30% Class IA(a)	$15.35	—	—	—	4.85%
	All contract charges	—	48	$736	5.06%
EQ/International Equity Index
2022	Lowest contract charge 1.00% Class IB(j)	$10.87	—	—	—	2.35%
	Highest contract charge 1.00% Class IB(j)	$10.87	—	—	—	2.35%
	All contract charges	—	3	$29	2.87%

FSA-127

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Invesco Comstock
2022	Lowest contract charge 1.30% Class IA	$32.14	—	—	—	(0.80)%
	Highest contract charge 1.65% Class IA(a)	$30.68	—	—	—	(1.13)%
	All contract charges	—	15	$489	2.24%
2021	Lowest contract charge 1.30% Class IA(a)	$32.40	—	—	—	19.69%
	Highest contract charge 1.30% Class IA(a)	$32.40	—	—	—	19.69%
	All contract charges	—	5	$175	2.65%
EQ/Invesco Global
2022	Lowest contract charge 1.30% Class IA	$22.20	—	—	—	(32.91)%
	Highest contract charge 1.65% Class IA	$21.19	—	—	—	(33.15)%
	All contract charges	—	36	$796	0.00%
2021	Lowest contract charge 1.30% Class IA(a)	$33.09	—	—	—	9.03%
	Highest contract charge 1.65% Class IA(a)	$31.70	—	—	—	8.71%
	All contract charges	—	15	$503	0.00%
EQ/Invesco Global
2022	Lowest contract charge 1.00% Class IB(j)	$13.33	—	—	—	(2.56)%
	Highest contract charge 1.00% Class IB(j)	$13.33	—	—	—	(2.56)%
	All contract charges	—	—	$6	0.00%
EQ/Invesco Global Real Assets
2022	Lowest contract charge 1.00% Class IB(j)	$11.04	—	—	—	(1.34)%
	Lowest contract charge 1.30% Class IB	$17.68	—	—	—	(10.16)%
	All contract charges	—	17	$293	1.83%
2021	Lowest contract charge 1.30% Class IB(a)	$19.68	—	—	—	15.83%
	Lowest contract charge 1.30% Class IB(a)	$19.68	—	—	—	15.83%
	All contract charges	—	12	$243	6.20%
EQ/Invesco Moderate Allocation
2022	Lowest contract charge 1.30% Class IB	$10.90	—	—	—	(13.97)%
	Highest contract charge 1.65% Class IB	$10.61	—	—	—	(14.30)%
	All contract charges	—	1,258	$13,708	0.47%
2021	Lowest contract charge 1.30% Class IB(a)	$12.67	—	—	—	5.32%
	Highest contract charge 1.65% Class IB(a)	$12.38	—	—	—	5.09%
	All contract charges	—	415	$5,251	0.00%
EQ/Invesco Moderate Growth Allocation(d)
2022	Lowest contract charge 1.30% Class IB	$10.98	—	—	—	(16.76)%
	Highest contract charge 1.65% Class IB	$10.83	—	—	—	(17.08)%
	All contract charges	—	2,656	$29,154	1.80%
2021	Lowest contract charge 1.30% Class IB(a)	$13.19	—	—	—	7.41%
	Highest contract charge 1.65% Class IB(a)	$13.06	—	—	—	7.14%
	All contract charges	—	305	$4,021	0.47%
EQ/Janus Enterprise
2022	Lowest contract charge 1.30% Class IA	$28.38	—	—	—	(17.67)%
	Highest contract charge 1.65% Class IA	$27.09	—	—	—	(17.93)%
	All contract charges	—	39	$1,103	0.00%
2021	Lowest contract charge 1.30% Class IA(a)	$34.47	—	—	—	11.45%
	Highest contract charge 1.65% Class IA(a)	$33.01	—	—	—	11.07%
	All contract charges	—	24	$836	0.14%
EQ/Janus Enterprise
2022	Lowest contract charge 1.00% Class IB(j)	$15.71	—	—	—	(0.57)%
	Highest contract charge 1.25% Class IB(j)	$16.96	—	—	—	(0.59)%
	All contract charges	—	24	$417	0.00%
EQ/JPMorgan Growth Allocation(e)
2022	Lowest contract charge 1.30% Class IB	$11.14	—	—	—	(14.64)%
	Highest contract charge 1.65% Class IB	$10.94	—	—	—	(14.93)%
	All contract charges	—	3,680	$40,978	0.78%

FSA-128

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/JPMorgan Growth Allocation(e) (Continued)
2021	Lowest contract charge 1.30% Class IB(a)	$13.05	—	—	—	8.21%
	Highest contract charge 1.65% Class IB(a)	$12.86	—	—	—	7.89%
	All contract charges	—	869	$11,333	0.00%
EQ/JPMorgan Value Opportunities
2022	Lowest contract charge 1.00% Class IB(j)	$14.82	—	—	—	(2.18)%
	Highest contract charge 1.65% Class IB	$14.45	—	—	—	(1.43)%
	All contract charges	—	226	$3,323	1.45%
2021	Lowest contract charge 1.30% Class IB(a)	$14.83	—	—	—	9.53%
	Highest contract charge 1.65% Class IB(a)	$14.66	—	—	—	9.16%
	All contract charges	—	74	$1,106	1.42%
EQ/Large Cap Growth Index
2022	Lowest contract charge 1.30% Class IA	$41.68	—	—	—	(30.45)%
	Highest contract charge 1.65% Class IA	$39.78	—	—	—	(30.71)%
	All contract charges	—	34	$1,420	0.34%
2021	Lowest contract charge 1.30% Class IA(a)	$59.93	—	—	—	23.47%
	Highest contract charge 1.65% Class IA(a)	$57.41	—	—	—	23.09%
	All contract charges	—	14	$818	0.11%
EQ/Large Cap Growth Index
2022	Lowest contract charge 1.00% Class IB(j)	$20.42	—	—	—	(4.98)%
	Highest contract charge 1.25% Class IB(j)	$24.50	—	—	—	(5.00)%
	All contract charges	—	20	$458	0.34%
EQ/Large Cap Value Index
2022	Lowest contract charge 1.30% Class IA	$28.77	—	—	—	(9.41)%
	Highest contract charge 1.65% Class IA	$27.46	—	—	—	(9.73)%
	All contract charges	—	38	$1,105	2.19%
2021	Lowest contract charge 1.30% Class IA(a)	$31.76	—	—	—	15.57%
	Highest contract charge 1.65% Class IA(a)	$30.42	—	—	—	15.23%
	All contract charges	—	16	$514	2.48%
EQ/Large Cap Value Index
2022	Lowest contract charge 1.00% Class IB(j)	$15.32	—	—	—	(1.35)%
	Highest contract charge 1.25% Class IB(j)	$17.57	—	—	—	(1.35)%
	All contract charges	—	8	$127	2.19%
EQ/Large Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$26.55	—	—	—	(12.75)%
	Lowest contract charge 1.30% Class IA	$26.55	—	—	—	(12.75)%
	All contract charges	—	24	$649	1.64%
2021	Lowest contract charge 1.30% Class IA(a)	$30.43	—	—	—	16.37%
	Lowest contract charge 1.30% Class IA(a)	$30.43	—	—	—	16.37%
	All contract charges	—	12	$370	2.29%
EQ/Lazard Emerging Markets Equity
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.26	—	—	—	1.98%
	Highest contract charge 1.65% Class IB	$10.10	—	—	—	(16.32)%
	All contract charges	—	16	$174	5.21%
2021	Lowest contract charge 1.30% Class IB(a)	$12.60	—	—	—	0.48%
	Highest contract charge 1.65% Class IB(a)	$12.07	—	—	—	0.17%
	All contract charges	—	8	$109	5.91%
EQ/Loomis Sayles Growth
2022	Lowest contract charge 1.30% Class IA	$33.53	—	—	—	(28.92)%
	Highest contract charge 1.65% Class IA	$32.00	—	—	—	(29.17)%
	All contract charges	—	17	$585	0.00%
2021	Lowest contract charge 1.30% Class IA(a)	$47.17	—	—	—	12.18%
	Highest contract charge 1.65% Class IA(a)	$45.18	—	—	—	11.83%
	All contract charges	—	6	$287	0.00%

FSA-129

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Loomis Sayles Growth
2022	Lowest contract charge 1.00% Class IB(j)	$19.10	—	—	—	(3.49)%
	Highest contract charge 1.25% Class IB(j)	$22.57	—	—	—	(3.51)%
	All contract charges	—	17	$373	0.00%
EQ/MFS International Growth(i)
2022	Lowest contract charge 1.30% Class IA	$19.07	—	—	—	(16.29)%
	Highest contract charge 1.65% Class IA	$18.20	—	—	—	(16.59)%
	All contract charges	—	48	$911	1.13%
2021	Lowest contract charge 1.30% Class IA(a)	$22.78	—	—	—	6.15%
	Highest contract charge 1.65% Class IA(a)	$21.82	—	—	—	5.82%
	All contract charges	—	23	$521	0.51%
EQ/MFS International Growth(i)
2022	Lowest contract charge 1.00% Class IB(j)	$14.07	—	—	—	0.21%
	Highest contract charge 1.25% Class IB(j)	$14.15	—	—	—	0.21%
	All contract charges	—	21	$301	1.13%
EQ/MFS International Intrinsic Value
2022	Lowest contract charge 1.00% Class IB(j)	$13.42	—	—	—	(0.52)%
	Highest contract charge 1.65% Class IB	$20.82	—	—	—	(25.05)%
	All contract charges	—	60	$1,306	0.54%
2021	Lowest contract charge 1.30% Class IB(a)	$29.00	—	—	—	9.89%
	Highest contract charge 1.65% Class IB(a)	$27.78	—	—	—	9.59%
	All contract charges	—	31	$897	0.73%
EQ/MFS Mid Cap Focused Growth
2022	Lowest contract charge 1.30% Class IB	$35.58	—	—	—	(28.00)%
	Highest contract charge 1.65% Class IB	$33.96	—	—	—	(28.26)%
	All contract charges	—	15	$546	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$49.42	—	—	—	19.08%
	Highest contract charge 1.65% Class IB(a)	$47.34	—	—	—	18.74%
	All contract charges	—	9	$459	0.00%
EQ/MFS Technology
2022	Lowest contract charge 1.00% Class IB(j)	$12.30	—	—	—	(4.13)%
	Highest contract charge 1.65% Class IB	$41.64	—	—	—	(37.34)%
	All contract charges	—	48	$1,961	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$69.38	—	—	—	7.20%
	Highest contract charge 1.65% Class IB(a)	$66.45	—	—	—	6.87%
	All contract charges	—	23	$1,584	0.00%
EQ/MFS Utilities Series
2022	Lowest contract charge 1.00% Class IB(j)	$14.63	—	—	—	3.83%
	Highest contract charge 1.65% Class IB	$25.84	—	—	—	(1.22)%
	All contract charges	—	29	$771	9.38%
2021	Lowest contract charge 1.30% Class IB(a)	$27.31	—	—	—	17.01%
	Highest contract charge 1.65% Class IB(a)	$26.16	—	—	—	16.68%
	All contract charges	—	9	$242	3.68%
EQ/Mid Cap Index
2022	Lowest contract charge 1.30% Class IA	$33.27	—	—	—	(14.74)%
	Highest contract charge 1.65% Class IA	$31.76	—	—	—	(15.01)%
	All contract charges	—	48	$1,584	1.15%
2021	Lowest contract charge 1.30% Class IA(a)	$39.02	—	—	—	11.77%
	Highest contract charge 1.65% Class IA(a)	$37.37	—	—	—	11.45%
	All contract charges	—	31	$1,179	1.16%
EQ/Mid Cap Index
2022	Lowest contract charge 1.00% Class IB(j)	$15.81	—	—	—	(2.95)%
	Highest contract charge 1.00% Class IB(j)	$15.81	—	—	—	(2.95)%
	All contract charges	—	5	$76	1.15%

FSA-130

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Mid Cap Value Managed Volatility
2022	Lowest contract charge 1.30% Class IA	$27.62	—	—	—	(15.69)%
	Highest contract charge 1.65% Class IA	$26.36	—	—	—	(16.00)%
	All contract charges	—	18	$498	1.11%
2021	Lowest contract charge 1.30% Class IA(a)	$32.76	—	—	—	15.27%
	Highest contract charge 1.65% Class IA(a)	$31.38	—	—	—	14.90%
	All contract charges	—	11	$356	1.39%
EQ/Moderate Allocation
2022	Lowest contract charge 1.30% Class A	$15.15	—	—	—	(16.57)%
	Highest contract charge 1.65% Class A	$14.46	—	—	—	(16.85)%
	All contract charges	—	61	$923	1.24%
2021	Lowest contract charge 1.30% Class A(a)	$18.16	—	—	—	4.01%
	Highest contract charge 1.65% Class A(a)	$17.39	—	—	—	3.64%
	All contract charges	—	50	$913	5.08%
EQ/Moderate Allocation
2022	Lowest contract charge 1.00% Class B(j)	$11.65	—	—	—	(0.34)%
	Highest contract charge 1.00% Class B(j)	$11.65	—	—	—	(0.34)%
	All contract charges	—	11	$124	1.24%
EQ/Moderate Growth Strategy
2022	Lowest contract charge 1.30% Class IB	$17.23	—	—	—	(17.56)%
	Highest contract charge 1.65% Class IB	$16.44	—	—	—	(17.88)%
	All contract charges	—	4,293	$73,686	1.37%
2021	Lowest contract charge 1.30% Class IB(a)	$20.90	—	—	—	6.85%
	Highest contract charge 1.65% Class IB(a)	$20.02	—	—	—	6.55%
	All contract charges	—	1,468	$30,600	4.52%
EQ/Moderate-Plus Allocation
2022	Lowest contract charge 1.00% Class B(j)	$12.89	—	—	—	(1.15)%
	Highest contract charge 1.25% Class B(j)	$13.72	—	—	—	(1.22)%
	All contract charges	—	33	$437	4.23%
EQ/Money Market
2022	Lowest contract charge 1.30% Class IA	$ 8.83	—	—	—	(0.23)%
	Highest contract charge 1.30% Class IA	$ 8.83	—	—	—	(0.23)%
	All contract charges	—	451	$3,982	2.51%
2021	Lowest contract charge 1.30% Class IA(a)	$ 8.85	—	—	—	(1.01)%
	Highest contract charge 1.65% Class IA(a)	$ 8.48	—	—	—	(1.17)%
	All contract charges	—	11	$99	0.00%
EQ/Money Market
2022	Lowest contract charge 0.00% Class IB(j)	$ 9.57	—	—	—	0.42%
	Highest contract charge 1.65% Class IB	$ 9.19	—	—	—	(0.54)%
	All contract charges	—	4,360	43,216	2.51%
2021	Lowest contract charge 1.65% Class IB(a)	$ 9.24	—	—	—	(1.28)%
	Highest contract charge 1.65% Class IB(a)	$ 9.24	—	—	—	(1.28)%
	All contract charges	—	29	$270	0.00%
EQ/PIMCO Global Real Return
2022	Lowest contract charge 1.30% Class IB	$10.20	—	—	—	(17.27)%
	Lowest contract charge 1.30% Class IB	$10.20	—	—	—	(17.27)%
	All contract charges	—	20	$206	12.78%
2021	Lowest contract charge 1.30% Class IB(a)	$12.33	—	—	—	6.48%
	Lowest contract charge 1.30% Class IB(a)	$12.33	—	—	—	6.48%
	All contract charges	—	9	$110	18.98%
EQ/PIMCO Real Return
2022	Lowest contract charge 1.30% Class IB	$12.00	—	—	—	(12.54)%
	Highest contract charge 1.65% Class IB	$11.45	—	—	—	(12.86)%
	All contract charges	—	66	$788	8.18%
2021	Lowest contract charge 1.30% Class IB(a)	$13.72	—	—	—	5.38%
	Highest contract charge 1.65% Class IB(a)	$13.14	—	—	—	5.04%
	All contract charges	—	29	$393	9.78%

FSA-131

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/PIMCO Total Return ESG
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.73	—	—	—	1.67%
	Highest contract charge 1.65% Class IB	$10.78	—	—	—	(15.45)%
	All contract charges	—	120	$1,353	3.92%
2021	Lowest contract charge 1.30% Class IB(a)	$13.31	—	—	—	(0.97)%
	Highest contract charge 1.65% Class IB(a)	$12.75	—	—	—	(1.24)%
	All contract charges	—	67	$891	3.17%
EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 1.30% Class IA	$ 9.28	—	—	—	(1.90)%
	Highest contract charge 1.65% Class IA(a)	$ 8.86	—	—	—	(2.21)%
	All contract charges	—	44	$409	1.81%
2021	Lowest contract charge 1.30% Class IA(a)	$ 9.46	—	—	—	(1.66)%
	Highest contract charge 1.30% Class IA(a)	$ 9.46	—	—	—	(1.66)%
	All contract charges	—	15	$145	0.77%
EQ/PIMCO Ultra Short Bond
2022	Lowest contract charge 1.00% Class IB(j)	$ 9.88	—	—	—	0.51%
	Highest contract charge 1.25% Class IB(j)	$ 9.55	—	—	—	0.42%
	All contract charges	—	22	$212	1.81%
EQ/Small Company Index
2022	Lowest contract charge 1.30% Class IA	$29.53	—	—	—	(20.85)%
	Highest contract charge 1.65% Class IA	$28.18	—	—	—	(21.13)%
	All contract charges	—	35	$1,044	1.29%
2021	Lowest contract charge 1.30% Class IA(a)	$37.31	—	—	—	(0.19)%
	Highest contract charge 1.65% Class IA(a)	$35.73	—	—	—	(0.50)%
	All contract charges	—	15	$554	1.34%
EQ/Small Company Index
2022	Lowest contract charge 1.00% Class IB(j)	$14.27	—	—	—	(5.12)%
	Highest contract charge 1.00% Class IB(j)	$14.27	—	—	—	(5.12)%
	All contract charges	—	4	$62	1.29%
EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 1.30% Class IA	$32.71	—	—	—	(39.44)%
	Highest contract charge 1.65% Class IA	$31.22	—	—	—	(39.65)%
	All contract charges	—	73	$2,379	0.00%
2021	Lowest contract charge 1.30% Class IA(a)	$54.01	—	—	—	10.20%
	Highest contract charge 1.65% Class IA(a)	$51.73	—	—	—	9.88%
	All contract charges	—	30	$1,625	0.00%
EQ/T. Rowe Price Growth Stock
2022	Lowest contract charge 1.00% Class IB(j)	$15.67	—	—	—	(5.77)%
	Highest contract charge 1.25% Class IB(j)	$18.61	—	—	—	(5.82)%
	All contract charges	—	6	$97	0.00%
EQ/T. Rowe Price Health Sciences
2022	Lowest contract charge 1.00% Class IB(j)	$16.19	—	—	—	0.62%
	Highest contract charge 1.65% Class IB	$55.49	—	—	—	(14.81)%
	All contract charges	—	41	$1,959	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$68.00	—	—	—	5.77%
	Highest contract charge 1.65% Class IB(a)	$65.14	—	—	—	5.47%
	All contract charges	—	18	$1,216	0.00%
EQ/Value Equity
2022	Lowest contract charge 1.30% Class IA	$24.41	—	—	—	(16.20)%
	Highest contract charge 1.65% Class IA	$23.29	—	—	—	(16.52)%
	All contract charges	—	20	$473	1.23%
2021	Lowest contract charge 1.30% Class IA(a)	$29.13	—	—	—	14.73%
	Highest contract charge 1.65% Class IA(a)	$27.90	—	—	—	14.39%
	All contract charges	—	10	$296	1.34%
EQ/Value Equity
2022	Lowest contract charge 1.00% Class IB(j)	$13.08	—	—	—	(3.40)%
	Highest contract charge 1.00% Class IB(j)	$13.08	—	—	—	(3.40)%
	All contract charges	—	3	$36	1.23%

FSA-132

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
EQ/Wellington Energy
2022	Lowest contract charge 1.00% Class IB(j)	$ 5.70	—	—	—	(1.72)%
	Highest contract charge 1.65% Class IB	$ 7.31	—	—	—	30.30%
	All contract charges	—	139	$973	6.68%
2021	Lowest contract charge 1.30% Class IB(a)	$ 5.86	—	—	—	20.08%
	Highest contract charge 1.65% Class IB(a)	$ 5.61	—	—	—	19.62%
	All contract charges	—	39	$230	9.09%
Equitable Conservative Growth MF/ETF
2022	Lowest contract charge 1.30% Class IB	$13.74	—	—	—	(13.58)%
	Highest contract charge 1.65% Class IB	$13.26	—	—	—	(13.90)%
	All contract charges	—	6	$ 88	0.68%
2021	Lowest contract charge 1.30% Class IB(a)	$15.90	—	—	—	7.80%
	Highest contract charge 1.65% Class IB(a)	$15.40	—	—	—	7.39%
	All contract charges	—	26	$422	0.94%
Equitable Growth MF/ETF
2022	Lowest contract charge 1.00% Class IB(j)	$ 8.73	—	—	—	(0.68)%
	Highest contract charge 1.30% Class IB(j)	$10.31	—	—	—	(0.67)%
	All contract charges	—	11	$90	2.29%
Equitable Moderate Growth MF/ETF
2022	Lowest contract charge 1.25% Class IB(j)	$ 8.72	—	—	—	0.11%
	Highest contract charge 1.25% Class IB(j)	$ 8.72	—	—	—	0.11%
	All contract charges	—	2	$14	5.05%
Federated Hermes High Income Bond Fund II
2022	Lowest contract charge 1.00% Service Class(j)	$11.26	—	—	—	0.18%
	Highest contract charge 1.00% Service Class(j)	$11.26	—	—	—	0.18%
	All contract charges	—	5	$55	0.00%
Federated Hermes Kaufmann Fund II
2022	Lowest contract charge 1.00% Service Class(j)	$14.97	—	—	—	(2.98)%
	Highest contract charge 1.00% Service Class(j)	$14.97	—	—	—	(2.98)%
	All contract charges	—	—	$5	0.00%
Fidelity® VIP Mid Cap Portfolio
2022	Lowest contract charge 1.00% Service Class 2(j)	$15.35	—	—	—	(1.79)%
	Highest contract charge 1.65% Service Class 2	$27.11	—	—	—	(16.38)%
	All contract charges	—	33	$938	0.40%
2021	Lowest contract charge 1.30% Service Class 2(a)	$33.85	—	—	—	13.97%
	Highest contract charge 1.65% Service Class 2(a)	$32.42	—	—	—	13.63%
	All contract charges	—	14	$477	0.71%
Fidelity® VIP Strategic Income Portfolio
2022	Lowest contract charge 1.00% Service Class 2(j)	$10.77	—	—	—	0.75%
	Highest contract charge 1.65% Service Class 2	$12.73	—	—	—	(12.99)%
	All contract charges	—	103	$1,310	4.30%
2021	Lowest contract charge 1.30% Service Class 2(a)	$15.28	—	—	—	1.87%
	Highest contract charge 1.65% Service Class 2(a)	$14.63	—	—	—	1.46%
	All contract charges	—	46	$694	4.28%
First Trust Multi Income Allocation Portfolio
2022	Lowest contract charge 1.30% Class I(b)	$12.19	—	—	—	(8.69)%
	Highest contract charge 1.65% Class I(b)	$11.82	—	—	—	(9.08)%
	All contract charges	—	3	$30	7.54%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2022	Lowest contract charge 1.00% Class I(j)	$14.03	—	—	—	(0.36)%
	Lowest contract charge 1.65% Class I(a)	$16.79	—	—	—	(13.63)%
	All contract charges	—	23	$399	1.63%
2021	Lowest contract charge 1.30% Class I(a)	$20.12	—	—	—	9.95%
	Lowest contract charge 1.30% Class I(a)	$20.12	—	—	—	9.95%
	All contract charges	—	12	$ 251	1.43%

FSA-133

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Franklin Allocation VIP Fund
2022	Lowest contract charge 1.30% Class 2	$17.70	—	—	—	(17.10)%
	Lowest contract charge 1.30% Class 2	$17.70	—	—	—	(17.10)%
	All contract charges	—	4	$66	1.62%
2021	Lowest contract charge 1.30% Class 2(a)	$21.35	—	—	—	9.21%
	Lowest contract charge 1.30% Class 2(a)	$21.35	—	—	—	9.21%
	All contract charges	—	4	$80	0.74%
Franklin Income VIP Fund
2022	Lowest contract charge 1.00% Class 2(j)	$12.84	—	—	—	0.63%
	Highest contract charge 1.65% Class 2	$17.50	—	—	—	(7.06)%
	All contract charges	—	57	$1,028	4.66%
2021	Lowest contract charge 1.30% Class 2(a)	$19.64	—	—	—	11.59%
	Highest contract charge 1.65% Class 2(a)	$18.83	—	—	—	11.29%
	All contract charges	—	36	$709	2.66%
Invesco V.I. Diversified Dividend Fund
2022	Lowest contract charge 1.30% Series II	$26.73	—	—	—	(3.19)%
	Highest contract charge 1.65% Series II	$22.73	—	—	—	(3.52)%
	All contract charges	—	12	$311	1.95%
2021	Lowest contract charge 1.30% Series II(a)	$27.61	—	—	—	13.95%
	Highest contract charge 1.65% Series II(a)	$23.56	—	—	—	13.60%
	All contract charges	—	6	$165	3.06%
Invesco V.I. Equity and Income Fund
2022	Lowest contract charge 1.30% Series II	$14.41	—	—	—	(8.91)%
	Highest contract charge 1.65% Series II	$14.01	—	—	—	(9.26)%
	All contract charges	—	65	$937	1.83%
2021	Lowest contract charge 1.30% Series II(a)	$15.82	—	—	—	10.40%
	Highest contract charge 1.65% Series II(a)	$15.44	—	—	—	10.05%
	All contract charges	—	5	$81	2.29%
Invesco V.I. Health Care Fund
2022	Lowest contract charge 1.00% Series II(j)	$13.07	—	—	—	2.51%
	Highest contract charge 1.25% Series II(j)	$17.47	—	—	—	2.46%
	All contract charges	—	13	$170	0.00%
Invesco V.I. High Yield Fund
2022	Lowest contract charge 1.00% Series II(j)	$10.64	—	—	—	0.57%
	Lowest contract charge 1.30% Series II	$12.78	—	—	—	(10.69)%
	All contract charges	—	38	$474	4.99%
2021	Lowest contract charge 1.30% Series II(a)	$14.31	—	—	—	1.85%
	Lowest contract charge 1.30% Series II(a)	$14.31	—	—	—	1.85%
	All contract charges	—	18	$263	8.85%
Invesco V.I. Main Street Mid Cap Fund
2022	Lowest contract charge 1.30% Series II	$21.69	—	—	—	(15.57)%
	Highest contract charge 1.65% Series II	$20.71	—	—	—	(15.85)%
	All contract charges	—	2	$42	0.10%
2021	Lowest contract charge 1.30% Series II(a)	$25.69	—	—	—	14.84%
	Highest contract charge 1.65% Series II(a)	$24.61	—	—	—	14.52%
	All contract charges	—	1	$18	0.46%
Invesco V.I. Small Cap Equity Fund
2022	Lowest contract charge 1.00% Series II(j)	$13.61	—	—	—	(3.75)%
	Highest contract charge 1.30% Series II	$28.16	—	—	—	(21.76)%
	All contract charges	—	5	$116	0.00%
2021	Lowest contract charge 1.30% Series II(a)	$35.99	—	—	—	3.69%
	Highest contract charge 1.30% Series II(a)	$35.99	—	—	—	3.69%
	All contract charges	—	2	$81	0.00%
Janus Henderson Balanced Portfolio
2022	Lowest contract charge 1.00% Service Shares(j)	$15.16	—	—	—	(0.59)%
	Highest contract charge 1.25% Services Shares(j)	$16.77	—	—	—	(0.65)%
	All contract charges	—	26	$402	0.13%

FSA-134

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
Janus Henderson Flexible Bond Portfolio
2022	Lowest contract charge 1.00% Service Shares(j)	$ 9.70	—	—	—	1.04%
	Highest contract charge 1.00% Services Shares(j)	$ 9.70	—	—	—	1.04%
	All contract charges	—	12	$113	0.71%
Lord Abbett Series Fund — Bond Debenture Portfolio
2022	Lowest contract charge 1.00% VC Shares(j)	$11.23	—	—	—	0.09%
	Highest contract charge 1.30% VC Shares	$14.02	—	—	—	(13.93)%
	All contract charges	—	85	$1,198	5.89%
2021	Lowest contract charge 1.30% VC Shares(a)	$16.29	—	—	—	0.25%
	Highest contract charge 1.30% VC Shares(a)	$16.29	—	—	—	0.25%
	All contract charges	—	50	$815	3.59%
MFS® Investors Trust Series
2022	Lowest contract charge 1.30% Service Class	$32.20	—	—	—	(17.75)%
	Highest contract charge 1.30% Service Class	$32.20	—	—	—	(17.75)%
	All contract charges	—	5	$145	0.16%
2021	Lowest contract charge 1.30% Service Class(a)	$39.15	—	—	—	20.80%
	Highest contract charge 1.30% Service Class(a)	$39.15	—	—	—	20.80%
	All contract charges	—	3	$107	0.62%
MFS® Massachusetts Investors Growth Stock Portfolio
2022	Lowest contract charge 1.30% Service Class	$39.20	—	—	—	(20.49)%
	Highest contract charge 1.65% Service Class(a)	$37.41	—	—	—	(20.78)%
	All contract charges	—	13	$539	0.00%
2021	Lowest contract charge 1.30% Service Class(a)	$49.30	—	—	—	22.33%
	Highest contract charge 1.30% Service Class(a)	$49.30	—	—	—	22.33%
	All contract charges	—	4	$207	0.03%
MFS® Value Series
2022	Lowest contract charge 1.00% Service Class(j)	$16.82	—	—	—	(0.06)%
	Highest contract charge 1.25% Service Class(j)	$19.23	—	—	—	(0.10)%
	All contract charges	—	1	$21	0.00%
Multimanager Aggressive Equity
2022	Lowest contract charge 1.30% Class IB	$34.67	—	—	—	(33.04)%
	Lowest contract charge 1.30% Class IB	$34.67	—	—	—	(33.04)%
	All contract charges	—	10	$337	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$51.78	—	—	—	14.94%
	Lowest contract charge 1.30% Class IB(a)	$51.78	—	—	—	14.94%
	All contract charges	—	3	$131	0.00%
Multimanager Technology
2022	Lowest contract charge 1.00% Class IB(j)	$23.06	—	—	—	(6.03)%
	Highest contract charge 1.65% Class IB	$22.64	—	—	—	(38.34)%
	All contract charges	—	76	$1,757	0.00%
2021	Lowest contract charge 1.30% Class IB(a)	$37.62	—	—	—	13.52%
	Highest contract charge 1.65% Class IB(a)	$36.72	—	—	—	13.19%
	All contract charges	—	32	$1,195	0.00%
Neuberger Berman U.S. Equity Index PutWrite Strategy Portfolio
2022	Lowest contract charge 1.30% Class S	$10.85	—	—	—	(12.43)%
	Highest contract charge 1.30% Class S	$10.85	—	—	—	(12.43)%
	All contract charges	—	3	$32	0.00%
2021	Lowest contract charge 1.30% Class S(a)	$12.39	—	—	—	12.74%
	Highest contract charge 1.30% Class S(a)	$12.39	—	—	—	12.74%
	All contract charges	—	3	$40	0.52%
PIMCO CommodityRealReturn® Strategy Portfolio
2022	Lowest contract charge 1.00% Advisor Class(j)	$11.22	—	—	—	(2.77)%
	Highest contract charge 1.65% Advisor Class(a)	$ 8.68	—	—	—	6.90%
	All contract charges	—	70	$630	18.39%

FSA-135

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Continued)

December 31, 2022

8.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**
PIMCO CommodityRealReturn® Strategy Portfolio (Continued)
2021	Lowest contract charge 1.30% Advisor Class(a)	$ 8.48	—	—	—	17.13%
	Highest contract charge 1.30% Advisor Class(a)	$ 8.48	—	—	—	17.13%
	All contract charges	—	21	$182	4.70%
PIMCO Global Bond Opportunities Portfolio (Unhedged)
2022	Lowest contract charge 1.00% Advisor Class(j)	$ 9.54	—	—	—	2.69%
	Highest contract charge 1.25% Advisor Class(j)	$ 9.01	—	—	—	2.62%
	All contract charges	—	2	$24	0.54%
PIMCO Income Portfolio
2022	Lowest contract charge 1.00% Advisor Class(j)	$10.41	—	—	—	1.26%
	Highest contract charge 1.30% Advisor Class	$10.30	—	—	—	(9.09)%
	All contract charges	—	45	$464	3.71%
2021	Lowest contract charge 1.30% Advisor Class(a)	$11.33	—	—	—	0.27%
	Highest contract charge 1.30% Advisor Class(a)	$11.33	—	—	—	0.27%
	All contract charges	—	16	$177	2.38%
ProFund VP Biotechnology
2022	Lowest contract charge 1.30% Common Shares	$41.96	—	—	—	(8.90)%
	Highest contract charge 1.65% Common Shares	$40.05	—	—	—	(9.22)%
	All contract charges	—	11	$460	0.00%
2021	Lowest contract charge 1.30% Common Shares(a)	$46.06	—	—	—	8.40%
	Highest contract charge 1.65% Common Shares(a)	$44.12	—	—	—	8.08%
	All contract charges	—	6	$ 292	0.00%
Putnam VT Research Fund
2022	Lowest contract charge 1.00% Class IB(j)	$19.04	—	—	—	(2.81)%
	Highest contract charge 1.00% Class IB(j)	$19.04	—	—	—	(2.81)%
	All contract charges	—	—	$9	0.00%
T. Rowe Price Equity Income Portfolio
2022	Lowest contract charge 1.00% Class II(j)	$16.14	—	—	—	(0.19)%
	Highest contract charge 1.25% Class II(j)	$17.45	—	—	—	(0.17)%
	All contract charges	—	—	$11	0.98%
Templeton Developing Markets VIP Fund
2022	Lowest contract charge 1.30% Class 2	$10.76	—	—	—	(22.98)%
	Highest contract charge 1.65% Class 2	$10.27	—	—	—	(23.24)%
	All contract charges	—	15	$160	3.03%
2021	Lowest contract charge 1.30% Class 2(a)	$13.97	—	—	—	(15.79)%
	Highest contract charge 1.65% Class 2(a)	$13.38	—	—	—	(16.06)%
	All contract charges	—	9	$122	0.22%
Templeton Global Bond VIP Fund
2022	Lowest contract charge 1.25% Class 2(j)	$ 8.13	—	—	—	3.96%
	Highest contract charge 1.65% Class 2	$ 9.77	—	—	—	(6.51)%
	All contract charges	—	19	$189	0.00%
2021	Lowest contract charge 1.30% Class 2(a)	$10.91	—	—	—	(5.21)%
	Highest contract charge 1.65% Class 2(a)	$10.45	—	—	—	(5.52)%
	All contract charges	—	23	$252	0.00%

(a)	Units were made available on February 22, 2021.
(b)	Units were made available on February 22, 2021, however it had no outstanding units as of December 31, 2021.
(c)	1290 VT Moderate Growth Allocation replaced EQ/AXA Investment Managers Moderate Allocation due to a merger on November 4, 2022.
(d)	EQ/Invesco Moderate Growth Allocation replaced EQ/First Trust Moderate Growth Allocation due to a merger on November 4, 2022.
(e)	EQ/JPMorgan Growth Allocation replaced EQ/Franklin Growth Allocation due to a merger on November 4, 2022.
(f)	Units were made available on November 11, 2022.
(g)	EQ/Common Stock Index replaced 1290 VT Low Volatility Global Equity due to a merger on November 11, 2022.
(h)	EQ/Core Plus Bond replaced EQ/Franklin Strategic Income due to a merger on November 11, 2022.
(i)	EQ/MFS International Growth replaced EQ/Invesco International Growth due to a merger on November 11, 2022.
(j)	Units were made available on November 14, 2022.

FSA-136

EQUITABLE AMERICA VARIABLE ACCOUNT 70A

Notes to Financial Statements (Concluded)

December 31, 2022

8.	Financial Highlights (Continued)

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. This ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. The total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through April 14, 2023, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-137